UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)

 (Zip code)

Salvatore Schiavone, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

Item 1. Schedule of Investments.

John Hancock

Technical Opportunities Fund

Quarterly portfolio holdings 4/30/16

Fund's investmentsTechnical Opportunities Fund

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 37.4%		$244,263,338
(Cost $218,866,849)
Consumer discretionary 6.9%		45,067,670
Distributors 0.9%
Core-Mark Holding Company, Inc.	70,334	5,743,474
Hotels, restaurants and leisure 2.6%
Domino's Pizza, Inc.	28,222	3,411,475
McDonald's Corp.	20,675	2,615,181
Panera Bread Company, Class A (I)	18,206	3,905,005
Ruth's Hospitality Group, Inc.	122,426	1,944,125
Star Entertainment Group, Ltd.	869,956	3,714,687
Texas Roadhouse, Inc.	30,572	1,244,892
Internet and catalog retail 0.6%
The Priceline Group, Inc. (I)	1,952	2,622,824
Wayfair, Inc., Class A (I)(L)	31,416	1,185,954
Leisure products 0.2%
Hasbro, Inc.	15,048	1,273,663
Specialty retail 1.7%
Ross Stores, Inc.	104,424	5,929,195
Tractor Supply Company	20,523	1,942,707
Yamada Denki Company, Ltd.	689,537	3,471,310
Textiles, apparel and luxury goods 0.9%
adidas AG	29,651	3,825,494
ANTA Sports Products, Ltd.	878,478	2,237,684
Consumer staples 4.5%		29,222,503
Beverages 1.2%
Molson Coors Brewing Company, Class B	54,696	5,230,578
The Coca-Cola Company	58,586	2,624,653
Food and staples retailing 0.3%
Sundrug Company, Ltd.	25,872	1,838,354
Food products 0.3%
Greencore Group PLC	376,278	1,985,690
Household products 0.8%
Church & Dwight Company, Inc.	21,296	1,974,139
Colgate-Palmolive Company	46,176	3,274,802
Tobacco 1.9%
Altria Group, Inc.	58,509	3,669,099
Philip Morris International, Inc.	47,216	4,632,834
Reynolds American, Inc.	80,491	3,992,354
Financials 2.3%		14,982,468
Capital markets 0.4%
Partners Group Holding AG	6,707	2,766,224
Diversified financial services 0.8%
MarketAxess Holdings, Inc.	15,931	1,955,690
Nasdaq, Inc.	52,869	3,262,546
Real estate investment trusts 1.1%
Equinix, Inc.	11,296	3,731,634

2SEE NOTES TO FUND'S INVESTMENTS

Technical Opportunities Fund

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
Federal Realty Investment Trust	21,478	$3,266,374
Health care 4.4%		28,968,213
Health care equipment and supplies 1.5%
Anika Therapeutics, Inc. (I)	29,007	1,324,460
Edwards Lifesciences Corp. (I)	45,719	4,855,815
Intuitive Surgical, Inc. (I)	6,097	3,818,917
Life sciences tools and services 0.2%
Charles River Laboratories International, Inc. (I)	16,077	1,274,424
Pharmaceuticals 2.7%
Bristol-Myers Squibb Company	67,387	4,863,994
Johnson & Johnson	6,156	689,964
Ono Pharmaceutical Company, Ltd.	160,240	7,220,073
Shionogi & Company, Ltd.	96,402	4,920,566
Industrials 5.0%		33,032,485
Aerospace and defense 1.3%
Lockheed Martin Corp.	18,977	4,409,875
Raytheon Company	31,852	4,024,500
Commercial services and supplies 1.2%
Republic Services, Inc.	41,165	1,937,637
Securitas AB, Series B	117,515	1,858,176
Waste Management, Inc.	66,544	3,912,122
Construction and engineering 0.4%
Vinci SA (L)	36,285	2,710,065
Electrical equipment 0.1%
Babcock & Wilcox Enterprises, Inc. (I)	29,294	669,368
Industrial conglomerates 0.2%
General Electric Company	41,103	1,263,917
Road and rail 1.8%
DSV A/S	93,818	3,949,563
J.B. Hunt Transport Services, Inc.	30,419	2,521,127
Knight Transportation, Inc.	100,288	2,664,652
Old Dominion Freight Line, Inc. (I)	47,108	3,111,483
Information technology 9.2%		59,884,492
Electronic equipment, instruments and components 0.5%
II-VI, Inc. (I)	144,532	3,016,383
Internet software and services 2.8%
Alphabet, Inc., Class A (I)	8,901	6,300,840
Facebook, Inc., Class A (I)	74,569	8,767,823
VeriSign, Inc. (I)(L)	36,821	3,181,334
IT services 2.6%
Automatic Data Processing, Inc.	29,736	2,629,852
CACI International, Inc., Class A (I)	19,211	1,847,138
ExlService Holdings, Inc. (I)	78,423	3,794,889
PayPal Holdings, Inc. (I)	79,305	3,107,170
Paysafe Group PLC (I)	951,132	5,306,770

SEE NOTES TO FUND'S INVESTMENTS3

Technical Opportunities Fund

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 1.0%
	M/A-COM Technology Solutions Holdings, Inc. (I)		40,596	$1,659,970
	MaxLinear, Inc., Class A (I)		73,801	1,236,167
	Monolithic Power Systems, Inc.		60,301	3,763,988
Software 2.3%
	BroadSoft, Inc. (I)		15,961	625,113
	Fair Isaac Corp.		24,405	2,604,258
	Microsoft Corp.		127,294	6,348,152
	Nexon Company, Ltd.		119,485	1,794,113
	The Sage Group PLC		450,310	3,900,532
Materials 5.1%				33,105,507
Containers and packaging 1.8%
	AptarGroup, Inc.		25,824	1,962,624
	Avery Dennison Corp.		28,957	2,102,568
	Bemis Company, Inc.		65,483	3,285,937
	RPC Group PLC		425,755	4,543,368
Metals and mining 3.3%
	Agnico Eagle Mines, Ltd.		161,856	7,641,222
	Franco-Nevada Corp.		97,927	6,870,558
	Randgold Resources, Ltd., ADR		66,659	6,699,230
	Yield (%	)	Shares	Value
Securities lending collateral 0.9%				$5,749,519
(Cost $5,749,207)
John Hancock Collateral Trust (W)	0.5148(Y	)	574,573	5,749,519
			Par value^	Value
Short-term investments 62.8%				$410,400,000
(Cost $410,400,000)
Repurchase agreement 62.8%				410,400,000
	Bank of America Tri-Party Repurchase Agreement dated 4-29-16 at 0.300% to be repurchased at $138,403,460 on 5-2-16, collateralized by $136,472,488 Government National Mortgage Association, 3.000% - 4.000% due 5-20-45 to 4-20-46 (valued at $141,168,000, including interest).		138,400,000	138,400,000
	Barclay's Capital Tri-Party Repurchase Agreement dated 4-29-16 at 0.280% to be repurchased at $139,203,248 on 5-2-16, collateralized by $132,071,300 U.S. Treasury Notes, 2.125% - 3.625% due 2-15-20 to 5-15-24 (valued at $141,984,070, including interest).		139,200,000	139,200,000
	BNP Paribas Tri-Party Repurchase Agreement dated 4-29-16 at 0.300% to be repurchased at $132,803,320 on 5-2-16, collateralized by $1,024 Federal Farm Credit Bank, 3.330% - 5.125% due 8-25-16 to 2-1-33 (valued at $1,043, including interest), $750,000 Federal Home Loan Bank, 1.250% due 8-22-16 (valued at $753,710, including interest), $5,207,224 Federal Home Loan Mortgage Corp., 4.00% - 6.500% due 12-1-17 to 10-1-44 (valued at $5,640,487, including interest), $52,945,758 Federal National Mortgage Association, 2.000% - 7.000% due 1-1-17 to 2-1-46 (valued at $55,215,230, including interest), $11,251,591 Government National Mortgage Association, 3.500% - 6.000% due 10-15-32 to 1-20-46 (valued at $11,959,255, including interest), $11,597,600 U.S. Treasury Bills, 0.000% due 5-5-16 to 1-5-17 (valued at $11,584,376, including interest) and $50,557,800 U.S. Treasury Notes, 0.750% due 2-15-19 (valued at $50,401,815, including interest).		132,800,000	132,800,000
Total investments (Cost $635,016,056)† 101.1%				$660,412,857
Other assets and liabilities, net (1.1%)				($7,044,597)
Total net assets 100.0%				$653,368,260

4SEE NOTES TO FUND'S INVESTMENTS

Technical Opportunities Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-16. The value of securities amounted to $5,511,381.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $638,574,081. Net unrealized appreciation aggregated to $21,838,776, of which $23,692,010 related to appreciated investment securities and $1,853,234 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 4-30-16:

United States	88.3
Japan	2.9
Canada	2.2
United Kingdom	1.3
Jersey, Channel Islands	1.0
Other countries	4.3
TOTAL	100.0

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$45,067,670	$31,818,495	$13,249,175	—
Consumer staples	29,222,503	25,398,459	3,824,044	—
Financials	14,982,468	12,216,244	2,766,224	—
Health care	28,968,213	16,827,574	12,140,639	—
Industrials	33,032,485	24,514,681	8,517,804	—
Information technology	59,884,492	48,883,077	11,001,415	—
Materials	33,105,507	28,562,139	4,543,368	—
Securities lending collateral	5,749,519	5,749,519	—	—
Short-term investments	410,400,000	—	410,400,000	—
Total investments in securities	$660,412,857	$193,970,188	$466,442,669	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	347Q3	04/16
This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.		6/16

John Hancock

Global Income Fund

Quarterly portfolio holdings 4/30/16

Fund's investmentsGlobal Income Fund

As of 4-30-16 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 54.7%						$219,229,390
(Cost $231,749,797)
Argentina 0.2%						604,010
YPF SA (S)	8.750		04-04-24		578,000	604,010
Austria 0.1%						551,476
ESAL GmbH (S)	6.250		02-05-23		598,000	551,476
Azerbaijan 0.4%						1,806,602
State Oil Company of the Azerbaijan Republic	4.750		03-13-23		2,011,000	1,806,602
Brazil 0.7%						2,874,184
Brazil Loan Trust 1	5.477		07-24-23		198,417	181,670
Brazil Loan Trust 1 (S)	5.477		07-24-23		2,457,692	2,236,500
GTL Trade Finance, Inc. (S)	5.893		04-29-24		347,000	308,414
Samarco Mineracao SA (S)	4.125		11-01-22		246,000	147,600
Canada 1.1%						4,549,375
Cascades, Inc. (S)	5.500		07-15-22		845,000	815,425
Mercer International, Inc.	7.750		12-01-22		1,365,000	1,378,650
Norbord, Inc. (S)	5.375		12-01-20		1,215,000	1,227,150
Quebecor Media, Inc.	5.750		01-15-23		1,090,000	1,128,150
Chile 1.4%						5,601,031
Banco del Estado de Chile (S)	3.875		02-08-22		164,000	175,101
Corporacion Nacional del Cobre de Chile (S)	3.000		07-17-22		2,484,000	2,433,632
Corporacion Nacional del Cobre de Chile	6.150		10-24-36		2,361,000	2,700,618
Corporacion Nacional del Cobre de Chile (S)	6.150		10-24-36		255,000	291,680
China 0.2%						751,894
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875		05-17-42		371,000	401,483
Three Gorges Finance I Cayman Islands, Ltd. (S)	3.700		06-10-25		334,000	350,411
Colombia 0.7%						2,688,829
Ecopetrol SA	4.125		01-16-25		1,206,000	1,055,250
Ecopetrol SA	5.875		05-28-45		1,140,000	927,276
Ecopetrol SA	7.375		09-18-43		761,000	706,303
Costa Rica 0.1%						486,213
Banco Nacional De Costa Rica (S)	5.875		04-25-21		485,000	486,213
Ecuador 0.4%						1,473,817
EP PetroEcuador (P)	5.897		09-24-19		1,619,579	1,473,817
France 0.8%						3,038,175
Albea Beauty Holdings SA (S)	8.375		11-01-19		1,095,000	1,149,750
Numericable-SFR SAS (S)	6.250		05-15-24		630,000	609,525
Numericable-SFR SAS (S)	7.375		05-01-26		1,260,000	1,278,900
Germany 0.8%						3,063,336
CeramTec Group GmbH	8.250		08-15-21	EUR	1,275,000	1,570,611
Unitymedia Hessen GmbH & Company KG (S)	5.000		01-15-25		855,000	859,275
Unitymedia KabelBW GmbH (S)	6.125		01-15-25		615,000	633,450
Hong Kong 0.8%						3,056,622
Sinochem Overseas Capital Company, Ltd.	4.500		11-12-20		2,875,000	3,056,622
Indonesia 0.4%						1,804,097
Pertamina Persero PT	5.250		05-23-21		352,000	370,313

2SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Indonesia (continued)
Pertamina Persero PT	6.450		05-30-44	820,000	$834,159
Perusahaan Listrik Negara PT	5.250		10-24-42	650,000	599,625
Ireland 1.3%					5,025,012
Ardagh Packaging Finance PLC (S)	4.625		05-15-23	200,000	201,000
Ardagh Packaging Finance PLC (S)	7.250		05-15-24	555,000	561,938
Endo, Ltd. (S)	6.000		02-01-25	1,420,000	1,356,100
Mallinckrodt International Finance SA (S)	5.625		10-15-23	1,145,000	1,070,575
Rosneft Oil Company	4.199		03-06-22	1,917,000	1,835,399
Jamaica 0.2%					723,424
Digicel Group, Ltd. (S)	7.125		04-01-22	889,000	723,424
Kazakhstan 1.3%					5,222,990
Kazakhstan Temir Zholy Finance BV (S)	6.950		07-10-42	321,000	300,180
KazMunayGas National Company (S)	6.375		04-09-21	1,462,000	1,531,518
KazMunayGas National Company	6.375		04-09-21	2,057,000	2,154,804
KazMunayGas National Company	7.000		05-05-20	507,000	540,941
Zhaikmunai LLP (S)	6.375		02-14-19	347,000	285,859
Zhaikmunai LLP (S)	7.125		11-13-19	492,000	409,688
Luxembourg 1.3%					5,060,740
Altice Luxembourg SA (S)	7.750		05-15-22	1,510,000	1,506,225
ArcelorMittal	8.000		10-15-39	1,070,000	995,100
Cosan Luxembourg SA (S)	5.000		03-14-23	692,000	619,340
INEOS Group Holdings SA (S)	5.875		02-15-19	755,000	766,325
Wind Acquisition Finance SA (S)	4.750		07-15-20	625,000	596,875
Wind Acquisition Finance SA (S)	7.375		04-23-21	650,000	576,875
Malaysia 1.1%					4,583,186
1MDB Global Investments, Ltd.	4.400		03-09-23	2,100,000	1,847,685
Petronas Capital, Ltd. (S)	3.500		03-18-25	2,133,000	2,190,075
Petronas Capital, Ltd. (S)	4.500		03-18-45	519,000	545,426
Mexico 2.4%					9,787,697
Cemex Finance LLC (S)	9.375		10-12-22	166,000	182,600
Cemex SAB de CV (S)	5.700		01-11-25	34,000	32,895
Cemex SAB de CV (S)	6.125		05-05-25	330,000	324,225
Cemex SAB de CV (S)	7.250		01-15-21	200,000	213,500
Cemex SAB de CV (S)	9.500		06-15-18	396,000	418,770
Comision Federal de Electricidad (S)	4.875		01-15-24	295,000	306,800
Petroleos Mexicanos	3.500		01-30-23	1,285,000	1,193,444
Petroleos Mexicanos	4.500		01-23-26	302,000	287,323
Petroleos Mexicanos	4.875		01-18-24	993,000	989,276
Petroleos Mexicanos	5.500		01-21-21	587,000	616,350
Petroleos Mexicanos	5.500		06-27-44	355,000	312,400
Petroleos Mexicanos	5.625		01-23-46	365,000	324,963
Petroleos Mexicanos	6.000		03-05-20	94,000	99,993
Petroleos Mexicanos (S)	6.375		02-04-21	275,000	296,940
Petroleos Mexicanos	6.500		06-02-41	1,022,000	1,019,956
Petroleos Mexicanos (S)	6.875		08-04-26	2,503,000	2,762,061
Petroleos Mexicanos	6.875		08-04-26	146,000	161,111
Petroleos Mexicanos	9.500		09-15-27	154,000	185,570
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	62,000	59,520

SEE NOTES TO FUND'S INVESTMENTS3

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Morocco 0.2%						$716,306
OCP SA (S)	4.500		10-22-25		83,000	80,510
OCP SA (S)	5.625		04-25-24		362,000	379,648
OCP SA (S)	6.875		04-25-44		246,000	256,148
Netherlands 0.6%						2,267,869
GTH Finance BV (S)	6.250		04-26-20		275,000	274,656
GTH Finance BV (S)	7.250		04-26-23		364,000	364,229
UPCB Finance IV, Ltd. (S)	5.375		01-15-25		960,000	976,800
VTR Finance BV (S)	6.875		01-15-24		653,000	652,184
Russia 0.2%						924,310
Gazprom OAO (S)	5.999		01-23-21		281,000	297,152
Gazprom OAO (S)	8.146		04-11-18		222,000	241,962
Rosneft Oil Company (S)	4.199		03-06-22		402,000	385,196
Singapore 0.1%						260,149
ABJA Investment Company Pte, Ltd.	5.950		07-31-24		274,000	260,149
South Africa 0.9%						3,633,724
Eskom Holdings SOC, Ltd. (S)	6.750		08-06-23		1,023,000	962,899
Eskom Holdings SOC, Ltd. (S)	7.125		02-11-25		2,835,000	2,670,825
United Kingdom 2.2%						8,829,112
Anglo American Capital PLC (S)	4.125		09-27-22		725,000	656,125
Bakkavor Finance 2 PLC	8.250		02-15-18	GBP	88,064	131,411
Boparan Finance PLC	5.500		07-15-21	GBP	1,550,000	2,129,707
Fiat Chrysler Automobiles NV	5.250		04-15-23		1,075,000	1,087,137
Premier Foods Finance PLC	6.500		03-15-21	GBP	650,000	948,138
R&R PLC, PIK	9.250		05-15-18	EUR	1,100,000	1,272,144
Virgin Media Finance PLC (S)	6.000		10-15-24		1,440,000	1,468,800
Virgin Media Secured Finance PLC (S)	5.250		01-15-26		1,130,000	1,135,650
United States 33.9%						136,106,876
ACCO Brands Corp.	6.750		04-30-20		912,000	966,720
AECOM	5.750		10-15-22		980,000	1,021,650
Altice US Finance I Corp. (S)	5.375		07-15-23		375,000	382,894
Altice US Finance I Corp. (S)	5.500		05-15-26		385,000	388,850
AMC Entertainment, Inc.	5.750		06-15-25		1,385,000	1,419,625
Amsurg Corp.	5.625		07-15-22		1,135,000	1,164,794
Apollo Global Management LLC (S)	9.750		05-01-23		575,000	566,375
Argos Merger Sub, Inc. (S)	7.125		03-15-23		870,000	889,575
Artesyn Embedded Technologies, Inc. (S)	9.750		10-15-20		1,030,000	911,550
Ball Corp.	5.250		07-01-25		340,000	357,639
Berry Plastics Corp. (S)	6.000		10-15-22		465,000	485,925
Boyd Gaming Corp. (S)	6.375		04-01-26		405,000	414,113
Cable One, Inc. (S)	5.750		06-15-22		1,135,000	1,166,213
Cablevision Systems Corp.	5.875		09-15-22		2,575,000	2,240,250
CalAtlantic Group, Inc.	5.875		11-15-24		747,000	789,953
Calpine Corp.	5.750		01-15-25		1,335,000	1,348,350
CCO Holdings LLC (S)	5.500		05-01-26		2,250,000	2,295,000
Centene Corp. (S)	5.625		02-15-21		530,000	556,500
CenturyLink, Inc.	5.800		03-15-22		680,000	671,500
CenturyLink, Inc.	7.650		03-15-42		1,310,000	1,113,500
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		453,000	426,953
Chemtura Corp.	5.750		07-15-21		2,250,000	2,238,750
Cincinnati Bell, Inc.	8.375		10-15-20		1,330,000	1,363,250

4SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Cinemark USA, Inc.	5.125		12-15-22	725,000	$750,375
Cleaver-Brooks, Inc. (S)	8.750		12-15-19	1,056,000	1,034,880
CNOOC Finance 2015 USA LLC	3.500		05-05-25	240,000	236,585
Cogent Communications Group, Inc. (S)	5.375		03-01-22	740,000	736,300
Community Health Systems, Inc.	6.875		02-01-22	1,365,000	1,241,297
Constellation Brands, Inc.	4.750		12-01-25	465,000	493,481
Continental Resources, Inc.	5.000		09-15-22	865,000	802,288
CyrusOne LP	6.375		11-15-22	1,400,000	1,473,500
DaVita HealthCare Partners, Inc.	5.125		07-15-24	1,000,000	1,017,720
Dean Foods Company (S)	6.500		03-15-23	1,280,000	1,344,000
Denbury Resources, Inc.	5.500		05-01-22	1,780,000	1,157,000
Diebold, Inc. (S)	8.500		04-15-24	545,000	551,813
DISH DBS Corp.	5.000		03-15-23	2,845,000	2,603,175
Dynegy, Inc.	6.750		11-01-19	925,000	936,563
Energizer Holdings, Inc. (S)	5.500		06-15-25	1,035,000	1,035,114
EnerSys (S)	5.000		04-30-23	885,000	880,575
EP Energy LLC	6.375		06-15-23	740,000	412,550
EP Energy LLC	9.375		05-01-20	925,000	602,989
Erickson, Inc.	8.250		05-01-20	789,000	481,290
First Data Corp. (S)	7.000		12-01-23	1,085,000	1,114,838
Frontier Communications Corp.	6.250		09-15-21	870,000	809,100
Frontier Communications Corp.	9.000		08-15-31	1,629,000	1,398,904
FTS International, Inc.	6.250		05-01-22	1,365,000	212,258
GCI, Inc.	6.875		04-15-25	1,300,000	1,313,000
GenOn Energy, Inc.	9.500		10-15-18	2,875,000	2,228,125
GLP Capital LP	5.375		11-01-23	675,000	702,844
GLP Capital LP	5.375		04-15-26	200,000	208,250
Golden Nugget Escrow, Inc. (S)	8.500		12-01-21	605,000	627,688
Gray Television, Inc.	7.500		10-01-20	1,320,000	1,382,700
Griffon Corp.	5.250		03-01-22	1,840,000	1,849,200
Halcon Resources Corp.	9.750		07-15-20	1,690,000	371,800
HCA, Inc.	5.250		06-15-26	1,190,000	1,236,113
HCA, Inc.	5.375		02-01-25	1,910,000	1,952,975
Hd Supply Inc (S)	5.750		04-15-24	800,000	839,000
HealthSouth Corp.	5.750		11-01-24	1,510,000	1,559,075
Hornbeck Offshore Services, Inc.	5.000		03-01-21	965,000	613,981
Hornbeck Offshore Services, Inc.	5.875		04-01-20	550,000	356,125
Hot Topic, Inc. (S)	9.250		06-15-21	1,120,000	1,128,400
IASIS Healthcare LLC	8.375		05-15-19	1,065,000	1,017,075
Isle of Capri Casinos, Inc.	5.875		03-15-21	1,365,000	1,417,894
Jc Penney Corp. Inc	7.400		04-01-37	995,000	786,050
Kinetic Concepts, Inc.	10.500		11-01-18	985,000	995,490
Kinetic Concepts, Inc.	12.500		11-01-19	565,000	542,400
L Brands, Inc.	6.875		11-01-35	1,075,000	1,182,500
Laredo Petroleum, Inc.	7.375		05-01-22	830,000	813,400
Level 3 Communications, Inc.	5.750		12-01-22	930,000	956,049
Level 3 Financing, Inc.	5.375		08-15-22	1,665,000	1,702,463
Levi Strauss & Company	5.000		05-01-25	705,000	713,813
LifePoint Health, Inc.	5.500		12-01-21	1,225,000	1,274,000
Lin Television Corp.	5.875		11-15-22	1,510,000	1,540,200
Linn Energy LLC (H)	6.500		09-15-21	690,000	60,375
Linn Energy LLC (H)	7.750		02-01-21	1,900,000	161,500
Louisiana-Pacific Corp.	7.500		06-01-20	600,000	624,000

SEE NOTES TO FUND'S INVESTMENTS5

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Manitowoc Foodservice, Inc. (S)	9.500		02-15-24	540,000	$596,700
Marathon Oil Corp.	6.600		10-01-37	570,000	545,839
Masonite International Corp. (S)	5.625		03-15-23	680,000	710,600
MasTec, Inc.	4.875		03-15-23	1,735,000	1,596,200
Mediacom LLC	7.250		02-15-22	1,515,000	1,586,963
MEDNAX, Inc. (S)	5.250		12-01-23	810,000	840,375
MGM Resorts International	6.625		12-15-21	1,310,000	1,395,150
MGP Escrow Issuer LLC (S)	5.625		05-01-24	380,000	395,438
Midstates Petroleum Company, Inc. (H)	10.750		10-01-20	945,000	25,988
MPG Holdco I, Inc.	7.375		10-15-22	1,360,000	1,360,000
NCI Building Systems, Inc. (S)	8.250		01-15-23	705,000	754,350
NCR Corp.	5.000		07-15-22	825,000	827,063
Nexstar Broadcasting, Inc.	6.875		11-15-20	1,360,000	1,424,600
NRG Energy, Inc.	6.250		07-15-22	1,870,000	1,833,198
Nuance Communications, Inc. (S)	5.375		08-15-20	1,250,000	1,278,125
Oasis Petroleum, Inc.	7.250		02-01-19	1,660,000	1,577,000
Outerwall, Inc.	6.000		03-15-19	940,000	838,950
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23	1,020,000	1,097,138
Pilgrim's Pride Corp. (S)	5.750		03-15-25	1,165,000	1,185,388
Pinnacle Entertainment, Inc. (S)	5.625		05-01-24	750,000	749,063
Pinnacle Foods, Inc. (S)	5.875		01-15-24	675,000	713,813
Platform Specialty Products Corp. (S)	6.500		02-01-22	955,000	840,400
Post Holdings, Inc.	7.375		02-15-22	1,235,000	1,301,381
Prestige Brands, Inc. (S)	6.375		03-01-24	515,000	540,750
QEP Resources, Inc.	5.375		10-01-22	1,645,000	1,558,638
Quicken Loans, Inc. (S)	5.750		05-01-25	985,000	925,900
Quiksilver, Inc. (H)(S)	7.875		08-01-18	1,095,000	219,000
Quiksilver, Inc. (H)	10.000		08-01-20	515,000	30,900
Quintiles Transnational Corp. (S)	4.875		05-15-23	480,000	491,400
RegionalCare Hospital Partners Holdings, Inc. (S)	8.250		05-01-23	745,000	774,800
Revlon Consumer Products Corp.	5.750		02-15-21	685,000	696,131
RHP Hotel Properties LP	5.000		04-15-21	860,000	887,950
RJS Power Holdings LLC (S)	4.625		07-15-19	1,610,000	1,497,300
RSI Home Products, Inc. (S)	6.500		03-15-23	935,000	974,738
Safeway, Inc.	7.250		02-01-31	925,000	904,188
Sally Holdings LLC	5.625		12-01-25	780,000	832,650
Signode Industrial Group Lux SA (S)	6.375		05-01-22	1,050,000	1,023,750
Sinclair Television Group, Inc.	6.125		10-01-22	925,000	987,438
Smithfield Foods, Inc.	6.625		08-15-22	750,000	793,125
Spectrum Brands, Inc.	5.750		07-15-25	1,110,000	1,177,322
Spectrum Brands, Inc.	6.125		12-15-24	770,000	822,938
Sprint Capital Corp.	8.750		03-15-32	3,080,000	2,448,600
Standard Industries, Inc. (S)	5.375		11-15-24	800,000	834,000
T-Mobile USA, Inc.	6.500		01-15-26	1,115,000	1,181,900
T-Mobile USA, Inc.	6.731		04-28-22	1,555,000	1,638,939
Team Health, Inc. (S)	7.250		12-15-23	970,000	1,030,019
TEGNA, Inc.	6.375		10-15-23	935,000	1,009,800
Tesoro Logistics LP	6.125		10-15-21	805,000	823,113
The Goodyear Tire & Rubber Company	5.125		11-15-23	545,000	562,713
The Sun Products Corp. (S)	7.750		03-15-21	900,000	848,250
The William Carter Company	5.250		08-15-21	825,000	859,650
Tops Holding LLC (S)	8.000		06-15-22	1,050,000	939,750
Tribune Media Company (S)	5.875		07-15-22	2,010,000	1,994,925

6SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Trinseo Materials Operating SCA (S)	6.750		05-01-22		1,355,000	$1,402,425
Univision Communications, Inc. (S)	8.500		05-15-21		680,000	709,750
VRX Escrow Corp. (S)	5.875		05-15-23		1,720,000	1,445,875
WESCO Distribution, Inc.	5.375		12-15-21		660,000	669,900
Western Digital Corp. (S)	10.500		04-01-24		1,090,000	1,060,025
Windstream Corp.	7.500		04-01-23		1,623,000	1,314,630
XPO Logistics, Inc. (S)	6.500		06-15-22		1,005,000	982,388
ZF North America Capital, Inc. (S)	4.750		04-29-25		1,060,000	1,074,575
Venezuela 0.9%						3,738,334
Petroleos de Venezuela SA	5.250		04-12-17		4,777,300	2,615,572
Petroleos de Venezuela SA	6.000		05-16-24		332,000	112,880
Petroleos de Venezuela SA	6.000		11-15-26		800,000	273,520
Petroleos de Venezuela SA	8.500		11-02-17		1,255,733	736,362
Foreign government obligations 37.2%						$148,980,953
(Cost $148,882,227)
Angola 0.8%						3,292,796
Republic of Angola
Bond	7.000		08-16-19		795,375	800,617
Bond (S)	9.500		11-12-25		1,949,000	1,902,809
Bond	9.500		11-12-25		600,000	589,370
Argentina 2.3%						9,435,087
Republic of Argentina
Bond (H)	4.464		03-31-23	EUR	280,000	180,337
Bond (H)	5.870		03-31-23	EUR	600,000	386,437
Bond (H)	6.000		03-31-23		970,000	1,154,300
Bond (S)	6.875		04-22-21		2,100,000	2,164,050
Bond	7.820		12-31-33	EUR	3,013,800	3,440,423
Bond (H)	9.000		05-26-49	EUR	4,000	4,534
Bond (H)	10.250		01-26-49	EUR	5,000	5,668
Bond (H)	11.375		01-30-17		4,000	5,960
Bond (H)	11.750		04-07-49		3,000	4,470
Bond (H)	15.500		12-19-49		34,000	50,660
GDP-Linked Note (I)	4.327	*	12-15-35	EUR	17,101,362	2,001,282
GDP-Linked Note (I)	4.508	*	12-15-35		366,000	36,966
Azerbaijan 0.5%						1,836,589
Republic of Azerbaijan Bond (S)	4.750		03-18-24		1,893,000	1,836,589
Bahrain 0.1%						554,903
Kingdom of Bahrain Bond (S)	7.000		01-26-26		554,000	554,903
Brazil 1.8%						7,231,038
Federative Republic of Brazil
Bond	2.625		01-05-23		1,108,000	961,190
Bond	5.000		01-27-45		997,000	805,078
Bond	5.625		01-07-41		367,000	322,043
Bond	6.000		04-07-26		301,000	310,482
Bond	7.125		01-20-37		1,953,000	2,021,355
Bond	8.250		01-20-34		578,000	666,145
Bond	10.000		01-01-25	BRL	8,100,000	2,144,745

SEE NOTES TO FUND'S INVESTMENTS7

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Colombia 1.6%						$6,572,211
Bogota Distrito Capital Bond	9.750		07-26-28	COP	2,728,000,000	963,570
Republic of Colombia
Bond	4.000		02-26-24		2,709,000	2,722,545
Bond	4.375		07-12-21		566,000	591,470
Bond	5.625		02-26-44		244,000	248,880
Bond	6.125		01-18-41		99,000	106,178
Bond	7.375		09-18-37		665,000	802,988
Bond	8.125		05-21-24		450,000	567,675
Bond	10.375		01-28-33		391,000	568,905
Costa Rica 1.2%						4,876,330
Republic of Costa Rica
Bond	4.250		01-26-23		2,113,000	1,954,525
Bond (S)	7.000		04-04-44		1,622,000	1,504,405
Bond	7.158		03-12-45		1,520,000	1,417,400
Croatia 0.9%						3,452,803
Republic of Croatia
Bond (S)	5.500		04-04-23		630,000	667,800
Bond	6.250		04-27-17		1,450,000	1,506,679
Bond (S)	6.375		03-24-21		549,000	600,897
Bond	6.625		07-14-20		614,000	677,427
Dominican Republic 1.5%						5,933,340
Government of Dominican Republic
Bond (S)	5.875		04-18-24		2,060,000	2,121,800
Bond	6.600		01-28-24		2,459,000	2,631,130
Bond	7.500		05-06-21		1,078,000	1,180,410
Ecuador 0.1%						348,705
Government of Ecuador Bond	10.500		03-24-20		369,000	348,705
Egypt 0.3%						1,201,358
Arab Republic of Egypt Bond (S)	5.875		06-11-25		1,342,000	1,201,358
El Salvador 1.3%						5,149,738
Republic of El Salvador
Bond	7.375		12-01-19		880,000	882,200
Bond	7.650		06-15-35		2,217,000	1,984,215
Bond	7.750		01-24-23		1,135,000	1,140,675
Bond	8.250		04-10-32		1,163,000	1,142,648
Ethiopia 0.2%						855,961
Federal Democratic Republic of Ethiopia Bond (S)	6.625		12-11-24		943,000	855,961
Gabon 0.6%						2,372,071
Republic of Gabon
Bond (S)	6.375		12-12-24		1,478,000	1,291,210
Bond	6.375		12-12-24		277,684	244,976
Bond (S)	6.950		06-16-25		388,000	339,244
Bond	8.200		12-12-17		480,000	496,641
Georgia 0.1%						594,675
Republic of Georgia Bond (S)	6.875		04-12-21		540,000	594,675

8SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Ghana 0.7%						$2,800,887
Republic of Ghana
Bond (S)	7.875		08-07-23		899,000	717,132
Bond	7.875		08-07-23		611,000	487,048
Bond (S)	10.750		10-14-30		1,623,000	1,596,707
Hungary 1.4%						5,467,763
Republic of Hungary
Bond	4.375		07-04-17	EUR	442,000	531,221
Bond	5.375		02-21-23		1,939,000	2,136,642
Bond	5.375		03-25-24		355,000	394,494
Bond	6.000		01-11-19	EUR	331,000	432,385
Bond	6.375		03-29-21		1,733,000	1,973,021
Indonesia 1.7%						6,846,047
Republic of Indonesia
Bond	3.750		04-25-22		341,000	349,965
Bond (S)	4.750		01-08-26		1,559,000	1,656,665
Bond	4.875		05-05-21		472,000	511,513
Bond	5.250		01-17-42		1,166,000	1,196,021
Bond	6.625		02-17-37		200,000	236,752
Bond	7.750		01-17-38		2,006,000	2,625,519
Bond	8.500		10-12-35		194,000	269,612
Iraq 0.4%						1,459,141
Republic of Iraq Bond	5.800		01-15-28		2,043,000	1,459,141
Ivory Coast 1.3%						5,086,134
Republic of Ivory Coast
Bond (S)	5.375		07-23-24		916,000	849,489
Bond	5.750		12-31-32		3,727,000	3,391,917
Bond (S)	6.375		03-03-28		889,000	844,728
Jamaica 0.6%						2,247,013
Government of Jamaica
Bond	6.750		04-28-28		486,000	498,150
Bond	7.625		07-09-25		896,000	985,600
Bond	7.875		07-28-45		200,000	208,000
Bond	8.000		06-24-19		510,000	555,263
Kazakhstan 0.1%						383,365
Republic of Kazakhstan Bond (S)	4.875		10-14-44		423,000	383,365
Kenya 0.5%						1,981,403
Republic of Kenya
Bond (S)	5.875		06-24-19		386,000	381,353
Bond (S)	6.875		06-24-24		1,702,000	1,600,050
Lithuania 0.1%						217,792
Republic of Lithuania Bond (S)	7.375		02-11-20		184,000	217,792
Malaysia 0.5%						1,938,558
Government of Malaysia Bond	3.759		03-15-19	MYR	7,480,000	1,938,558
Mexico 2.0%						8,200,630

SEE NOTES TO FUND'S INVESTMENTS9

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Mexico (continued)
Government of Mexico
Bond	3.600		01-30-25		1,042,000	$1,058,933
Bond	4.000		10-02-23		2,451,000	2,567,423
Bond	4.600		01-23-46		588,000	581,238
Bond	4.750		03-08-44		1,051,000	1,061,510
Bond	5.550		01-21-45		368,000	414,000
Bond	6.050		01-11-40		503,000	596,055
Bond	10.000		12-05-24	MXN	25,650,000	1,921,471
Montenegro 0.1%						499,563
Republic of Montenegro Bond (S)	5.750		03-10-21	EUR	437,000	499,563
Morocco 0.0%						76,498
Kingdom of Morocco Bond (S)	4.250		12-11-22		74,000	76,498
Mozambique 0.0%						183,375
Republic of Mozambique Bond (S)	10.500		01-18-23		225,000	183,375
Namibia 0.2%						1,005,466
Republic of Namibia Bond (S)	5.250		10-29-25		1,023,000	1,005,466
Nigeria 0.3%						1,036,723
Federal Republic of Nigeria
Bond (S)	6.375		07-12-23		526,000	490,358
Bond	6.750		01-28-21		557,000	546,365
Panama 1.1%						4,222,816
Republic of Panama
Bond	6.700		01-26-36		1,234,000	1,579,520
Bond	7.125		01-29-26		101,000	130,543
Bond	8.125		04-28-34		472,000	651,360
Bond	9.375		04-01-29		1,243,000	1,861,393
Paraguay 0.2%						671,160
Republic of Paraguay Bond (S)	6.100		08-11-44		658,000	671,160
Peru 1.3%						5,268,514
Republic of Peru
Bond	4.125		08-25-27		733,000	783,211
Bond	5.625		11-18-50		186,000	215,295
Bond	6.550		03-14-37		1,596,000	2,046,870
Bond	8.750		11-21-33		1,465,000	2,223,138
Philippines 0.5%						1,996,674
Republic of Philippines
Bond	3.700		03-01-41		189,000	201,688
Bond	7.750		01-14-31		566,000	872,924
Bond	9.500		02-02-30		540,000	922,062
Poland 1.0%						3,885,039
Republic of Poland
Bond	3.000		03-17-23		554,000	558,848
Bond	3.250		04-06-26		2,387,000	2,384,136
Bond	4.000		01-22-24		533,000	569,511

10SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Poland (continued)
Bond	5.000		03-23-22		333,000	$372,544
Romania 0.5%						2,094,135
Government of Romania
Bond	4.375		08-22-23		181,000	192,329
Bond (S)	4.375		08-22-23		536,000	569,548
Bond (S)	4.875		01-22-24		165,000	180,469
Bond (S)	6.750		02-07-22		471,000	557,546
Bond	6.750		02-07-22		502,000	594,243
Russia 1.4%						5,667,494
Government of Russia
Bond	4.875		09-16-23		1,800,000	1,928,574
Bond	5.625		04-04-42		1,600,000	1,700,466
Bond	7.000		08-16-23	RUB	145,510,000	2,038,454
Serbia 0.7%						2,777,705
Republic of Serbia
Bond	4.875		02-25-20		613,000	631,453
Bond (S)	4.875		02-25-20		1,368,000	1,400,613
Bond (S)	5.875		12-03-18		207,000	218,199
Bond	7.250		09-28-21		463,000	527,440
South Africa 0.8%						3,228,831
Republic of South Africa
Bond	4.665		01-17-24		1,223,000	1,227,586
Bond	10.500		12-21-26	ZAR	25,870,000	2,001,245
Sri Lanka 1.1%						4,384,976
Republic of Sri Lanka
Bond (S)	5.875		07-25-22		1,469,000	1,418,660
Bond (S)	6.125		06-03-25		900,000	848,400
Bond	6.250		07-27-21		1,085,000	1,089,948
Bond (S)	6.850		11-03-25		1,044,000	1,027,968
Trinidad And Tobago 0.3%						1,168,830
Republic of Trinidad & Tobago Bond (S)	4.375		01-16-24		1,110,000	1,168,830
Turkey 1.8%						7,235,706
Republic of Turkey
Bond	3.250		03-23-23		1,530,000	1,459,865
Bond	4.875		04-16-43		582,000	545,625
Bond	5.750		03-22-24		1,757,000	1,928,308
Bond	6.625		02-17-45		361,000	426,485
Bond	7.000		06-05-20		522,000	593,498
Bond	7.375		02-05-25		1,882,000	2,281,925
Ukraine 1.2%						4,960,087
Republic of Ukraine
Bond (S)	7.750		09-01-20		521,000	499,686
Bond (S)	7.750		09-01-21		438,000	418,925
Bond (S)	7.750		09-01-22		324,000	309,307
Bond (S)	7.750		09-01-23		979,000	929,805
Bond (S)	7.750		09-01-24		1,814,000	1,719,128
Bond (S)	7.750		09-01-25		972,000	913,009
Bond (S)	7.750		09-01-26		183,000	170,227

SEE NOTES TO FUND'S INVESTMENTS11

Global Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Uruguay 1.2%						$4,792,901
Republic of Uruguay
Bond	4.375			10-27-27	1,903,000	1,957,711
Bond	4.500			08-14-24	780,426	828,227
Bond	5.100			06-18-50	2,140,760	2,006,963
Venezuela 0.2%						826,758
Republic of Venezuela
Bond	7.650			04-21-25	162,000	58,928
Bond	8.250			10-13-24	404,000	150,995
Bond	9.375			01-13-34	323,000	124,355
Bond	13.625			08-15-18	810,000	492,480
Zambia 0.7%						2,661,364
Republic of Zambia
Bond	5.375			09-20-22	200,000	149,587
Bond	8.500			04-14-24	1,000,000	835,411
Bond (S)	8.500			04-14-24	278,000	229,406
Bond (S)	8.970			07-30-27	1,152,000	950,400
Bond	8.970			07-30-27	600,000	496,560
Term loans (M) 5.1%						$20,608,129
(Cost $23,031,073)
Australia 0.1%						489,304
FMG Resources August 2006 Pty, Ltd.	4.250			06-30-19	520,000	489,304
Germany 0.4%						1,657,963
Styrolution Group GmbH	6.500			11-07-19	1,659,000	1,657,963
Luxembourg 0.2%						685,975
Accudyne Industries Borrower SCA	4.000			12-13-19	762,195	685,975
United States 4.4%						17,774,887
Albertson's Holdings LLC	5.500			08-25-21	2,277,548	2,283,558
Avago Technologies Ltd.	4.250			02-01-23	1,130,000	1,130,678
Axalta Coating Systems US Holdings, Inc.	3.750			02-01-20	513,882	512,597
Beacon Roofing Supply, Inc.	4.000			10-01-22	661,675	661,261
Berry Plastics Corp.	4.000			10-01-22	703,764	705,172
Blount International, Inc. (T)			TBD	04-12-23	470,000	467,650
Gates Global LLC	4.250			07-06-21	1,234,911	1,180,884
Hostess Brands LLC	4.500			08-03-22	1,273,600	1,274,795
JC Penney Corp., Inc.	6.000			05-22-18	855,989	856,417
La Quinta Intermediate Holdings LLC	3.750			04-14-21	693,135	682,045
MacDermid, Inc.	5.500			06-07-20	736,300	721,344
Manitowoc Foodservice, Inc.	5.750			03-03-23	384,000	386,720
Micro Focus US, Inc.	5.250			11-19-21	645,541	643,605
PET Acquisition Merger Sub LLC	5.750			01-26-23	1,396,500	1,403,732
Reynolds Group Holdings, Inc.	4.500			12-01-18	1,100,000	1,102,068
Summit Materials LLC	4.000			07-17-22	714,600	713,171
Texas Competitive Electric Holdings Company LLC (H)	4.646			10-10-17	4,483,433	1,529,972
Univision Communications, Inc.	4.000			03-01-20	1,520,033	1,519,218
					Shares	Value
Common stocks 0.0%						$98,943
(Cost $456,967)
United States 0.0%						98,943
EME Reorganization Trust					1,794,196	9,868

12SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

		Shares	Value
United States (continued)
NRG Energy, Inc.		5,899	$89,075
Warrants 0.0%			$22
(Cost $0)
Marshall Islands 0.0%			22
General Maritime Corp. (Expiration Date: 5-17-17) (I)(N)		1,262	22
	Yield (%)	Shares	Value
Short-term investments 1.3%			$5,154,249
(Cost $5,154,249)
Money market funds 1.3%			5,154,249
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class	0.3943(Y)	5,154,248	5,154,249
Total investments (Cost $409,274,313)† 98.3%			$394,071,686
Other assets and liabilities, net 1.7%			$6,888,685
Total net assets 100.0%			$400,960,371

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. Dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
ZAR	South African Rand
Key to Security Abbreviations and Legend
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $129,248,607 or 32.2% of the fund's net assets as of 4-30-16.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $411,244,377. Net unrealized depreciation aggregated to $17,172,691, of which $7,663,953 related to appreciated investment securities and $24,836,644 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS13

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$219,229,390	—	$218,979,490	$249,900
Foreign government obligations	148,980,953	—	148,980,953	—
Term loans	20,608,129	—	20,608,129	—
Common stocks	98,943	$98,943	—	—
Warrants	22	—	22	—
Short-term investments	5,154,249	5,154,249	—	—
Total investments in securities	$394,071,686	$5,253,192	$388,568,594	$249,900
Other Financial Instruments:
Forward foreign currency contracts	($345,635)	—	($345,635)	—
Interest rate swaps	($408,545)	—	($408,545)	—
Credit default swaps	($64,967)	—	($64,967)	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure. The following table summarizes the contracts held at April 30, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	4,107,516	USD	1,152,081	JPMorgan Chase Bank N.A.	6/2/2016	$30,142	—	$30,142
COP	1,618,692,000	USD	558,777	Citibank N.A.	5/18/2016	8,115	—	8,115
COP	1,663,997,000	USD	582,489	Citibank N.A.	5/18/2016	269	—	269
EUR	492,871	USD	556,242	JPMorgan Chase Bank N.A.	5/6/2016	8,173	—	8,173
EUR	352,571	USD	397,063	JPMorgan Chase Bank N.A.	5/6/2016	6,686	—	6,686
EUR	51,718	USD	58,345	JPMorgan Chase Bank N.A.	5/6/2016	880	—	880
EUR	4,020	USD	4,542	JPMorgan Chase Bank N.A.	5/6/2016	62	—	62
EUR	307,092	USD	345,070	JPMorgan Chase Bank N.A.	5/6/2016	6,598	—	6,598
EUR	2,492,682	USD	2,843,794	JPMorgan Chase Bank N.A.	5/6/2016	10,717	—	10,717
EUR	6,985,177	USD	7,969,088	JPMorgan Chase Bank N.A.	5/6/2016	30,034	—	30,034
GBP	2,234,624	USD	3,265,693	Citibank N.A.	5/6/2016	—	($537)	(537)
GBP	27,257	USD	38,387	JPMorgan Chase Bank N.A.	5/6/2016	1,440	—	1,440
GBP	355,216	USD	510,992	JPMorgan Chase Bank N.A.	5/6/2016	8,038	—	8,038
USD	1,004,971	BRL	4,107,516	JPMorgan Chase Bank N.A.	6/2/2016	—	(177,251)	(177,251)
USD	1,971,430	COP	5,956,183,500	Citibank N.A.	5/18/2016	—	(114,521)	(114,521)
USD	2,900,743	EUR	2,544,400	JPMorgan Chase Bank N.A.	5/6/2016	—	(12,994)	(12,994)
USD	7,749,490	EUR	6,797,500	JPMorgan Chase Bank N.A.	5/6/2016	—	(34,713)	(34,713)
USD	202,340	EUR	177,600	JPMorgan Chase Bank N.A.	5/6/2016	—	(1,040)	(1,040)
USD	391,021	EUR	345,739	JPMorgan Chase Bank N.A.	5/6/2016	—	(4,905)	(4,905)
USD	927,462	EUR	820,891	JPMorgan Chase Bank N.A.	5/6/2016	—	(12,587)	(12,587)
USD	2,922,502	EUR	2,559,100	JPMorgan Chase Bank N.A.	6/10/2016	—	(11,221)	(11,221)
USD	8,127,300	EUR	7,116,700	JPMorgan Chase Bank N.A.	6/10/2016	—	(31,205)	(31,205)
USD	3,725,677	GBP	2,588,300	JPMorgan Chase Bank N.A.	5/6/2016	—	(56,259)	(56,259)
USD	42,065	GBP	28,797	JPMorgan Chase Bank N.A.	5/6/2016	—	(12)	(12)
USD	3,261,656	GBP	2,231,700	Citibank N.A.	6/10/2016	456	—	456
						$111,610	($457,245)	($345,635)

Currency abbreviations
BRL	Brazilian Real	GBP	British Pound
COP	Colombian Peso	USD	U.S. Dollar
EUR	Euro

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2016, the fund used interest rate swaps to manage duration of the fund. The following table summarizes the interest rate swap contracts held as of April 30, 2016.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	$2,216,458	Fixed 2.077%	3 Month LIBOR (a)	Jan 2025	($98,793)	($98,793)
	6,190,934	Fixed 2.140%	3 Month LIBOR (a)	Jan 2025	(309,752)	(309,752)
	$8,407,392				($408,545)	($408,545)

(a) At 4-30-16, the 3-month LIBOR rate was 0.6366%.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended April 30, 2016 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of April 30, 2016 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 4-30-2016	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared
	United Mexican States	2.29%	$600,000	1.0000%	06/20/2026	($58,914)	($6,053)	($64,967)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	352Q3	04/16
This report is for the information of the shareholders of John Hancock Global Income Fund.		6/16

John Hancock

Short Duration Credit Opportunities Fund

Quarterly portfolio holdings 4/30/16

Fund's investmentsShort Duration Credit Opportunities Fund

As of 4-30-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 44.7%					$621,808,931
(Cost $621,981,729)
Consumer discretionary 8.1%					111,930,608
Auto components 0.4%
BorgWarner, Inc.	3.375		03-15-25	3,710,000	3,660,553
MPG Holdco I, Inc.	7.375		10-15-22	955,000	955,000
The Goodyear Tire & Rubber Company	5.125		11-15-23	410,000	423,325
ZF North America Capital, Inc. (S)	4.750		04-29-25	800,000	811,000
Automobiles 0.6%
Fiat Chrysler Automobiles NV	5.250		04-15-23	1,060,000	1,071,967
Ford Motor Credit Company LLC	3.157		08-04-20	3,625,000	3,712,888
Hyundai Capital America (S)	2.550		02-06-19	3,750,000	3,787,380
Distributors 0.1%
HD Supply, Inc. (S)	5.750		04-15-24	775,000	812,781
Hotels, restaurants and leisure 0.7%
Boyd Gaming Corp. (S)	6.375		04-01-26	390,000	398,775
GLP Capital LP	5.375		11-01-23	505,000	525,831
GLP Capital LP	5.375		04-15-26	200,000	208,250
Golden Nugget Escrow, Inc. (S)	8.500		12-01-21	608,000	630,800
Isle of Capri Casinos, Inc.	5.875		03-15-21	1,245,000	1,293,244
Landry's, Inc. (S)	9.375		05-01-20	650,000	683,313
Marriott International, Inc.	3.000		03-01-19	3,250,000	3,330,993
MGM Resorts International	6.625		12-15-21	1,090,000	1,160,850
MGP Escrow Issuer LLC (S)	5.625		05-01-24	380,000	395,438
Pinnacle Entertainment, Inc. (S)	5.625		05-01-24	760,000	759,050
RHP Hotel Properties LP	5.000		04-15-21	845,000	872,463
Household durables 0.5%
Argos Merger Sub, Inc. (S)	7.125		03-15-23	1,300,000	1,329,250
CalAtlantic Group, Inc.	5.875		11-15-24	567,000	599,603
Lennar Corp.	4.750		11-15-22	230,000	233,450
Newell Brands, Inc.	3.850		04-01-23	3,525,000	3,673,642
RSI Home Products, Inc. (S)	6.500		03-15-23	890,000	927,825
Media 4.6%
21st Century Fox America, Inc.	6.650		11-15-37	2,750,000	3,564,327
Altice Luxembourg SA (S)	7.750		05-15-22	1,335,000	1,331,663
Altice US Finance I Corp. (S)	5.375		07-15-23	390,000	398,210
Altice US Finance I Corp. (S)	5.500		05-15-26	390,000	393,900
AMC Entertainment, Inc.	5.750		06-15-25	1,345,000	1,378,625
Cable One, Inc. (S)	5.750		06-15-22	880,000	904,200
Cablevision Systems Corp.	5.875		09-15-22	2,730,000	2,375,100
CBS Corp.	4.850		07-01-42	4,050,000	4,045,897
CCO Holdings LLC (S)	5.500		05-01-26	2,280,000	2,325,600
CCO Safari II LLC (S)	3.579		07-23-20	3,425,000	3,556,873
CCO Safari II LLC (S)	6.384		10-23-35	2,175,000	2,509,585
CCO Safari II LLC (S)	6.484		10-23-45	1,275,000	1,497,723
Cequel Communications Holdings I LLC (S)	5.125		12-15-21	625,000	589,063
Cinemark USA, Inc.	5.125		12-15-22	500,000	517,500
Comcast Corp.	4.250		01-15-33	4,620,000	4,991,522
Discovery Communications LLC	3.300		05-15-22	3,500,000	3,477,747
DISH DBS Corp.	5.000		03-15-23	2,730,000	2,497,950
Gray Television, Inc.	7.500		10-01-20	1,135,000	1,188,913
LIN Television Corp.	5.875		11-15-22	1,240,000	1,264,800
Mediacom LLC	7.250		02-15-22	1,625,000	1,702,188
Nexstar Broadcasting, Inc.	6.875		11-15-20	1,380,000	1,445,550

2SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Numericable-SFR SA (S)	6.250		05-15-24		350,000	$338,625
Numericable-SFR SA (S)	7.375		05-01-26		1,275,000	1,294,125
Omnicom Group, Inc.	3.625		05-01-22		3,800,000	4,031,633
Quebecor Media, Inc.	5.750		01-15-23		1,125,000	1,164,375
Sinclair Television Group, Inc.	6.125		10-01-22		935,000	998,113
TEGNA, Inc.	6.375		10-15-23		895,000	966,600
The Interpublic Group of Companies, Inc.	3.750		02-15-23		3,600,000	3,660,703
Time Warner, Inc.	3.600		07-15-25		3,225,000	3,366,948
Tribune Media Company (S)	5.875		07-15-22		2,015,000	1,999,888
Unitymedia GmbH (S)	6.125		01-15-25		425,000	437,750
Unitymedia Hessen GmbH & Company KG (S)	5.000		01-15-25		595,000	597,975
Univision Communications, Inc. (S)	8.500		05-15-21		625,000	652,344
Virgin Media Finance PLC (S)	6.000		10-15-24		905,000	923,100
Virgin Media Secured Finance PLC (S)	5.250		01-15-26		775,000	778,875
VTR Finance BV (S)	6.875		01-15-24		437,000	436,454
Multiline retail 0.4%
JC Penney Corp., Inc.	7.400		04-01-37		995,000	786,050
Macy's Retail Holdings, Inc.	2.875		02-15-23		4,100,000	3,901,433
Macy's Retail Holdings, Inc.	6.900		04-01-29		175,000	193,551
Personal products 0.0%
Sally Holdings LLC	5.625		12-01-25		625,000	667,188
Specialty retail 0.6%
L Brands, Inc.	6.875		11-01-35		1,090,000	1,199,000
Outerwall, Inc.	6.000		03-15-19		885,000	789,863
The Home Depot, Inc.	2.625		06-01-22		3,750,000	3,880,530
The TJX Companies, Inc.	2.750		06-15-21		1,825,000	1,906,919
Textiles, apparel and luxury goods 0.2%
Hot Topic, Inc. (S)	9.250		06-15-21		1,125,000	1,133,438
Levi Strauss & Company	5.000		05-01-25		725,000	734,063
Quiksilver, Inc. (H)(S)	7.875		08-01-18		655,000	131,000
Quiksilver, Inc. (H)	10.000		08-01-20		285,000	17,100
The William Carter Company	5.250		08-15-21		699,000	728,358
Consumer staples 3.4%						47,711,620
Beverages 0.9%
Anheuser-Busch InBev Finance, Inc.	2.650		02-01-21		2,450,000	2,517,221
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46		3,150,000	3,559,500
Constellation Brands, Inc.	4.750		12-01-25		380,000	403,275
JB y Cia SA de CV (S)	3.750		05-13-25		1,875,000	1,897,043
PepsiCo, Inc.	4.250		10-22-44		3,650,000	3,958,929
Food and staples retailing 1.6%
Bakkavor Finance 2 PLC	8.250		02-15-18	GBP	199,450	297,623
Boparan Finance PLC	5.500		07-15-21	GBP	1,150,000	1,580,101
CVS Pass-Through Trust	6.036		12-10-28		3,234,682	3,612,034
R&R PLC, PIK	9.250		05-15-18	EUR	850,000	983,016
Safeway, Inc.	7.250		02-01-31		930,000	909,075
The Kroger Company	5.150		08-01-43		3,250,000	3,800,531
Tops Holding LLC (S)	8.000		06-15-22		995,000	890,525
Walgreens Boots Alliance, Inc.	3.300		11-18-21		3,650,000	3,787,693
Whole Foods Market, Inc. (S)	5.200		12-03-25		5,475,000	5,763,034
Food products 0.6%
Dean Foods Company (S)	6.500		03-15-23		1,255,000	1,317,750
ESAL GmbH (S)	6.250		02-05-23		340,000	313,548

SEE NOTES TO FUND'S INVESTMENTS3

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company (S)	4.875		02-15-25		1,725,000	$1,907,941
Pilgrim's Pride Corp. (S)	5.750		03-15-25		1,065,000	1,083,638
Pinnacle Foods, Inc. (S)	5.875		01-15-24		600,000	634,500
Post Holdings, Inc.	7.375		02-15-22		1,290,000	1,359,338
Premier Foods Finance PLC	6.500		03-15-21	GBP	600,000	875,202
Smithfield Foods, Inc.	6.625		08-15-22		775,000	819,563
Household durables 0.1%
Spectrum Brands, Inc.	5.750		07-15-25		922,000	977,919
Spectrum Brands, Inc.	6.125		12-15-24		600,000	641,250
Household products 0.1%
Energizer SpinCo, Inc. (S)	5.500		06-15-25		1,035,000	1,035,114
The Sun Products Corp. (S)	7.750		03-15-21		815,000	768,138
Personal products 0.1%
Albea Beauty Holdings SA (S)	8.375		11-01-19		760,000	798,000
Prestige Brands, Inc. (S)	6.375		03-01-24		470,000	493,500
Revlon Consumer Products Corp.	5.750		02-15-21		715,000	726,619
Energy 6.3%						87,707,399
Energy equipment and services 0.2%
Hornbeck Offshore Services, Inc.	5.000		03-01-21		725,000	461,281
Hornbeck Offshore Services, Inc.	5.875		04-01-20		310,000	200,725
Transocean, Inc.	7.125		12-15-21		2,475,000	2,017,125
Oil, gas and consumable fuels 6.1%
Anadarko Petroleum Corp.	6.450		09-15-36		3,450,000	3,720,494
Apache Corp.	5.100		09-01-40		4,025,000	4,021,997
Boardwalk Pipelines LP	3.375		02-01-23		4,150,000	3,647,153
CNOOC Finance 2015 USA LLC	3.500		05-05-25		655,000	645,679
Columbia Pipeline Group, Inc. (S)	2.450		06-01-18		3,875,000	3,870,420
Continental Resources, Inc.	4.500		04-15-23		4,450,000	3,974,429
Continental Resources, Inc.	5.000		09-15-22		870,000	806,925
Cosan Luxembourg SA (S)	5.000		03-14-23		410,000	366,950
Denbury Resources, Inc.	5.500		05-01-22		1,170,000	760,500
Ecopetrol SA	4.125		01-16-25		310,000	271,250
Ecopetrol SA	5.375		06-26-26		144,000	132,120
Ecopetrol SA	5.875		05-28-45		411,000	334,307
Ecopetrol SA	7.375		09-18-43		1,206,000	1,119,319
Enterprise Products Operating LLC	3.900		02-15-24		3,550,000	3,697,680
EP Energy LLC	6.375		06-15-23		635,000	354,013
EP Energy LLC	9.375		05-01-20		745,000	485,651
EP PetroEcuador (P)	6.258		09-24-19		1,422,842	1,294,786
EQT Midstream Partners LP	4.000		08-01-24		3,650,000	3,254,190
FTS International, Inc.	6.250		05-01-22		940,000	146,170
Gazprom OAO (S)	5.999		01-23-21		175,000	185,059
Gazprom OAO (S)	8.146		04-11-18		131,000	142,780
Gazprom OAO	9.250		04-23-19		710,000	814,729
Halcon Resources Corp.	9.750		07-15-20		1,145,000	251,900
KazMunayGas National Company	6.375		04-09-21		448,000	469,301
KazMunayGas National Company (S)	7.000		05-05-20		910,000	969,332
Kinder Morgan, Inc.	5.550		06-01-45		4,025,000	3,748,209
Kinder Morgan, Inc. (S)	5.625		11-15-23		3,850,000	3,977,635
Laredo Petroleum, Inc.	7.375		05-01-22		400,000	392,000
Linn Energy LLC (H)	6.500		09-15-21		390,000	34,125
Linn Energy LLC (H)	7.750		02-01-21		1,235,000	104,975

4SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Marathon Oil Corp.	6.600		10-01-37	570,000	$545,839
Marathon Petroleum Corp.	6.500		03-01-41	3,600,000	3,650,972
Midstates Petroleum Company, Inc. (H)	10.750		10-01-20	650,000	17,875
Oasis Petroleum, Inc.	7.250		02-01-19	1,655,000	1,572,250
Pertamina Persero PT	5.250		05-23-21	242,000	254,380
Pertamina Persero PT (S)	5.625		05-20-43	513,000	473,451
Pertamina Persero PT	6.000		05-03-42	200,000	191,955
Petroleos de Venezuela SA	5.250		04-12-17	3,289,000	1,800,728
Petroleos de Venezuela SA	6.000		05-16-24	231,000	78,540
Petroleos de Venezuela SA	6.000		11-15-26	1,685,000	576,102
Petroleos de Venezuela SA	8.500		11-02-17	678,667	397,970
Petroleos Mexicanos	3.500		01-30-23	387,000	359,426
Petroleos Mexicanos	4.250		01-15-25	1,274,000	1,208,262
Petroleos Mexicanos	4.500		01-23-26	181,000	172,203
Petroleos Mexicanos	4.875		01-24-22	156,000	157,170
Petroleos Mexicanos	4.875		01-18-24	1,070,000	1,065,988
Petroleos Mexicanos	5.500		01-21-21	456,000	478,800
Petroleos Mexicanos	5.500		06-27-44	289,000	254,320
Petroleos Mexicanos	5.625		01-23-46	97,000	86,360
Petroleos Mexicanos	6.000		03-05-20	65,000	69,144
Petroleos Mexicanos (S)	6.375		02-04-21	189,000	204,078
Petroleos Mexicanos	6.500		06-02-41	649,000	647,702
Petroleos Mexicanos (S)	6.875		08-04-26	992,000	1,094,672
Petroleos Mexicanos	6.875		08-04-26	101,000	111,454
Petroleos Mexicanos	9.500		09-15-27	97,000	116,885
Petronas Capital, Ltd. (S)	3.500		03-18-25	930,000	954,885
Petronas Capital, Ltd. (S)	4.500		03-18-45	602,000	632,653
Phillips 66	4.650		11-15-34	1,950,000	2,055,009
Plains All American Pipeline LP	3.600		11-01-24	3,700,000	3,316,129
QEP Resources, Inc.	5.375		10-01-22	1,530,000	1,449,675
Rosneft Oil Company	4.199		03-06-22	473,000	452,866
Rosneft Oil Company (S)	4.199		03-06-22	253,000	242,425
Schlumberger Holdings Corp. (S)	4.000		12-21-25	3,375,000	3,602,867
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875		05-17-42	200,000	216,433
Sinopec Group Overseas Development 2015, Ltd. (S)	2.750		05-03-21	228,000	229,317
Sinopec Group Overseas Development 2015, Ltd. (S)	3.500		05-03-26	228,000	226,560
Spectra Energy Partners LP	3.500		03-15-25	3,625,000	3,602,373
State Oil Company of the Azerbaijan Republic	4.750		03-13-23	2,026,000	1,820,077
Tesoro Logistics LP	6.125		10-15-21	815,000	833,338
TransCanada PipeLines, Ltd.	1.625		11-09-17	2,275,000	2,275,780
Williams Partners LP	3.600		03-15-22	3,050,000	2,753,241
YPF SA (S)	8.750		04-04-24	333,000	347,985
Zhaikmunai LLP (S)	6.375		02-14-19	219,000	180,412
Zhaikmunai LLP (S)	7.125		11-13-19	307,000	255,639
Financials 10.4%					145,197,471
Banks 5.0%
Banco Nacional de Costa Rica (S)	5.875		04-25-21	336,000	336,840
Bank of America Corp.	3.300		01-11-23	6,625,000	6,740,533
Bank of America Corp.	3.950		04-21-25	2,550,000	2,545,216
Bank of America Corp.	6.050		05-16-16	3,530,000	3,536,255
Barclays PLC	2.875		06-08-20	3,625,000	3,611,424
BPCE SA (S)	5.700		10-22-23	3,450,000	3,668,640
CIT Group, Inc.	5.000		08-15-22	630,000	659,925

SEE NOTES TO FUND'S INVESTMENTS5

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	1.800		02-05-18	300,000	$300,218
Citigroup, Inc.	4.600		03-09-26	5,475,000	5,686,034
HSBC Holdings PLC	4.300		03-08-26	1,875,000	1,970,927
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	3,700,000	3,406,313
JPMorgan Chase & Co.	2.250		01-23-20	3,875,000	3,901,342
Lloyds Banking Group PLC	4.650		03-24-26	3,825,000	3,877,131
Mizuho Bank, Ltd. (S)	2.950		10-17-22	3,075,000	3,126,771
Mizuho Bank, Ltd. (S)	3.600		09-25-24	2,475,000	2,590,518
MUFG Americas Holdings Corp.	3.000		02-10-25	3,550,000	3,501,106
PNC Bank NA	2.700		11-01-22	3,000,000	3,006,531
Royal Bank of Scotland Group PLC	6.100		06-10-23	3,325,000	3,443,473
Santander UK PLC (S)	5.000		11-07-23	2,000,000	2,078,698
Skandinaviska Enskilda Banken AB (S)	2.375		03-25-19	3,725,000	3,767,674
The PNC Financial Services Group, Inc.	3.900		04-29-24	3,980,000	4,217,642
Wells Fargo & Company	3.450		02-13-23	3,650,000	3,737,461
Capital markets 0.8%
1MDB Global Investments, Ltd.	4.400		03-09-23	1,000,000	879,850
Apollo Global Management LLC (S)	9.750		05-01-23	585,000	576,225
Morgan Stanley	4.875		11-01-22	3,700,000	4,026,773
Nomura Holdings, Inc.	2.750		03-19-19	1,800,000	1,826,640
TD Ameritrade Holding Corp.	2.950		04-01-22	3,625,000	3,725,104
Consumer finance 1.6%
American Express Company	3.625		12-05-24	3,850,000	3,869,443
Capital One Bank USA NA	3.375		02-15-23	3,300,000	3,319,335
Capital One Financial Corp.	6.750		09-15-17	3,650,000	3,900,463
Discover Bank	4.250		03-13-26	3,800,000	3,918,704
General Motors Financial Company, Inc.	3.700		11-24-20	3,775,000	3,911,319
Synchrony Financial	4.250		08-15-24	3,650,000	3,745,181
Diversified financial services 0.3%
Citigroup, Inc.	4.400		06-10-25	4,850,000	5,009,856
Insurance 1.2%
American International Group, Inc.	3.875		01-15-35	5,575,000	5,167,072
Marsh & McLennan Companies, Inc.	3.500		03-10-25	4,050,000	4,123,864
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	3,450,000	3,747,563
Reinsurance Group of America, Inc.	4.700		09-15-23	3,025,000	3,199,176
Real estate investment trusts 1.4%
AvalonBay Communities, Inc.	3.450		06-01-25	1,700,000	1,766,144
Corporate Office Properties LP	3.600		05-15-23	3,875,000	3,669,842
DDR Corp.	3.500		01-15-21	3,695,000	3,773,563
Digital Realty Trust LP	4.750		10-01-25	3,300,000	3,428,796
Kimco Realty Corp.	3.200		05-01-21	3,450,000	3,545,389
Select Income REIT	4.150		02-01-22	3,550,000	3,538,697
Thrifts and mortgage finance 0.1%
Quicken Loans, Inc. (S)	5.750		05-01-25	870,000	817,800
Health care 2.7%					37,906,483
Biotechnology 0.5%
Amgen, Inc.	3.625		05-22-24	3,450,000	3,683,117
Gilead Sciences, Inc.	4.500		02-01-45	3,300,000	3,517,384
Health care equipment and supplies 0.5%
Kinetic Concepts, Inc.	10.500		11-01-18	940,000	950,011
Kinetic Concepts, Inc.	12.500		11-01-19	535,000	513,600

6SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care equipment and supplies (continued)
Medtronic, Inc.	3.150		03-15-22		2,475,000	$2,634,407
Medtronic, Inc.	4.625		03-15-45		950,000	1,085,290
Zimmer Holdings, Inc.	2.700		04-01-20		1,775,000	1,810,298
Health care providers and services 0.9%
Amsurg Corp.	5.625		07-15-22		775,000	795,344
Centene Corp. (S)	5.625		02-15-21		475,000	498,750
Community Health Systems, Inc.	6.875		02-01-22		995,000	904,828
DaVita HealthCare Partners, Inc.	5.125		07-15-24		765,000	778,556
HCA, Inc.	5.250		06-15-26		1,215,000	1,262,081
HCA, Inc.	5.375		02-01-25		1,555,000	1,589,988
HealthSouth Corp.	5.750		11-01-24		1,575,000	1,626,188
IASIS Healthcare LLC	8.375		05-15-19		995,000	950,225
LifePoint Health, Inc.	5.500		12-01-21		1,325,000	1,378,000
MEDNAX, Inc. (S)	5.250		12-01-23		710,000	736,625
RegionalCare Hospital Partners Holdings, Inc. (S)	8.250		05-01-23		750,000	780,000
Team Health, Inc. (S)	7.250		12-15-23		895,000	950,378
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	1.300		02-01-17		3,825,000	3,824,763
Pharmaceuticals 0.5%
Actavis Funding SCS	3.450		03-15-22		2,800,000	2,872,282
Actavis Funding SCS	4.550		03-15-35		710,000	707,142
Endo Finance LLC (S)	6.000		02-01-25		1,425,000	1,360,875
Mallinckrodt International Finance SA (S)	5.625		10-15-23		980,000	916,300
Quintiles Transnational Corp. (S)	4.875		05-15-23		310,000	317,363
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23		1,740,000	1,462,688
Industrials 3.8%						52,835,360
Aerospace and defense 0.3%
Erickson, Inc.	8.250		05-01-20		704,000	429,440
Textron, Inc.	3.650		03-01-21		3,700,000	3,802,294
Air freight and logistics 0.2%
FedEx Corp.	5.100		01-15-44		1,800,000	2,058,635
XPO Logistics, Inc. (S)	6.500		06-15-22		950,000	928,625
Building products 0.3%
Cleaver-Brooks, Inc. (S)	8.750		12-15-19		940,000	921,200
Griffon Corp.	5.250		03-01-22		1,765,000	1,773,825
Masonite International Corp. (S)	5.625		03-15-23		485,000	506,825
NCI Building Systems, Inc. (S)	8.250		01-15-23		490,000	524,300
Commercial services and supplies 0.6%
ACCO Brands Corp.	6.750		04-30-20		966,000	1,023,960
Pitney Bowes, Inc.	4.625		03-15-24		3,675,000	3,811,273
Republic Services, Inc.	3.550		06-01-22		3,775,000	3,963,773
Construction and engineering 0.2%
AECOM	5.750		10-15-22		855,000	891,338
MasTec, Inc.	4.875		03-15-23		1,700,000	1,564,000
Electrical equipment 0.2%
Artesyn Embedded Technologies, Inc. (S)	9.750		10-15-20		625,000	553,125
CeramTec Group GmbH	8.250		08-15-21	EUR	800,000	985,477
EnerSys (S)	5.000		04-30-23		960,000	955,200
Industrial conglomerates 0.1%
Siemens Financieringsmaatschappij NV (S)	3.250		05-27-25		1,875,000	1,983,658

SEE NOTES TO FUND'S INVESTMENTS7

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 0.0%
Manitowoc Foodservice, Inc. (S)	9.500		02-15-24	500,000	$552,500
Road and rail 1.3%
Burlington Northern Santa Fe LLC	4.400		03-15-42	3,615,000	3,908,632
ERAC USA Finance LLC (S)	3.850		11-15-24	3,775,000	3,995,324
Penske Truck Leasing Company LP (S)	3.375		02-01-22	3,575,000	3,595,424
Ryder System, Inc.	2.450		09-03-19	3,800,000	3,820,710
Ryder System, Inc.	2.550		06-01-19	2,000,000	2,015,838
Trading companies and distributors 0.6%
Air Lease Corp.	3.875		04-01-21	3,725,000	3,790,188
GATX Corp.	2.600		03-30-20	3,875,000	3,809,435
WESCO Distribution, Inc.	5.375		12-15-21	455,000	461,825
Transportation infrastructure 0.0%
Kazakhstan Temir Zholy Finance BV (S)	6.950		07-10-42	223,000	208,536
Information technology 1.6%					21,518,484
Electronic equipment, instruments and components 0.4%
Corning, Inc.	1.500		05-08-18	2,950,000	2,938,728
Ingram Micro, Inc.	4.950		12-15-24	3,575,000	3,495,639
Internet software and services 0.3%
Tencent Holdings, Ltd. (S)	2.875		02-11-20	3,625,000	3,692,599
IT services 0.1%
First Data Corp. (S)	7.000		12-01-23	985,000	1,012,088
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	37,000	35,520
Software 0.1%
Nuance Communications, Inc. (S)	5.375		08-15-20	825,000	843,563
Technology hardware, storage and peripherals 0.7%
Apple, Inc.	3.850		05-04-43	5,600,000	5,492,032
Diebold, Inc. (S)	8.500		04-15-24	545,000	551,813
Hewlett Packard Enterprise Company (S)	2.450		10-05-17	1,800,000	1,820,189
NCR Corp.	5.000		07-15-22	570,000	571,425
Western Digital Corp. (S)	10.500		04-01-24	1,095,000	1,064,888
Materials 2.7%					37,322,584
Building materials 0.1%
Standard Industries, Inc. (S)	5.375		11-15-24	790,000	823,575
Chemicals 0.9%
Chemtura Corp.	5.750		07-15-21	2,320,000	2,308,400
Eastman Chemical Company	4.650		10-15-44	1,700,000	1,702,985
INEOS Group Holdings SA (S)	5.875		02-15-19	785,000	796,775
LyondellBasell Industries NV	6.000		11-15-21	600,000	704,200
OCP SA (S)	5.625		04-25-24	285,000	298,894
Platform Specialty Products Corp. (S)	6.500		02-01-22	910,000	800,800
Sinochem Offshore Capital Company, Ltd. (S)	3.250		04-29-19	1,288,000	1,315,331
Sinochem Overseas Capital Company, Ltd. (S)	4.500		11-12-20	277,000	294,499
The Mosaic Company	4.250		11-15-23	3,350,000	3,525,225
Trinseo Materials Operating SCA (S)	6.750		05-01-22	1,230,000	1,273,050
Construction materials 0.1%
Cemex Finance LLC (S)	9.375		10-12-22	231,000	254,100
Cemex SAB de CV (S)	5.700		01-11-25	86,000	83,205
Cemex SAB de CV (S)	6.125		05-05-25	196,000	192,570
Cemex SAB de CV (S)	9.500		06-15-18	200,000	211,500

8SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.4%
Ardagh Packaging Finance PLC (S)	4.625		05-15-23	200,000	$200,000
Ardagh Packaging Finance PLC (S)	7.250		05-15-24	565,000	565,000
Ball Corp.	5.250		07-01-25	300,000	315,564
Berry Plastics Corp. (S)	6.000		10-15-22	450,000	470,250
Cascades, Inc. (S)	5.500		07-15-22	890,000	858,850
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23	995,000	1,070,247
Packaging Corp. of America	3.900		06-15-22	1,850,000	1,875,672
Metals and mining 1.0%
Anglo American Capital PLC (S)	4.125		09-27-22	730,000	660,650
ArcelorMittal	8.000		10-15-39	1,080,000	1,004,400
BHP Billiton Finance USA, Ltd. (6.750% to 10-19-25, then 5 Year U.S. Swap Rate + 5.093%) (S)	6.750		10-19-75	3,675,000	3,811,894
Corporacion Nacional del Cobre de Chile (S)	3.000		07-17-22	1,692,000	1,657,691
Corporacion Nacional del Cobre de Chile (S)	4.500		08-13-23	1,975,000	2,067,823
Corporacion Nacional del Cobre de Chile (S)	4.500		09-16-25	218,000	227,596
GTL Trade Finance, Inc. (S)	5.893		04-29-24	202,000	179,538
Newmont Mining Corp.	6.250		10-01-39	3,450,000	3,604,425
Samarco Mineracao SA (S)	4.125		11-01-22	157,000	94,200
Signode Industrial Group Lux SA (S)	6.375		05-01-22	995,000	970,125
Paper and forest products 0.2%
Louisiana-Pacific Corp.	7.500		06-01-20	600,000	624,000
Mercer International, Inc.	7.750		12-01-22	1,235,000	1,247,350
Norbord, Inc. (S)	5.375		12-01-20	1,220,000	1,232,200
Telecommunication services 2.4%					33,278,654
Communications equipment 0.0%
GTH Finance BV (S)	6.250		04-26-20	160,000	159,800
GTH Finance BV (S)	7.250		04-26-23	212,000	212,134
Diversified telecommunication services 2.2%
AT&T, Inc.	3.000		06-30-22	1,850,000	1,886,754
AT&T, Inc.	6.000		08-15-40	3,100,000	3,547,392
CenturyLink, Inc.	5.800		03-15-22	460,000	454,250
CenturyLink, Inc.	7.650		03-15-42	885,000	752,250
Cincinnati Bell, Inc.	8.375		10-15-20	1,395,000	1,429,875
Cogent Communications Group, Inc. (S)	5.375		03-01-22	400,000	398,000
CyrusOne LP	6.375		11-15-22	1,265,000	1,331,413
Frontier Communications Corp.	6.250		09-15-21	870,000	809,100
Frontier Communications Corp.	9.000		08-15-31	1,454,000	1,248,623
GCI, Inc.	6.875		04-15-25	1,095,000	1,105,950
Level 3 Communications, Inc.	5.750		12-01-22	625,000	642,506
Level 3 Financing, Inc.	5.375		08-15-22	1,250,000	1,278,125
T-Mobile USA, Inc.	6.500		01-15-26	1,020,000	1,081,200
T-Mobile USA, Inc.	6.731		04-28-22	1,535,000	1,617,859
Telecom Italia SpA (S)	5.303		05-30-24	410,000	428,553
Telefonica Emisiones SAU	5.134		04-27-20	3,275,000	3,622,366
UPCB Finance IV, Ltd. (S)	5.375		01-15-25	860,000	875,050
Verizon Communications, Inc.	5.150		09-15-23	2,050,000	2,358,156
Verizon Communications, Inc.	6.400		09-15-33	2,450,000	3,069,894
Wind Acquisition Finance SA (S)	4.750		07-15-20	435,000	415,425
Wind Acquisition Finance SA (S)	7.375		04-23-21	590,000	523,625
Windstream Services LLC	7.500		04-01-23	1,655,000	1,340,550
Wireless telecommunication services 0.2%
Digicel Group, Ltd. (S)	7.125		04-01-22	653,000	531,379

SEE NOTES TO FUND'S INVESTMENTS9

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date		Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
Sprint Capital Corp.	8.750		03-15-32		2,715,000	$2,158,425
Utilities 3.3%						46,400,268
Electric utilities 1.7%
Eskom Holdings SOC, Ltd. (S)	7.125		02-11-25		4,056,000	3,821,117
Eversource Energy	2.500		03-15-21		2,325,000	2,371,033
Georgia Power Company	4.300		03-15-42		3,850,000	4,140,721
NextEra Energy Capital Holdings, Inc.	2.700		09-15-19		3,600,000	3,671,021
Oncor Electric Delivery Company LLC	2.150		06-01-19		3,600,000	3,631,230
PacifiCorp	2.950		02-01-22		3,950,000	4,128,177
Talen Energy Supply LLC (S)	4.625		07-15-19		1,605,000	1,492,650
Independent power and renewable electricity producers 0.7%
Calpine Corp.	5.750		01-15-25		1,366,000	1,379,660
Dynegy, Inc.	6.750		11-01-19		875,000	885,938
Exelon Generation Company LLC	5.600		06-15-42		3,925,000	3,926,429
GenOn Energy, Inc.	9.500		10-15-18		2,900,000	2,247,500
NRG Energy, Inc.	6.250		07-15-22		1,745,000	1,710,658
Multi-utilities 0.9%
Ameren Corp.	2.700		11-15-20		3,500,000	3,552,276
Dominion Gas Holdings LLC	4.800		11-01-43		1,850,000	1,927,287
Dominion Resources, Inc. (7.500% to 6-30-16, then 3 month LIBOR + 2.825%)	7.500		06-30-66		1,975,000	1,659,000
DTE Energy Company	3.850		12-01-23		3,200,000	3,398,182
WEC Energy Group, Inc.	2.450		06-15-20		2,400,000	2,457,389
U.S. Government and Agency obligations 1.6%						$22,453,384
(Cost $22,428,090)
U.S. Government Agency 1.6%						22,453,384
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	1.937		05-01-43		1,888,119	1,937,231
30 Yr Pass Thru (P)	2.618		01-01-37		310,330	326,652
30 Yr Pass Thru (C)	3.000			TBA	1,925,000	1,971,773
30 Yr Pass Thru (C)	3.500			TBA	1,050,000	1,099,757
30 Yr Pass Thru (C)	4.000			TBA	1,300,000	1,388,167
Federal National Mortgage Association
15 Yr Pass Thru (C)	2.500			TBA	400,000	410,982
15 Yr Pass Thru (C)	3.000			TBA	2,000,000	2,089,141
30 Yr Pass Thru (P)	2.340		04-01-37		1,339,562	1,406,331
30 Yr Pass Thru (P)	2.710		10-01-38		473,200	501,033
30 Yr Pass Thru (P)	2.782		01-01-37		97,488	103,067
30 Yr Pass Thru (C)	3.000			TBA	1,400,000	1,435,111
30 Yr Pass Thru (C)	3.500			TBA	2,025,000	2,122,304
30 Yr Pass Thru (C)	4.000			TBA	1,600,000	1,709,451
30 Yr Pass Thru (C)	4.500			TBA	1,325,000	1,442,792
30 Yr Pass Thru (C)	5.000			TBA	850,000	940,908
30 Yr Pass Thru (C)	5.500			TBA	600,000	671,859
Government National Mortgage Association
30 Yr Pass Thru (C)	3.500			TBA	1,475,000	1,556,534
30 Yr Pass Thru (C)	4.000			TBA	400,000	428,305
30 Yr Pass Thru (C)	4.500			TBA	450,000	491,412
30 Yr Pass Thru	4.500		01-15-40		251,472	276,460
30 Yr Pass Thru	6.000		08-15-35		125,466	144,114
Foreign government obligations 10.0%						$138,874,403
(Cost $137,336,558)
Angola 0.2%						2,316,113

10SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Angola (continued)
Republic of Angola
Bond (S)	9.500		11-12-25		1,388,000	$1,355,104
Bond	9.500		11-12-25		400,000	392,914
Note	7.000		08-16-19		564,375	568,095
Argentina 0.5%						6,667,760
Republic of Argentina
Bond (H)	4.464		03-31-23	EUR	95,000	61,186
Bond (H)	5.870		03-31-23	EUR	760,000	489,485
Bond (H)	6.000		03-31-23		638,000	759,220
Bond (S)	6.875		04-22-21		1,420,000	1,463,310
Bond	7.820		12-31-33	EUR	2,145,171	2,457,001
Bond (H)	9.000		05-26-09	EUR	2,000	2,267
Bond (H)	10.250		01-26-07	EUR	3,000	3,401
Bond (H)	11.375		01-30-17		3,000	4,470
Bond (H)	11.750		04-07-49		2,000	2,980
Bond (H)	15.500		12-19-49		8,000	11,920
GDP-Linked Note (I)	4.397	*	12-15-35	EUR	11,870,957	1,389,189
GDP-Linked Note (I)	4.435	*	12-15-35		231,000	23,331
Azerbaijan 0.1%						714,067
Republic of Azerbaijan Bond (S)	4.750		03-18-24		736,000	714,067
Bahrain 0.0%						365,595
Kingdom of Bahrain Bond (S)	7.000		01-26-26		365,000	365,595
Brazil 1.0%						13,277,853
Brazil Minas SPE Bond	5.333		02-15-28		1,230,000	1,057,800
Federative Republic of Brazil
Bond	2.625		01-05-23		932,000	808,510
Bond	4.250		01-07-25		103,000	95,636
Bond	5.000		01-27-45		531,000	428,783
Bond	5.625		01-07-41		989,000	867,848
Bond	7.125		01-20-37		195,000	201,825
Bond	8.250		01-20-34		707,000	814,818
Note	10.000		01-01-25	BRL	34,000,000	9,002,633
Colombia 0.3%						4,246,284
Bogota Distrito Capital Bond	9.750		07-26-28	COP	1,355,000,000	478,606
Republic of Colombia
Bond	2.625		03-15-23		575,000	536,763
Bond	4.000		02-26-24		650,000	653,250
Bond	5.625		02-26-44		575,000	586,500
Bond	6.125		01-18-41		69,000	74,003
Bond	7.375		09-18-37		462,000	557,865
Bond	8.125		05-21-24		476,000	600,474
Bond	10.375		01-28-33		278,000	404,490
Bond	11.750		02-25-20		271,000	354,333
Costa Rica 0.2%						3,422,770
Republic of Costa Rica
Bond	4.250		01-26-23		2,016,000	1,864,800
Bond (S)	4.375		04-30-25		575,000	511,750
Bond (S)	7.000		04-04-44		1,128,000	1,046,220

SEE NOTES TO FUND'S INVESTMENTS11

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Croatia 0.2%					$2,549,014
Republic of Croatia
Bond (S)	5.500		04-04-23	368,000	390,080
Bond	5.500		04-04-23	200,000	213,439
Bond (S)	6.375		03-24-21	171,000	187,165
Bond	6.375		03-24-21	1,200,000	1,321,423
Bond	6.625		07-14-20	396,000	436,907
Dominican Republic 0.3%					4,054,255
Government of Dominican Republic
Bond	5.500		01-27-25	289,000	289,000
Bond (S)	5.875		04-18-24	772,000	795,160
Bond	6.600		01-28-24	814,000	870,980
Bond	7.500		05-06-21	1,917,000	2,099,115
Egypt 0.1%					1,053,650
Arab Republic of Egypt Bond (S)	5.875		06-11-25	1,177,000	1,053,650
El Salvador 0.3%					3,817,288
Republic of El Salvador
Bond (S)	5.875		01-30-25	239,000	211,515
Bond	6.375		01-18-27	517,000	454,960
Bond	7.375		12-01-19	396,000	396,990
Bond (S)	7.375		12-01-19	180,000	180,450
Bond	7.650		06-15-35	2,359,000	2,111,305
Bond	7.750		01-24-23	275,000	276,375
Bond	8.250		04-10-32	189,000	185,693
Ethiopia 0.0%					504,681
Federal Democratic Republic of Ethiopia Bond (S)	6.625		12-11-24	556,000	504,681
Gabon 0.1%					1,395,433
Republic of Gabon
Bond (S)	6.375		12-12-24	629,000	549,507
Bond (S)	6.950		06-16-25	332,000	290,281
Bond	8.200		12-12-17	271,000	280,395
Note	6.375		12-12-24	312,000	275,250
Ghana 0.1%					1,278,907
Republic of Ghana
Bond	8.500		10-04-17	231,000	230,176
Bond (S)	10.750		10-14-30	1,066,000	1,048,731
Hungary 0.3%					3,985,472
Republic of Hungary
Bond	5.375		02-21-23	1,684,000	1,855,650
Bond	5.375		03-25-24	247,000	274,479
Bond	5.750		11-22-23	371,000	419,694
Bond	6.375		03-29-21	1,261,000	1,435,649
Indonesia 0.4%					5,073,461
Republic of Indonesia
Bond (S)	4.750		01-08-26	370,000	393,179
Bond	4.875		05-05-21	1,661,000	1,799,924
Bond	5.250		01-17-42	673,000	689,310
Bond	5.375		10-17-23	225,000	249,704
Bond (S)	5.875		01-15-24	985,000	1,120,896
Bond	6.625		02-17-37	200,000	236,752
Bond	8.500		10-12-35	420,000	583,696

12SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Iraq 0.1%						$1,087,035
Republic of Iraq Bond	5.800		01-15-28		1,522,000	1,087,035
Ivory Coast 0.3%						3,614,076
Republic of Ivory Coast
Bond (S)	5.375		07-23-24		774,000	717,800
Bond	5.750		12-31-32		1,349,000	1,227,725
Bond (S)	6.375		03-03-28		1,756,000	1,668,551
Jamaica 0.1%						1,113,800
Government of Jamaica
Bond	6.750		04-28-28		872,000	893,800
Bond	7.625		07-09-25		200,000	220,000
Kazakhstan 0.1%						1,373,210
Republic of Kazakhstan
Bond (S)	5.125		07-21-25		604,000	638,579
Bond	5.125		07-21-25		690,000	734,631
Kenya 0.1%						1,631,597
Republic of Kenya
Bond (S)	5.875		06-24-19		505,000	498,920
Bond	6.875		06-24-24		339,000	320,431
Bond (S)	6.875		06-24-24		864,000	812,246
Lithuania 0.0%						127,834
Republic of Lithuania Bond (S)	7.375		02-11-20		108,000	127,834
Malaysia 0.6%						8,171,488
Government of Malaysia Bond	3.759		03-15-19	MYR	31,530,000	8,171,488
Mexico 0.9%						12,887,892
Government of Mexico
Bond	3.600		01-30-25		1,350,000	1,371,938
Bond	4.000		10-02-23		1,569,000	1,643,528
Bond	4.125		01-21-26		813,000	853,650
Bond	4.600		01-23-46		200,000	197,700
Bond	4.750		03-08-44		455,000	459,550
Bond	5.550		01-21-45		239,000	268,875
Bond	10.000		12-05-24	MXN	108,030,000	8,092,651
Montenegro 0.0%						352,065
Republic of Montenegro Bond (S)	5.750		03-10-21	EUR	308,000	352,065
Morocco 0.0%						273,944
Kingdom of Morocco Bond (S)	4.250		12-11-22		265,000	273,944
Mozambique 0.0%						220,050
Republic of Mozambique Bond (S)	10.500		01-18-23		270,000	220,050
Namibia 0.0%						683,088
Republic of Namibia Bond (S)	5.250		10-29-25		695,000	683,088
Nigeria 0.0%						607,795
Federal Republic of Nigeria
Bond	6.375		07-12-23		366,000	342,950

SEE NOTES TO FUND'S INVESTMENTS13

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Nigeria (continued)
Bond	6.750		01-28-21		270,000	$264,845
Panama 0.2%						2,913,060
Republic of Panama
Bond	4.875		02-05-21		2,000,000	2,126,200
Bond	6.700		01-26-36		231,000	295,680
Bond	9.375		04-01-29		328,000	491,180
Paraguay 0.0%						601,800
Republic of Paraguay Bond (S)	6.100		08-11-44		590,000	601,800
Peru 0.3%						3,522,817
Republic of Peru
Bond	4.125		08-25-27		1,063,000	1,135,816
Bond	5.625		11-18-50		467,000	540,553
Bond	6.550		03-14-37		531,000	681,008
Bond	8.750		11-21-33		768,000	1,165,440
Philippines 0.1%						1,510,013
Republic of Philippines Bond	3.950		01-20-40		1,367,000	1,510,013
Poland 0.2%						2,716,993
Republic of Poland
Bond	3.000		03-17-23		354,000	357,098
Bond	3.250		04-06-26		1,245,000	1,239,777
Bond	4.000		01-22-24		277,000	295,975
Bond	5.000		03-23-22		142,000	158,863
Bond	5.125		04-21-21		594,000	665,280
Republic of Georgia 0.0%						414,070
Republic of Georgia Bond (S)	6.875		04-12-21		376,000	414,070
Romania 0.1%						1,253,985
Government of Romania
Bond (S)	4.875		01-22-24		114,000	124,688
Bond (S)	6.750		02-07-22		327,000	387,086
Bond	6.750		02-07-22		627,000	742,211
Russia 0.8%						10,933,849
Government of Russia
Bond	4.875		09-16-23		1,400,000	1,500,002
Bond	5.625		04-04-42		800,000	850,233
Bond	7.000		08-16-23	RUB	612,720,000	8,583,614
Serbia 0.1%						1,832,185
Republic of Serbia
Bond	4.875		02-25-20		1,034,000	1,065,125
Bond	5.875		12-03-18		379,000	401,383
Bond	7.250		09-28-21		321,000	365,677
South Africa 0.6%						8,428,128
Republic of South Africa Bond	10.500		12-21-26	ZAR	108,950,000	8,428,128
Sri Lanka 0.2%						2,939,325
Republic of Sri Lanka
Bond (S)	6.125		06-03-25		755,000	711,714
Bond (S)	6.250		10-04-20		692,000	705,158

14SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Sri Lanka (continued)
Bond	6.250		07-27-21	783,000	$785,939
Bond (S)	6.850		11-03-25	748,000	736,514
Trinidad And Tobago 0.0%					209,547
Republic of Trinidad & Tobago Bond (S)	4.375		01-16-24	199,000	209,547
Turkey 0.4%					4,974,969
Republic of Turkey
Bond	3.250		03-23-23	208,000	198,465
Bond	4.875		04-16-43	367,000	344,063
Bond	5.125		03-25-22	226,000	240,012
Bond	6.000		01-14-41	3,281,000	3,565,922
Bond	6.625		02-17-45	251,000	296,531
Bond	6.875		03-17-36	277,000	329,976
Ukraine 0.3%					3,737,275
Republic of Ukraine
Bond (S)	7.750		09-01-21	302,000	288,848
Bond (S)	7.750		09-01-24	233,000	220,814
Bond (S)	7.750		09-01-25	734,000	689,454
Bond (S)	7.750		09-01-26	157,000	146,041
Note (S)	7.750		09-01-20	476,000	456,527
Note (S)	7.750		09-01-23	2,038,000	1,935,591
Uruguay 0.2%					3,431,068
Republic of Uruguay
Bond	4.125		11-20-45	259,000	222,740
Bond	4.375		10-27-27	647,000	665,601
Bond	5.100		06-18-50	2,712,242	2,542,727
Venezuela 0.0%					426,265
Republic of Venezuela
Bond	7.650		04-21-25	112,000	40,740
Bond	8.250		10-13-24	280,200	104,725
Bond	9.375		01-13-34	224,000	86,240
Bond	13.625		08-15-18	320,000	194,560
Zambia 0.2%					2,162,577
Republic of Zambia
Bond	5.375		09-20-22	560,000	418,844
Bond (S)	8.500		04-14-24	245,000	202,174
Bond	8.500		04-14-24	995,000	831,234
Bond (S)	8.970		07-30-27	861,000	710,325
Convertible bonds 0.1%					$1,008,613
(Cost $1,835,800)
Energy 0.1%					1,008,613
Energy equipment and services 0.1%
Hornbeck Offshore Services, Inc.	1.500		09-01-19	1,236,000	757,050
Oil, gas and consumable fuels 0.0%
Cobalt International Energy, Inc.	2.625		12-01-19	500,000	251,563
Term loans (M) 22.5%					$312,663,219
(Cost $328,656,243)
Consumer discretionary 6.7%					93,093,296
Auto components 0.4%
Allison Transmission, Inc.	3.500		08-23-19	1,111,015	1,111,940
INA Beteiligungsgesellschaft mbH	4.250		05-15-20	533,077	536,009

SEE NOTES TO FUND'S INVESTMENTS15

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Auto components (continued)
MPG Holdco I, Inc.	3.750			10-20-21	1,132,483	$1,123,989
The Goodyear Tire & Rubber Company	3.750			04-30-19	1,007,000	1,007,629
TI Group Automotive Systems LLC	4.500			06-30-22	1,866,620	1,861,175
Automobiles 0.1%
FCA US LLC	3.250			12-31-18	1,581,641	1,580,455
Commercial services and supplies 0.1%
Prime Security Services Borrower LLC (T)			TBD	04-07-22	1,676,000	1,680,693
Diversified consumer services 0.1%
The ServiceMaster Company LLC	4.250			07-01-21	1,928,269	1,934,295
Hotels, restaurants and leisure 1.5%
Boyd Gaming Corp.	4.000			08-14-20	1,933,023	1,934,059
CityCenter Holdings LLC	4.250			10-16-20	2,500,416	2,504,584
Four Seasons Holdings, Inc.	3.500			06-27-20	1,156,564	1,154,636
Golden Nugget, Inc.	5.500			11-21-19	1,403,978	1,404,855
Hilton Worldwide Finance LLC	3.500			10-26-20	2,726,817	2,733,293
La Quinta Intermediate Holdings LLC	3.750			04-14-21	2,813,330	2,768,317
Landry's, Inc.	4.000			04-24-18	1,999,618	1,998,994
MGM Growth Properties LLC	4.000			04-25-23	540,000	543,207
New Red Finance, Inc.	3.750			12-10-21	2,237,891	2,240,223
Scientific Games International, Inc.	6.000			10-18-20	2,842,570	2,795,787
Household durables 0.2%
Libbey Glass, Inc.	3.750			04-09-21	2,278,526	2,272,829
Leisure products 0.1%
Performance Sports Group, Ltd.	4.500			04-15-21	2,524,791	1,941,986
Media 2.9%
AMC Entertainment, Inc.	4.000			12-15-22	1,783,121	1,789,064
Atlantic Broadband Penn LLC	3.250			11-30-19	2,264,163	2,259,068
CCO Safari III LLC	3.500			01-24-23	1,500,000	1,504,554
Creative Artists Agency LLC	5.500			12-17-21	1,991,794	1,988,059
Cumulus Media Holdings, Inc.	4.250			12-23-20	2,905,725	1,986,789
Delta 2 Lux Sarl	4.750			07-30-21	2,515,000	2,468,473
Gray Television, Inc.	4.250			06-13-21	1,005,480	1,008,308
Hubbard Radio LLC	4.250			05-27-22	3,361,500	3,257,855
MGOC, Inc.	4.000			07-31-20	5,023,908	5,018,884
Mission Broadcasting, Inc.	3.750			10-01-20	1,483,967	1,481,185
Neptune Finco Corp.	5.000			10-09-22	3,565,000	3,575,695
Nexstar Broadcasting, Inc.	3.750			10-01-20	1,682,384	1,679,229
Numericable US LLC	5.000			01-15-24	2,350,000	2,359,792
Tribune Media Company	3.750			12-27-20	3,022,125	3,004,182
Univision Communications, Inc.	4.000			03-01-20	6,655,318	6,648,731
Multiline retail 0.5%
Hudson's Bay Company	4.750			09-30-22	1,110,599	1,114,070
JC Penney Corp., Inc.	6.000			05-22-18	2,435,890	2,437,108
PET Acquisition Merger Sub LLC	5.750			01-26-23	3,074,295	3,090,217
Specialty retail 0.8%
Bass Pro Group LLC	4.000			06-05-20	1,520,000	1,494,350
Burlington Coat Factory Warehouse Corp.	4.250			08-13-21	2,064,588	2,068,201
J Crew Group, Inc.	4.000			03-05-21	2,142,325	1,699,706
KAR Auction Services, Inc.	4.250			03-09-23	1,010,000	1,011,894
Michaels Stores, Inc.	4.000			01-28-20	1,537,904	1,541,749
Party City Holdings, Inc.	4.250			08-19-22	1,397,897	1,390,908
PetSmart, Inc.	4.250			03-11-22	2,094,840	2,086,270

16SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples 2.0%					$27,294,915
Food and staples retailing 0.6%
Albertson's LLC	5.500		08-25-21	5,357,247	5,371,385
Aramark Services, Inc.	3.250		02-24-21	1,154,029	1,155,112
Hearthside Group Holdings LLC	4.500		06-02-21	2,262,698	2,255,570
Food products 0.5%
Dole Food Company, Inc.	4.502		11-01-18	1,227,746	1,225,061
Hostess Brands LLC	4.500		08-03-22	3,313,350	3,316,458
Hostess Brands LLC	8.500		08-03-23	360,000	351,600
Shearer's Foods LLC	4.938		06-30-21	1,684,350	1,671,717
Household products 0.7%
Reynolds Group Holdings, Inc.	4.500		12-01-18	3,869,225	3,878,898
Spectrum Brands, Inc.	3.500		06-23-22	916,002	919,151
The Sun Products Corp.	5.500		03-23-20	4,180,754	4,086,687
Personal products 0.2%
Revlon Consumer Products Corp.	4.000		10-08-19	3,062,317	3,063,276
Energy 0.4%					6,278,230
Energy equipment and services 0.0%
Paragon Offshore Finance Company (H)	5.250		07-18-21	1,481,250	355,462
Oil, gas and consumable fuels 0.4%
Arch Coal, Inc. (H)	6.250		05-16-18	2,532,642	1,039,966
EP Energy LLC	3.500		05-24-18	2,207,491	1,738,399
FTS International, Inc.	5.750		04-16-21	1,271,000	222,425
Granite Acquisition, Inc.	5.000		12-19-21	2,756,491	2,660,013
Southcross Holdings LP (H)	6.000		08-04-21	1,637,283	261,965
Financials 0.5%					7,549,195
Capital markets 0.2%
Onex Wizard Acquisition Company II SCA	4.250		03-13-22	2,977,028	2,973,307
Diversified financial services 0.1%
AlixPartners LLP	4.500		07-28-22	1,471,605	1,473,445
Real estate management and development 0.2%
Realogy Group LLC	3.750		03-05-20	3,104,383	3,102,443
Health care 2.7%					37,963,439
Health care equipment and supplies 0.8%
Air Medical Group Holdings, Inc.	4.250		04-28-22	3,354,650	3,311,878
Alere, Inc.	4.250		06-18-22	1,602,913	1,592,143
ConvaTec, Inc.	4.250		06-15-20	1,246,931	1,250,048
Kinetic Concepts, Inc.	4.500		05-04-18	3,688,067	3,683,457
Sterigenics-Nordion Holdings LLC	4.250		05-15-22	947,240	944,872
Health care providers and services 1.2%
Community Health Systems, Inc.	3.750		12-31-18	433,848	431,137
Community Health Systems, Inc.	3.750		12-31-19	1,226,472	1,206,201
Community Health Systems, Inc.	4.000		01-27-21	2,256,676	2,220,005
DaVita HealthCare Partners, Inc.	3.500		06-24-21	2,343,263	2,349,121
Drumm Investors LLC	9.500		05-04-18	1,675,308	1,620,861
Envision Healthcare Corp.	4.500		10-28-22	1,527,463	1,530,644
IASIS Healthcare LLC	4.500		05-03-18	3,486,876	3,469,442
Team Health, Inc.	4.500		11-23-22	1,516,200	1,519,991
US Renal Care, Inc.	5.250		12-31-22	2,523,675	2,526,830
Pharmaceuticals 0.7%
Endo Luxembourg Finance I Company Sarl	3.750		09-26-22	2,027,743	2,020,139
Pharmaceutical Product Development LLC	4.250		08-18-22	3,334,202	3,327,534

SEE NOTES TO FUND'S INVESTMENTS17

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Surgical Care Affiliates LLC	4.250			03-17-22	1,723,590	$1,720,000
Valeant Pharmaceuticals International, Inc.	5.000			04-01-22	3,312,423	3,239,136
Industrials 2.2%						30,219,161
Aerospace and defense 0.6%
Accudyne Industries Borrower SCA	4.000			12-13-19	3,620,041	3,258,037
B/E Aerospace, Inc.	4.000			12-16-21	2,125,411	2,133,381
Sequa Corp.	5.250			06-19-17	2,880,095	2,203,273
Air freight and logistics 0.1%
XPO Logistics, Inc.	5.500			11-01-21	1,436,400	1,442,684
Commercial services and supplies 0.1%
Waste Industries USA, Inc.	4.250			02-27-20	1,475,842	1,481,377
Construction and engineering 0.2%
RBS Global, Inc.	4.000			08-21-20	2,922,251	2,898,247
Machinery 1.1%
Blount International, Inc. (T)			TBD	04-12-23	1,975,000	1,965,125
Doosan Infracore International, Inc.	4.500			05-28-21	1,417,612	1,395,461
Filtration Group, Inc.	4.250			11-21-20	1,637,528	1,630,023
Gates Global LLC	4.250			07-06-21	4,055,729	3,878,291
Husky Injection Molding Systems, Ltd.	4.250			06-30-21	2,509,300	2,488,390
Husky Injection Molding Systems, Ltd.	7.250			06-30-22	758,490	716,773
Manitowoc Foodservice, Inc.	5.750			03-03-23	1,275,077	1,284,108
Milacron LLC	4.500			09-28-20	1,795,312	1,795,312
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc.	4.000			10-01-22	1,649,710	1,648,679
Information technology 2.6%						35,608,015
Communications equipment 0.7%
Avaya, Inc.	5.134			10-26-17	1,340,603	928,368
Avaya, Inc.	6.500			03-30-18	1,382,974	916,220
Ciena Corp.	3.750			07-14-19	2,499,480	2,486,983
Ciena Corp.	6.000			04-19-21	1,565,000	1,570,869
Integra Telecom Holdings, Inc.	5.250			08-14-20	2,489,850	2,377,807
Riverbed Technology, Inc.	6.000			04-24-22	1,065,946	1,072,227
Electronic equipment, instruments and components 0.3%
CPI International, Inc.	4.250			11-17-17	2,165,657	2,046,546
Dell International LLC	4.000			04-29-20	1,516,171	1,514,654
IT services 0.7%
First Data Corp.	3.939			09-24-18	2,335,000	2,334,514
Global Payments, Inc.	3.941			04-22-23	1,315,000	1,326,506
Science Applications International Corp.	3.750			05-04-22	1,215,714	1,219,766
Western Digital Corp. (T)			TBD	03-16-23	4,195,000	4,124,209
Semiconductors and semiconductor equipment 0.4%
Avago Technologies, Ltd.	4.250			02-01-23	3,391,000	3,392,885
Microsemi Corp.	5.250			01-15-23	1,293,019	1,301,101
NXP BV	3.750			12-07-20	1,496,250	1,500,459
Software 0.5%
Infor US, Inc.	3.750			06-03-20	3,376,443	3,296,253
MA FinanceCo LLC	5.250			11-19-21	2,713,018	2,704,879
SS&C European Holdings SARL	4.019			07-08-22	185,782	186,280
SS&C Technologies, Inc.	4.007			07-08-22	1,303,995	1,307,489

18SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials 2.9%					$40,044,964
Chemicals 1.4%
Axalta Coating Systems US Holdings, Inc.	3.750		02-01-20	3,271,138	3,262,960
Ineos US Finance LLC	3.750		12-15-20	2,133,291	2,109,959
Ineos US Finance LLC	4.250		03-31-22	1,201,977	1,196,182
MacDermid, Inc.	5.500		06-07-20	4,354,316	4,265,871
OXEA Sarl	4.250		01-15-20	3,187,458	3,155,584
Styrolution Group GmbH	6.500		11-07-19	2,518,125	2,516,551
Trinseo Materials Operating SCA	4.250		11-05-21	1,867,885	1,860,413
Univar USA, Inc.	4.250		07-01-22	731,325	720,812
Construction materials 0.4%
Headwaters, Inc.	4.500		03-24-22	1,575,098	1,578,051
Summit Materials LLC	4.000		07-17-22	3,599,500	3,592,301
Containers and packaging 0.7%
Berry Plastics Corp.	4.000		10-01-22	2,685,270	2,690,641
BWAY Holding Company	5.500		08-14-20	2,171,325	2,160,468
Hilex Poly Company LLC	6.000		12-05-21	2,160,650	2,159,976
Kloeckner Pentaplast of America, Inc.	5.000		04-28-20	1,047,171	1,047,171
KP Germany Erste GmbH	5.000		04-28-20	448,394	448,394
Novelis, Inc.	4.000		06-02-22	1,893,690	1,882,328
Metals and mining 0.4%
FMG Resources August 2006 Pty, Ltd.	4.250		06-30-19	2,926,977	2,757,944
Signode Industrial Group US, Inc.	3.750		05-01-21	2,666,018	2,639,358
Telecommunication services 1.8%					24,450,431
Diversified telecommunication services 1.5%
Consolidated Communications, Inc.	4.250		12-23-20	1,684,333	1,683,281
Intelsat Jackson Holdings SA	3.750		06-30-19	4,185,116	3,917,269
Level 3 Financing, Inc.	3.500		05-31-22	2,675,000	2,677,787
Level 3 Financing, Inc.	4.000		01-15-20	3,414,000	3,423,389
Syniverse Holdings, Inc.	4.000		04-23-19	2,923,341	2,353,290
Virgin Media Investment Holdings, Ltd.	3.649		06-30-23	2,643,768	2,637,170
Windstream Holdings, Inc.	5.750		03-29-21	1,134,000	1,132,110
XO Communications LLC	4.250		03-19-21	2,671,303	2,664,625
Wireless telecommunication services 0.3%
LTS Buyer LLC	4.000		04-13-20	3,969,779	3,961,510
Utilities 0.7%					10,161,573
Electric utilities 0.3%
Texas Competitive Electric Holdings Company LLC (H)	4.646		10-10-17	10,931,597	3,730,407
Independent power and renewable electricity producers 0.4%
Calpine Corp.	3.500		05-27-22	3,464,917	3,432,433
Dynegy, Inc. (S)	4.000		04-23-20	3,027,494	2,998,733
Collateralized mortgage obligations 14.6%					$203,553,434
(Cost $200,327,868)
Commercial and residential 14.5%					202,466,402
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 (S)	3.901		08-10-35	5,000,000	5,440,221
American Home Mortgage Assets Trust Series 2007-1, Class A1 (P)	1.077		02-25-47	2,212,971	1,216,020
BAMLL-DB Trust Series 2012-OSI, Class A1 (S)	2.343		04-13-29	815,119	816,286
BCAP LLC Trust
Series 2011-RR11, Class 21A5 (P) (S)	2.886		06-26-34	1,167,138	1,168,407
Series 2012-RR9, Class 2A5 (P) (S)	0.603		08-26-46	807,930	793,664

SEE NOTES TO FUND'S INVESTMENTS19

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
BCRR Trust Series 2009-1, Class 2A1 (P) (S)	5.858		07-17-40	5,698,167	$5,723,045
BHMS Mortgage Trust Series 2014-ATLS, Class AFL (P) (S)	1.937		07-05-33	9,925,000	9,791,145
BLCP Hotel Trust Series 2014-CLRN, Class A (P) (S)	1.383		08-15-29	4,128,964	4,064,212
Carefree Portfolio Trust Series 2014-CARE, Class A (P) (S)	1.753		11-15-19	6,675,000	6,662,979
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (P) (S)	2.287		11-15-31	4,950,017	4,956,224
Citigroup Commercial Mortgage Trust Series 2014-388G, Class B (P) (S)	1.483		06-15-33	7,575,000	7,570,311
Citigroup Mortgage Loan Trust
Series 2010-8, Class 5A6 (S)	4.000		11-25-36	664,687	667,493
Series 2010-8, Class 6A6 (S)	4.500		12-25-36	817,319	823,833
Series 2012-1, Class 1A1 (P) (S)	0.803		06-25-35	960,777	951,103
Series 2013-2, Class 3A1 (P) (S)	0.613		04-25-37	7,154,323	6,740,391
Series 2013-2, Class 5A1 (P) (S)	0.573		07-25-36	3,818,360	3,602,878
Commercial Mortgage Trust (Bank of America/Barclays Capital/Deutsche Bank)
Series 2006-C8, Class AJ	5.377		12-10-46	1,025,000	988,319
Series 2006-C8, Class A4	5.306		12-10-46	2,382,062	2,410,504
Commercial Mortgage Trust (Citigroup/Deutsche Bank) Series 2013-THL, Class A2 (P) (S)	1.489		06-08-30	4,675,000	4,674,999
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class A4 (P)	6.006		12-10-49	2,253,392	2,338,412
Series 2014-KYO, Class B (P) (S)	1.737		06-11-27	6,025,000	5,990,827
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.689		02-25-36	1,467,960	1,143,776
Series 2004-25, Class 1A1 (P)	1.099		02-25-35	2,871,379	2,496,136
Series 2004-25, Class 2A1 (P)	1.119		02-25-35	4,056,577	3,493,960
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	4.250		06-25-50	500,987	500,807
Series 2010-RR5, Class 1A (P) (S)	5.467		12-16-43	766,886	766,390
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 1A1 (P)	2.456		02-25-36	1,775,067	1,407,359
FREMF Mortgage Trust
Series 2011-K701, Class C (P) (S)	4.436		07-25-48	5,025,000	5,062,237
Series 2012-KF01, Class B (P) (S)	3.040		10-25-44	2,792,947	2,780,780
Series 2012-KF01, Class C (P) (S)	4.690		10-25-44	8,500,000	8,421,048
GAHR Commercial Mortgage Trust Series 2015-NRF, Class AFL1 (P) (S)	1.733		12-15-16	1,640,934	1,634,644
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (P)	0.636		05-19-47	3,123,990	2,658,773
Hilton USA Trust
Series 2013-HLF, Class BFL (P) (S)	1.938		11-05-30	4,261,558	4,258,821
Series 2013-HLT, Class BFX (S)	3.367		11-05-30	4,825,000	4,845,467
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (P) (S)	2.017		08-05-34	3,500,000	3,506,409
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (P)	2.879		01-25-36	964,669	880,600
Jefferies Resecuritization Trust Series 2009-R9, Class 1A1 (P) (S)	2.421		08-26-46	797,406	800,698
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AJ (P)	5.764		12-12-44	2,094,573	2,062,297
Series 2014-INN, Class A (P) (S)	1.353		06-15-29	4,000,000	3,952,324
Series 2015-CSMO, Class A (P) (S)	1.683		01-15-32	6,525,000	6,496,330

20SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4	5.372		09-15-39	5,864,182	$5,909,250
LSTAR Securities Investment Trust
Series 2015-10, Class A1 (P) (S)	2.438		11-01-20	2,520,204	2,450,899
Series 2015-9, Class A1 (P) (S)	2.434		10-01-20	4,727,919	4,638,886
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class AMA (P)	6.071		08-12-49	3,800,000	3,719,674
Nomura Resecuritization Trust Series 2011-1RA, Class 1A5 (P) (S)	2.999		03-26-36	826,635	820,629
OBP Depositor LLC Trust Series 2010-OBP, Class A (S)	4.646		07-15-45	2,500,000	2,747,252
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (P) (S)	3.961		01-13-32	4,250,000	4,594,867
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (P) (S)	0.583		08-26-36	5,247,832	5,057,069
Series 2012-6, Class 4A1 (P) (S)	0.763		01-26-36	4,188,766	3,962,283
Series 2012-6, Class 6A1 (P) (S)	0.773		11-26-35	6,305,652	5,767,731
Series 2012-6, Class 8A1 (P) (S)	0.933		04-26-35	2,980,291	2,797,094
Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1 (P)	0.749		09-25-45	2,563,961	2,119,447
Towd Point Mortgage Trust
Series 2015-3, Class A1B (P) (S)	3.000		03-25-54	3,116,752	3,144,046
Series 2015-5, Class A1B (P) (S)	2.750		05-25-55	2,845,098	2,847,076
WaMu Mortgage Pass-Through Certificates
Series 2005-11, Class A1 (P)	0.759		08-25-45	3,207,183	2,945,765
Series 2005-AR1, Class A1A (P)	1.079		01-25-45	1,238,882	1,153,554
Series 2005-AR19, Class A1A1 (P)	0.709		12-25-45	3,359,289	3,081,023
Series 2005-AR6, Class 2A1A (P)	0.669		04-25-45	3,022,883	2,816,825
Series 2005-AR8, Class 1A (P)	0.709		07-25-45	2,575,491	2,384,756
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2 (P)	2.980		04-25-35	1,669,133	1,664,659
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class A (P) (S)	1.555		11-15-29	3,338,161	3,283,488
U.S. Government Agency 0.1%					1,087,032
Federal Home Loan Mortgage Corp. Series 2015-SC02, Class 1A	3.000		09-25-45	423,079	424,593
Government National Mortgage Association Series 2014-80, Class XA	3.000		06-20-40	643,812	662,439
Asset backed securities 3.5%					$49,067,010
(Cost $49,354,868)
Brazil Loan Trust 1 Senior Secured Pass-Through Notes (S)	5.477		07-24-23	977,742	889,745
Carrington Mortgage Loan Trust Series 2006-FRE1, Class A2 (P)	0.549		07-25-36	1,050,768	1,038,383
Colony American Homes Series 2014-2A, Class A (P) (S)	1.391		07-17-31	3,565,222	3,509,088
Ellington Loan Acquisition Trust Series 2007-1, Class A2B (P) (S)	1.339		05-28-37	728,885	723,238
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (P) (S)	0.733		11-26-35	3,142,566	3,033,409
GSAMP Trust Series 2006-NC1, Class A2 (P)	0.619		02-25-36	1,345,132	1,312,072
Invitation Homes Trust
Series 2013-SFR1, Class A (P) (S)	1.586		12-17-30	7,915,621	7,865,363
Series 2014-SFR1, Class A (P) (S)	1.436		06-17-31	4,495,711	4,440,497
Long Beach Mortgage Loan Trust Series 2005-WL2, Class M1 (P)	1.144		08-25-35	1,064,923	1,055,925

SEE NOTES TO FUND'S INVESTMENTS21

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1 (S)	3.352		04-25-54	1,066,303	$1,057,324
Series 2015-NPL1, Class A1 (S)	3.475		01-25-55	1,767,855	1,756,917
Series 2015-NPL2, Class A1 (S)	3.721		07-25-55	2,787,747	2,767,269
PennyMac LLC Series 2015-NPL1, Class A1 (S)	4.000		03-25-55	2,847,341	2,828,743
RAAC Series Trust Series 2006-SP2, Class A3 (P)	0.709		02-25-36	1,050,791	1,036,680
SLC Private Student Loan Trust Series 2010-B, Class A1 (P) (S)	4.250		07-15-42	687,673	697,631
SLM Private Education Loan Trust Series 2012-C, Class A1 (P) (S)	1.533		08-15-23	178,791	178,826
TAL Advantage V LLC Series 2013-2A, Class A (S)	3.550		11-20-38	2,843,750	2,728,262
US Residential Opportunity Fund III Trust Series 2015-1III, Class A (S)	3.721		01-27-35	2,624,546	2,602,304
VOLT XXII LLC Series 2015-NPL4, Class A1 (S)	3.500		02-25-55	1,440,200	1,428,526
VOLT XXV LLC Series 2015-NPL8, Class A1 (S)	3.500		06-26-45	3,350,315	3,304,660
VOLT XXXIII LLC Series 2015-NPL5, Class A1 (S)	3.500		03-25-55	1,088,758	1,076,316
VOLT XXXIX LLC Series 2015-NP13, Class A1 (S)	4.125		10-25-45	3,755,062	3,735,832
				Shares	Value
Common stocks 0.0%					$569,715
(Cost $1,021,658)
Information technology 0.0%					496,485
Communications equipment 0.0%
Ciena Corp. (I)				29,500	496,485
Utilities 0.0%					73,230
Electric utilities 0.0%
EME Reorganization Trust				1,327,835	7,303
Independent power and renewable electricity producers 0.0%
NRG Energy, Inc.				4,366	65,927
Purchased options 0.0%					$416,289
(Cost $2,055,076)
				Shares/Par	Value
Call options 0.0%					$205,157
Over the Counter Option on the USD vs. JPY (Expiration Date: 8-29-16; Strike Price: $116.00; Counterparty: JPMorgan Securities, Inc.) (I)				67,198,616	205,157
Put options 0.0%					211,132
Over the Counter Option on the USD vs. EUR (Expiration Date: 9-12-16; Strike Price: $1.04; Counterparty: JPMorgan Securities, Inc.) (I)				65,224,516	211,132
			Yield (%)	Shares	Value
Short-term investments 3.6%					$50,698,296
(Cost $50,698,296)
Money market funds 3.6%					50,375,432
State Street Institutional Liquid Reserves Fund, Premier Class			0.4600(Y)	50,375,432	50,375,432
				Par value^	Value
Repurchase agreement 0.0%					$322,864
Repurchase Agreement with State Street Corp., dated 4-29-16 at 0.000% to be repurchased at $322,864 on 5-2-16, collateralized by $323,600 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $328,631, including interest)				322,864	322,864

22SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

Par value^	Value
Repurchase agreement (continued)
Total investments (Cost $1,415,696,186)† 100.6%	$1,401,113,294
Other assets and liabilities, net (0.6%)	($8,214,106)
Total net assets 100.0%	$1,392,899,188

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand
Key to Security Abbreviations and Legend
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $378,502,213 or 27.2% of the fund's net assets as of 4-30-16.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $1,419,235,731. Net unrealized depreciation aggregated to $18,122,437, of which $25,498,775 related to appreciated investment securities and $43,621,212 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS23

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$621,808,931	—	$621,660,831	$148,100
U.S. Government and Agency obligations	22,453,384	—	22,453,384	—
Foreign government obligations	138,874,403	—	138,874,403	—
Convertible bonds	1,008,613	—	1,008,613	—
Term loans	312,663,219	—	312,663,219	—
Collateralized mortgage obligations	203,553,434	—	203,553,434	—
Asset backed securities	49,067,010	—	49,067,010	—
Common stocks	569,715	$569,715	—	—
Purchased options	416,289	—	416,289	—
Short-term investments	50,698,296	50,375,432	322,864	—
Total investments in securities	$1,401,113,294	$50,945,147	$1,350,020,047	$148,100
Other financial instruments:
Futures	$1,781,215	$1,781,215	—	—
Forward foreign currency contracts	758,835	—	$758,835	—

       24

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Interest rate swaps	(335,458)	—	(335,458)	—
Credit default swaps	(511,981)	—	(511,981)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2016, the fund used futures contracts to manage the duration of the fund. The following table summarizes the contracts held at April 30, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Jun 2016	$37,169,549	$37,166,250	($3,299)
5-Year U.S. Treasury Note Futures	767	Short	Jun 2016	(92,648,304)	(92,741,086)	(92,782)
10-Year U.S. Treasury Note Futures	2,205	Short	Jun 2016	(288,140,374)	(286,787,812)	1,352,562
Ultra U.S. Treasury Bond Futures	492	Short	Jun 2016	(84,825,859)	(84,301,125)	524,734
						$1,781,215

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

       25

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies. The following table summarizes the contracts held at April 30, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	2,837,570	USD	795,885	JPMorgan Chase Bank N.A.	6/2/2016	$21,084	—	$21,084
COP	3,290,219,000	USD	1,140,837	Citibank N.A.	5/18/2016	11,580	—	11,580
EUR	7,651,823	USD	8,708,167	JPMorgan Chase Bank N.A.	5/6/2016	54,310	—	54,310
GBP	1,920,559	USD	2,807,293	Citibank N.A.	5/6/2016	—	($1,050)	(1,050)
GBP	146,667	USD	210,387	JPMorgan Chase Bank N.A.	5/6/2016	3,916	—	3,916
MXN	594,039,400	USD	33,297,799	Citibank N.A.	5/9/2016	1,210,440	—	1,210,440
USD	694,258	BRL	2,837,570	JPMorgan Chase Bank N.A.	6/2/2016	—	(122,711)	(122,711)
USD	1,511,615	COP	4,566,967,300	Citibank N.A.	5/18/2016	—	(87,990)	(87,990)
USD	8,715,370	EUR	7,651,823	JPMorgan Chase Bank N.A.	5/6/2016	—	(47,106)	(47,106)
USD	7,237,336	EUR	6,337,400	JPMorgan Chase Bank N.A.	6/10/2016	—	(27,446)	(27,446)
USD	2,975,334	GBP	2,067,226	JPMorgan Chase Bank N.A.	5/6/2016	—	(45,213)	(45,213)
USD	13,170,451	GBP	9,158,417	Citibank N.A.	5/23/2016	—	(211,991)	(211,991)
USD	2,803,609	GBP	1,917,900	Citibank N.A.	6/10/2016	1,012	—	1,012
						$1,302,342	($543,507)	$758,835

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended April 30, 2016, the fund used purchased options to manage against anticipated changes in currency exchange rates.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2016, the fund used interest rate swaps to manage the duration of the fund. The following table summarizes the interest rate swap contracts held as of April 30, 2016.

Fund	Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
		$2,697,376	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($114,843)	($114,843)

       26

Fund	Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
		4,592,923	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	(220,615)	(220,615)
		$7,290,299				($335,458)	($335,458)

(a) At 4-30-16, the 3-month LIBOR rate was 0.6366%

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended April 30, 2016 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of April 30, 2016 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 4-30-16	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	CMBX.NA.AA.7	2.17%	7,000,000	USD	$7,000,000	1.500%	Jan 2047	($145,887)	($161,260)	($307,147)
Citibank N.A.	CMBS.NA.AAA.7	0.89%	5,850,000	USD	5,850,000	0.500%	Jan 2047	(249,222)	92,309	(156,913)
Goldman Sachs U.S.	United Mexican States	2.29%	302,576	USD	302,576	1.000%	Jun 2026	(31,440)	(1,322)	(32,762)
JP Morgan	United Mexican States	2.29%	140,000	USD	140,000	1.000%	Jun 2026	(14,646)	(513)	(15,159)
					$13,292,576			($441,195)	($70,786)	($511,981)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       27

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	350Q3	04/16
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.		6/16

John Hancock

Absolute Return Currency Fund

Quarterly portfolio holdings 4/30/16

Fund's investmentsAbsolute Return Currency Fund

As of 4-30-16 (unaudited)
Short-term investments 99.2%					$1,045,717,689
(Cost $1,045,462,452)
	Yield	* (%)	Maturity date	Par value^	Value
U.S. Government 89.1%					$939,053,621
U.S. Treasury Bills	0.097		06-23-16	221,000,000	220,953,369
U.S. Treasury Bills	0.113		07-21-16	210,654,000	210,566,157
U.S. Treasury Bills	0.191		05-26-16	143,000,000	142,984,270
U.S. Treasury Bills	0.399		08-18-16	125,000,000	124,905,665
U.S. Treasury Bills	0.430		10-13-16	80,000,000	79,873,120
U.S. Treasury Bills	0.450		09-15-16	80,000,000	79,922,000
U.S. Treasury Bills (D)	0.488		11-10-16	80,000,000	79,849,040
		Yield (%)		Shares	Value
Money market funds 10.1%					$106,664,068
State Street Institutional Liquid Reserves Fund, Premier Class		0.4600(Y	)	106,664,068	106,664,068
Total investments (Cost $1,045,462,452)† 99.2%					$1,045,717,689
Other assets and liabilities, net 0.8%					$8,082,802
Total net assets 100.0%					$1,053,800,491

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
*	Yield represents the annualized yield at the date of purchase.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $1,045,462,452. Net unrealized appreciation aggregated to $255,237, of which $255,237 related to appreciated investment securities and $0 related to depreciated investment securities.

The following table summarizes the forward foreign currency contracts held at April 30, 2016:
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	79,227,345	USD	59,485,823	Barclays Bank PLC Wholesale	6/15/2016	$648,096	—	$648,096
AUD	70,759,544	USD	53,274,320	Deutsche Bank AG London	6/15/2016	432,498	—	432,498
AUD	372,947,483	USD	272,880,297	J. Aron & Company	6/15/2016	10,188,549	—	10,188,549
AUD	218,205,045	USD	162,409,108	Morgan Stanley Capital Services, Inc.	6/15/2016	3,209,519	—	3,209,519
AUD	332,854,465	USD	246,359,186	State Street Bank and Trust Company	6/15/2016	6,278,876	—	6,278,876
CAD	261,061,087	USD	197,591,490	Barclays Bank PLC Wholesale	6/15/2016	10,476,708	—	10,476,708
CAD	269,637,117	USD	205,764,743	Deutsche Bank AG London	6/15/2016	9,138,635	—	9,138,635
CAD	99,496,886	USD	75,647,788	J. Aron & Company	6/15/2016	3,652,187	—	3,652,187
CAD	500,974,727	USD	377,335,313	Morgan Stanley Capital Services, Inc.	6/15/2016	21,946,368	—	21,946,368
CAD	313,711,435	USD	237,262,269	State Street Bank and Trust Company	6/15/2016	12,768,764	—	12,768,764
EUR	500,687,083	USD	550,353,994	Barclays Bank PLC Wholesale	6/15/2016	23,695,691	—	23,695,691
EUR	137,116,723	USD	154,670,638	Deutsche Bank AG London	6/15/2016	2,536,955	—	2,536,955
EUR	42,302,975	USD	46,486,544	J. Aron & Company	6/15/2016	2,014,826	—	2,014,826
EUR	49,761,798	USD	55,205,093	Morgan Stanley Capital Services, Inc.	6/15/2016	1,847,995	—	1,847,995
EUR	64,216,270	USD	70,338,935	State Street Bank and Trust Company	6/15/2016	3,286,551	—	3,286,551
GBP	73,496,041	USD	104,667,713	Barclays Bank PLC Wholesale	6/15/2016	2,733,055	—	2,733,055
GBP	132,747,375	USD	189,128,051	Deutsche Bank AG London	6/15/2016	4,857,503	—	4,857,503

2SEE NOTES TO FUND'S INVESTMENTS

Absolute Return Currency Fund

The following table summarizes the forward foreign currency contracts held at April 30, 2016:
GBP	116,245,390	USD	165,160,388	Morgan Stanley Capital Services, Inc.	6/15/2016	4,710,592	—	4,710,592
GBP	81,681,680	USD	116,295,648	State Street Bank and Trust Company	6/15/2016	3,066,909	—	3,066,909
JPY	3,698,959,676	USD	32,715,338	Barclays Bank PLC Wholesale	6/15/2016	2,085,165	—	2,085,165
JPY	8,923,574,033	USD	79,696,025	Deutsche Bank AG London	6/15/2016	4,258,625	—	4,258,625
JPY	68,151,740,406	USD	607,566,269	J. Aron & Company	6/15/2016	33,618,011	—	33,618,011
JPY	19,186,414,147	USD	172,740,429	Morgan Stanley Capital Services, Inc.	6/15/2016	7,768,931	—	7,768,931
JPY	4,777,828,349	USD	42,377,514	State Street Bank and Trust Company	6/15/2016	2,573,187	—	2,573,187
NOK	537,682,432	USD	62,602,742	Barclays Bank PLC Wholesale	6/15/2016	4,161,835	—	4,161,835
NOK	745,117,744	USD	91,009,706	Deutsche Bank AG London	6/15/2016	1,512,327	—	1,512,327
NOK	4,749,531,025	USD	548,524,061	J. Aron & Company	6/15/2016	41,230,064	—	41,230,064
NOK	189,315,899	USD	21,878,770	Morgan Stanley Capital Services, Inc.	6/15/2016	1,628,779	—	1,628,779
NOK	127,262,994	USD	14,936,580	State Street Bank and Trust Company	6/15/2016	865,796	—	865,796
NZD	17,906,141	USD	12,028,092	Barclays Bank PLC Wholesale	6/15/2016	446,391	—	446,391
NZD	81,152,729	USD	54,531,876	Deutsche Bank AG London	6/15/2016	2,003,942	—	2,003,942
NZD	199,066,745	USD	133,464,836	J. Aron & Company	6/15/2016	5,216,902	—	5,216,902
NZD	427,462,988	USD	284,961,367	Morgan Stanley Capital Services, Inc.	6/15/2016	12,834,782	—	12,834,782
NZD	240,705,935	USD	160,123,283	State Street Bank and Trust Company	6/15/2016	7,566,791	—	7,566,791
SEK	115,405,254	USD	13,635,875	Barclays Bank PLC Wholesale	6/15/2016	757,024	—	757,024
SEK	728,807,633	USD	90,214,115	Deutsche Bank AG London	6/15/2016	679,970	—	679,970
SEK	2,204,964,535	USD	261,368,431	J. Aron & Company	6/15/2016	13,626,265	—	13,626,265
SEK	1,309,944,558	USD	161,771,636	Morgan Stanley Capital Services, Inc.	6/15/2016	1,599,611	—	1,599,611
SEK	1,000,855,324	USD	120,118,141	State Street Bank and Trust Company	6/15/2016	4,704,685	—	4,704,685
SGD	19,614,504	USD	14,437,759	Deutsche Bank AG London	6/15/2016	132,490	—	132,490
SGD	222,227,857	USD	163,240,328	J. Aron & Company	6/15/2016	1,837,268	—	1,837,268
SGD	279,082,919	USD	204,685,031	Morgan Stanley Capital Services, Inc.	6/15/2016	2,626,227	—	2,626,227
SGD	58,689,735	USD	43,350,211	State Street Bank and Trust Company	6/15/2016	246,305	—	246,305
USD	359,925,777	AUD	491,343,069	Barclays Bank PLC Wholesale	6/15/2016	—	($13,005,862)	(13,005,862)
USD	53,403,508	AUD	70,759,544	Deutsche Bank AG London	6/15/2016	—	(303,309)	(303,309)
USD	158,893,180	AUD	216,039,754	J. Aron & Company	6/15/2016	—	(5,081,980)	(5,081,980)
USD	261,985,257	AUD	360,386,753	Morgan Stanley Capital Services, Inc.	6/15/2016	—	(11,549,936)	(11,549,936)
USD	41,954,086	AUD	56,528,616	State Street Bank and Trust Company	6/15/2016	—	(951,391)	(951,391)
USD	398,043,800	CAD	529,580,740	Barclays Bank PLC Wholesale	6/15/2016	—	(24,037,146)	(24,037,146)
USD	202,959,737	CAD	269,637,117	Deutsche Bank AG London	6/15/2016	—	(11,943,641)	(11,943,641)
USD	115,455,030	CAD	147,147,314	J. Aron & Company	6/15/2016	—	(1,822,794)	(1,822,794)
USD	118,261,508	CAD	150,991,457	Morgan Stanley Capital Services, Inc.	6/15/2016	—	(2,080,135)	(2,080,135)
USD	254,219,261	CAD	333,490,627	State Street Bank and Trust Company	6/15/2016	—	(11,575,977)	(11,575,977)
USD	15,284,600	EUR	13,500,508	Barclays Bank PLC Wholesale	6/15/2016	—	(194,054)	(194,054)
USD	314,881,461	EUR	284,013,476	Deutsche Bank AG London	6/15/2016	—	(10,746,765)	(10,746,765)
USD	158,344,975	EUR	139,953,400	J. Aron & Company	6/15/2016	—	(2,114,935)	(2,114,935)

SEE NOTES TO FUND'S INVESTMENTS3

Absolute Return Currency Fund

The following table summarizes the forward foreign currency contracts held at April 30, 2016:
USD	232,421,587	EUR	208,643,548	Morgan Stanley Capital Services, Inc.	6/15/2016	—	(6,793,219)	(6,793,219)
USD	59,906,754	EUR	52,966,968	State Street Bank and Trust Company	6/15/2016	—	(821,139)	(821,139)
USD	417,503,815	GBP	292,798,789	Barclays Bank PLC Wholesale	6/15/2016	—	(10,367,061)	(10,367,061)
USD	188,449,163	GBP	132,747,375	Deutsche Bank AG London	6/15/2016	—	(5,536,391)	(5,536,391)
USD	444,597,498	GBP	310,928,742	J. Aron & Company	6/15/2016	—	(9,766,920)	(9,766,920)
USD	176,281,448	GBP	122,293,771	Morgan Stanley Capital Services, Inc.	6/15/2016	—	(2,428,111)	(2,428,111)
USD	118,548,681	GBP	81,826,661	State Street Bank and Trust Company	6/15/2016	—	(1,025,738)	(1,025,738)
USD	82,209,623	JPY	9,276,371,769	Barclays Bank PLC Wholesale	6/15/2016	—	(5,064,213)	(5,064,213)
USD	82,333,491	JPY	8,923,574,033	Deutsche Bank AG London	6/15/2016	—	(1,621,159)	(1,621,159)
USD	149,608,567	JPY	16,525,412,723	J. Aron & Company	6/15/2016	—	(5,865,601)	(5,865,601)
USD	426,948,592	JPY	47,600,510,589	Morgan Stanley Capital Services, Inc.	6/15/2016	—	(20,885,889)	(20,885,889)
USD	109,346,174	JPY	12,000,398,342	State Street Bank and Trust Company	6/15/2016	—	(3,555,811)	(3,555,811)
USD	106,629,638	NOK	888,252,203	Deutsche Bank AG London	6/15/2016	—	(3,665,546)	(3,665,546)
USD	155,106,211	NOK	1,304,921,317	J. Aron & Company	6/15/2016	—	(6,927,203)	(6,927,203)
USD	108,472,566	NOK	899,670,704	Morgan Stanley Capital Services, Inc.	6/15/2016	—	(3,240,464)	(3,240,464)
USD	91,748,596	NOK	751,577,461	State Street Bank and Trust Company	6/15/2016	—	(1,575,548)	(1,575,548)
USD	177,046,710	NZD	265,361,807	Barclays Bank PLC Wholesale	6/15/2016	—	(7,820,110)	(7,820,110)
USD	55,977,042	NZD	81,152,729	Deutsche Bank AG London	6/15/2016	—	(558,777)	(558,777)
USD	258,485,616	NZD	383,804,228	J. Aron & Company	6/15/2016	—	(8,895,237)	(8,895,237)
USD	110,928,574	NZD	161,551,925	Morgan Stanley Capital Services, Inc.	6/15/2016	—	(1,618,105)	(1,618,105)
USD	147,272,067	NZD	214,665,516	State Street Bank and Trust Company	6/15/2016	—	(2,276,700)	(2,276,700)
USD	182,756,269	SEK	1,538,862,628	Barclays Bank PLC Wholesale	6/15/2016	—	(9,164,759)	(9,164,759)
USD	69,010,037	SEK	563,607,452	Deutsche Bank AG London	6/15/2016	—	(1,280,917)	(1,280,917)
USD	330,044,270	SEK	2,799,051,545	J. Aron & Company	6/15/2016	—	(19,042,672)	(19,042,672)
USD	219,605,512	SEK	1,859,335,686	Morgan Stanley Capital Services, Inc.	6/15/2016	—	(12,283,685)	(12,283,685)
USD	129,248,504	SEK	1,104,815,267	State Street Bank and Trust Company	6/15/2016	—	(8,539,806)	(8,539,806)
USD	72,389,732	SGD	101,729,291	Barclays Bank PLC Wholesale	6/15/2016	—	(3,177,872)	(3,177,872)
USD	13,958,514	SGD	19,614,504	Deutsche Bank AG London	6/15/2016	—	(611,735)	(611,735)
USD	109,792,397	SGD	151,466,166	J. Aron & Company	6/15/2016	—	(2,721,267)	(2,721,267)
USD	131,273,354	SGD	181,849,145	Morgan Stanley Capital Services, Inc.	6/15/2016	—	(3,809,709)	(3,809,709)
USD	167,931,032	SGD	234,228,589	State Street Bank and Trust Company	6/15/2016	—	(6,061,071)	(6,061,071)
						$281,471,650	($272,410,360)	$9,061,290

AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
JPY	Japanese Yen	USD	U.S. Dollar

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2016, all investments are categorized as Level 2 under the hierarchy described above, except for the money market fund, which is categorized as Level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2016, the fund used forward foreign currency contracts to manage and gain exposure to foreign currencies. The contracts held by the fund at April 30, 2016 are presented in the Fund's investments.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	364Q3	04/16
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund.		6/16

John Hancock

Fundamental All Cap Core Fund

Quarterly portfolio holdings 4/30/16

Fund's investmentsFundamental All Cap Core Fund

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 98.6%		$151,999,926
(Cost $147,956,355)
Consumer discretionary 26.6%		40,923,940
Diversified consumer services 0.2%
DeVry Education Group, Inc.	15,038	260,909
Household durables 8.6%
Lennar Corp., Class A	115,937	5,253,105
NVR, Inc. (I)	2,116	3,515,290
Tempur Sealy International, Inc. (I)	74,958	4,547,702
Internet and catalog retail 8.4%
Amazon.com, Inc. (I)	19,590	12,921,368
Specialty retail 6.1%
CarMax, Inc. (I)	76,659	4,059,094
Group 1 Automotive, Inc.	32,172	2,118,204
Lowe's Companies, Inc.	42,011	3,193,676
Textiles, apparel and luxury goods 3.3%
Ralph Lauren Corp.	54,228	5,054,592
Consumer staples 7.7%		11,851,033
Beverages 1.1%
Diageo PLC, ADR	15,116	1,637,516
Food products 3.7%
Danone SA	48,143	3,373,062
Mead Johnson Nutrition Company	26,858	2,340,675
Household products 2.9%
The Procter & Gamble Company	56,163	4,499,780
Energy 3.9%		6,020,854
Energy equipment and services 1.9%
Schlumberger, Ltd.	36,454	2,928,714
Oil, gas and consumable fuels 2.0%
Kinder Morgan, Inc.	174,107	3,092,140
Financials 28.3%		43,612,294
Banks 10.2%
Bank of America Corp.	460,641	6,706,933
CIT Group, Inc.	38,378	1,326,727
Citigroup, Inc.	164,716	7,623,056
Capital markets 14.5%
Affiliated Managers Group, Inc. (I)	26,305	4,480,268
AllianceBernstein Holding LP	269,000	6,318,810
BlackRock, Inc.	8,997	3,205,901
Morgan Stanley	124,011	3,355,738
T. Rowe Price Group, Inc.	37,201	2,800,863
The Goldman Sachs Group, Inc.	13,853	2,273,416
Consumer finance 1.1%
American Express Company	25,122	1,643,732
Insurance 0.9%
American International Group, Inc.	25,417	1,418,777
Real estate investment trusts 1.6%
American Tower Corp.	23,437	2,458,073

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental All Cap Core Fund

				Shares	Value
Health care 4.2%					$6,525,824
Biotechnology 3.0%
	Amgen, Inc.			28,907	4,575,978
Pharmaceuticals 1.2%
	Novartis AG, ADR			25,666	1,949,846
Industrials 8.8%					13,591,288
Aerospace and defense 1.6%
	TransDigm Group, Inc. (I)			10,741	2,447,552
Electrical equipment 2.1%
	Regal Beloit Corp.			25,836	1,664,355
	Sensata Technologies Holding NV (I)			42,347	1,595,211
Machinery 0.8%
	Manitowoc Foodservice, Inc. (I)			59,187	888,397
	The Manitowoc Company, Inc.			59,187	337,366
Professional services 1.5%
	IHS, Inc., Class A (I)			18,811	2,317,139
Trading companies and distributors 2.8%
	United Rentals, Inc. (I)			19,115	1,279,367
	WESCO International, Inc. (I)			52,082	3,061,901
Information technology 17.0%					26,257,783
Internet software and services 9.7%
	Alphabet, Inc., Class A (I)			8,102	5,735,244
	Facebook, Inc., Class A (I)			62,683	7,370,267
	LinkedIn Corp., Class A (I)			15,031	1,883,535
Semiconductors and semiconductor equipment 1.2%
	QUALCOMM, Inc.			38,073	1,923,448
Software 1.4%
	Workday, Inc., Class A (I)			28,768	2,157,025
Technology hardware, storage and peripherals 4.7%
	Apple, Inc.			76,683	7,188,264
Materials 2.1%					3,216,910
Paper and forest products 2.1%
	Louisiana-Pacific Corp. (I)			189,230	3,216,910
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 1.2%					$1,919,999
(Cost $1,919,999)
U.S. Government Agency 0.1%					265,999
Federal Home Loan Bank Discount Note	0.200		05-02-16	266,000	265,999
				Par value^	Value
Repurchase agreement 1.1%					$1,654,000
Barclays Tri-Party Repurchase Agreement dated 4-29-16 at 0.280% to be repurchased at $1,654,039 on 5-2-16, collateralized by $1,626,900 U.S. Treasury Notes, 2.000% due 7-31-20 (valued at $1,687,222, including interest)				1,654,000	1,654,000
Total investments (Cost $149,876,354)† 99.8%					$153,919,925
Other assets and liabilities, net 0.2%					$240,220
Total net assets 100.0%					$154,160,145

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental All Cap Core Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $149,903,113. Net unrealized appreciation aggregated to $4,016,812, of which $13,874,276 related to appreciated investment securities and $9,857,464 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$40,923,940	$40,923,940	—	—
Consumer staples	11,851,033	8,477,971	$3,373,062	—
Energy	6,020,854	6,020,854	—	—
Financials	43,612,294	43,612,294	—	—
Health care	6,525,824	6,525,824	—	—
Industrials	13,591,288	13,591,288	—	—
Information technology	26,257,783	26,257,783	—	—
Materials	3,216,910	3,216,910	—	—
Short-term investments	1,919,999	—	1,919,999	—
Total investments in securities	$153,919,925	$148,626,864	$5,293,061	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       5

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	376Q3	04/16
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.		6/16

John Hancock

Fundamental Large Cap Value Fund

Quarterly portfolio holdings 4/30/16

Fund's investmentsFundamental Large Cap Value Fund

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 95.1%		$1,149,131,607
(Cost $948,214,551)
Consumer discretionary 14.4%		174,453,164
Diversified consumer services 0.1%
DeVry Education Group, Inc.	97,728	1,695,581
Household durables 8.5%
Lennar Corp., Class A	893,495	40,484,258
NVR, Inc. (I)	17,358	28,836,672
Tempur Sealy International, Inc. (I)	544,445	33,031,478
Specialty retail 3.0%
Lowe's Companies, Inc.	473,862	36,022,989
Textiles, apparel and luxury goods 2.8%
Ralph Lauren Corp.	368,868	34,382,186
Consumer staples 10.3%		124,182,922
Beverages 5.3%
Diageo PLC, ADR	137,983	14,947,698
Heineken Holding NV	293,935	24,266,319
PepsiCo, Inc.	239,834	24,693,309
Food products 1.1%
Danone SA	193,087	13,528,331
Household products 1.3%
The Procter & Gamble Company	198,786	15,926,734
Tobacco 2.6%
Imperial Brands PLC	273,999	14,898,206
Philip Morris International, Inc.	162,274	15,922,325
Energy 8.8%		106,142,532
Energy equipment and services 0.8%
Weatherford International PLC (I)	1,202,655	9,777,585
Oil, gas and consumable fuels 8.0%
Apache Corp.	304,683	16,574,755
Chevron Corp.	184,632	18,865,698
Exxon Mobil Corp.	175,431	15,508,100
Kinder Morgan, Inc.	787,935	13,993,726
Occidental Petroleum Corp.	409,950	31,422,668
Financials 30.4%		367,092,080
Banks 17.3%
Bank of America Corp.	3,561,651	51,857,639
CIT Group, Inc.	572,214	19,781,438
Citigroup, Inc.	1,231,596	56,998,263
JPMorgan Chase & Co.	973,554	61,528,613
Wells Fargo & Company	381,480	19,066,370
Capital markets 9.3%
AllianceBernstein Holding LP	1,191,387	27,985,681
Morgan Stanley	993,402	26,881,458
State Street Corp.	264,015	16,448,135
The Goldman Sachs Group, Inc.	246,663	40,479,865

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental Large Cap Value Fund

				Shares	Value
Financials (continued)
Insurance 3.8%
	American International Group, Inc.			825,235	$46,064,618
Health care 6.8%					82,248,348
Biotechnology 1.5%
	Amgen, Inc.			112,019	17,732,608
Health care equipment and supplies 2.2%
	Medtronic PLC			340,305	26,935,141
Pharmaceuticals 3.1%
	Merck & Company, Inc.			365,897	20,065,791
	Novartis AG, ADR			230,549	17,514,808
Industrials 9.6%					115,766,034
Air freight and logistics 1.6%
	FedEx Corp.			115,654	19,095,632
Electrical equipment 1.1%
	Sensata Technologies Holding NV (I)			365,170	13,755,954
Industrial conglomerates 5.8%
	Danaher Corp.			220,934	21,375,365
	General Electric Company			1,563,453	48,076,180
Trading companies and distributors 1.1%
	United Rentals, Inc. (I)			201,149	13,462,903
Information technology 12.2%					147,513,698
Communications equipment 2.0%
	Cisco Systems, Inc.			907,684	24,952,233
Internet software and services 1.2%
	eBay, Inc. (I)			582,426	14,228,667
Semiconductors and semiconductor equipment 1.6%
	QUALCOMM, Inc.			377,933	19,093,171
Software 3.0%
	Microsoft Corp.			488,673	24,370,123
	Oracle Corp.			300,372	11,972,828
Technology hardware, storage and peripherals 4.4%
	Apple, Inc.			391,016	36,653,840
	Samsung Electronics Company, Ltd.			14,904	16,242,836
Materials 2.6%					31,732,829
Paper and forest products 2.6%
	Louisiana-Pacific Corp. (I)			1,866,637	31,732,829
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 4.8%					$58,590,956
(Cost $58,590,956)
U.S. Government Agency 0.6%					7,992,956
Federal Home Loan Bank Discount Note	0.200		05-02-16	7,993,000	7,992,956

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental Large Cap Value Fund

	Par value^	Value
Repurchase agreement 4.2%		$50,598,000
Barclays Tri-Party Repurchase Agreement dated 4-29-16 at 0.280% to be repurchased at $49,562,156 on 5-2-16, collateralized by $49,158,000 U.S. Treasury Notes, 1.875% due 10-31-22 (valued at $50,553,423, including interest)	49,561,000	49,561,000
Repurchase Agreement with State Street Corp. dated 4-29-16 at 0.030% to be repurchased at $1,037,003 on 5-2-16, collateralized by $1,070,000 U.S. Treasury Notes, 1.125% due 2-28-21 (valued at $1,060,638, including interest)	1,037,000	1,037,000
Total investments (Cost $1,006,805,507)† 99.9%		$1,207,722,563
Other assets and liabilities, net 0.1%		$1,115,422
Total net assets 100.0%		$1,208,837,985

The percentage shown for each investment is the total value of the category at a percentage of net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $1,005,011,151. Net unrealized appreciation aggregated to $202,711,412, of which $246,825,924 related to appreciated investment securities and $44,114,512 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 4-30-16:

United States	88.6%
United Kingdom	2.5%
Switzerland	2.3%
Ireland	2.2%
Netherlands	2.0%
South Korea	1.3%
France	1.1%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$174,453,164	$174,453,164	—	—
Consumer staples	124,182,922	71,490,066	$52,692,856	—
Energy	106,142,532	106,142,532	—	—
Financials	367,092,080	367,092,080	—	—
Health care	82,248,348	82,248,348	—	—
Industrials	115,766,034	115,766,034	—	—
Information technology	147,513,698	131,270,862	16,242,836	—
Materials	31,732,829	31,732,829	—	—
Short-term investments	58,590,956	—	58,590,956	—
Total investments in securities	$1,207,722,563	$1,080,195,915	$127,526,648	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	374Q3	04/16
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.		6/16

John Hancock

Diversified Strategies Fund

Quarterly portfolio holdings 4/30/16

Fund's investmentsDiversified Strategies Fund

As of 4-30-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 19.8%					$7,700,294
(Cost $7,735,587)
Consumer discretionary 2.6%					1,036,207
Auto components 0.3%
Dana Holding Corp.	6.000		09-15-23	50,000	50,500
Delphi Corp.	5.000		02-15-23	50,000	53,125
Nemak SAB de CV (S)	5.500		02-28-23	20,000	20,775
Automobiles 0.4%
American Honda Finance Corp.	1.700		02-22-19	25,000	25,279
Ford Motor Company	4.750		01-15-43	10,000	10,364
Ford Motor Credit Company LLC	5.875		08-02-21	60,000	69,255
General Motors Financial Company, Inc.	4.000		01-15-25	40,000	40,389
General Motors Financial Company, Inc.	5.250		03-01-26	15,000	16,446
Commercial services and supplies 0.0%
Prime Security Services Borrower LLC (S)	9.250		05-15-23	5,000	5,188
Diversified consumer services 0.0%
Service Corp. International	5.375		05-15-24	15,000	15,966
Hotels, restaurants and leisure 0.5%
CCM Merger, Inc. (S)	9.125		05-01-19	150,000	156,375
GLP Capital LP	5.375		04-15-26	5,000	5,206
Mohegan Tribal Gaming Authority	9.750		09-01-21	15,000	15,694
Internet and catalog retail 0.1%
Amazon.com, Inc.	4.950		12-05-44	45,000	52,544
Media 0.6%
CCO Safari II LLC (S)	6.484		10-23-45	25,000	29,367
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	15,000	15,075
MDC Partners, Inc. (S)	6.500		05-01-24	5,000	5,188
Radio One, Inc. (S)	9.250		02-15-20	15,000	12,075
Scripps Networks Interactive, Inc.	3.950		06-15-25	25,000	25,733
Sinclair Television Group, Inc. (S)	5.625		08-01-24	20,000	20,550
Sirius XM Radio, Inc. (S)	5.250		08-15-22	70,000	73,665
Time Warner, Inc.	3.875		01-15-26	40,000	42,449
Multiline retail 0.5%
Macy's Retail Holdings, Inc.	7.875		08-15-36	175,000	177,336
Specialty retail 0.1%
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	50,000	42,250
Textiles, apparel and luxury goods 0.1%
Hot Topic, Inc. (S)	9.250		06-15-21	55,000	55,413
Consumer staples 0.9%					344,613
Beverages 0.1%
PepsiCo, Inc.	1.500		02-22-19	30,000	30,316
Food and staples retailing 0.1%
SUPERVALU, Inc.	7.750		11-15-22	20,000	17,350
Tops Holding LLC (S)	8.000		06-15-22	30,000	26,850
Food products 0.1%
Kraft Heinz Foods Company (S)	4.875		02-15-25	18,000	19,909
Post Holdings, Inc. (S)	7.750		03-15-24	10,000	10,875
Personal products 0.1%
Revlon Consumer Products Corp.	5.750		02-15-21	50,000	50,813

2SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Tobacco 0.5%
Alliance One International, Inc.	9.875		07-15-21	100,000	$83,250
Vector Group, Ltd.	7.750		02-15-21	100,000	105,250
Energy 1.4%					535,776
Oil, gas and consumable fuels 1.4%
Cimarex Energy Company	4.375		06-01-24	35,000	35,640
Columbia Pipeline Group, Inc. (S)	4.500		06-01-25	25,000	25,767
DCP Midstream Operating LP	2.700		04-01-19	15,000	14,071
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66	35,000	29,150
Kinder Morgan, Inc.	5.550		06-01-45	25,000	23,281
Occidental Petroleum Corp.	3.400		04-15-26	20,000	20,683
Pertamina Persero PT (S)	6.450		05-30-44	200,000	203,453
Petroleos Mexicanos	5.500		01-21-21	75,000	78,750
Summit Midstream Holdings LLC	7.500		07-01-21	30,000	27,300
Tesoro Logistics LP	6.125		10-15-21	20,000	20,450
Williams Partners LP	4.875		05-15-23	15,000	13,761
Williams Partners LP	4.875		03-15-24	38,000	34,470
WPX Energy, Inc.	6.000		01-15-22	10,000	9,000
Financials 5.8%					2,248,117
Banks 2.6%
Bank of America Corp.	4.200		08-26-24	25,000	25,434
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR +3.705%) (Q)	6.250		09-05-24	35,000	35,131
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300		03-10-26	15,000	15,713
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	35,000	34,125
BankUnited, Inc.	4.875		11-17-25	25,000	25,152
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250		08-15-26	35,000	36,006
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	200,000	192,102
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	60,000	54,863
HBOS PLC (S)	6.000		11-01-33	95,000	109,477
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	65,000	71,913
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	100,000	121,875
Russian Agricultural Bank OJSC (S)	5.100		07-25-18	200,000	205,640
Sumitomo Mitsui Banking Corp.	2.450		01-10-19	37,000	37,552
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	30,000	28,725
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	20,000	20,800
Capital markets 0.2%
Ares Capital Corp.	3.875		01-15-20	35,000	35,787
FS Investment Corp.	4.000		07-15-19	35,000	35,030
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	20,000	19,800
Consumer finance 0.4%
Ally Financial, Inc.	5.125		09-30-24	65,000	68,088
Capital One Financial Corp.	4.200		10-29-25	30,000	30,710
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20	25,000	24,813
Credit Acceptance Corp.	6.125		02-15-21	40,000	38,100

SEE NOTES TO FUND'S INVESTMENTS3

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 0.2%
NewStar Financial, Inc.	7.250		05-01-20	25,000	$23,250
S&P Global, Inc.	4.000		06-15-25	25,000	26,464
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	29,000	27,159
Insurance 1.1%
Assured Guaranty US Holdings, Inc.	5.000		07-01-24	40,000	42,547
AXA SA	8.600		12-15-30	100,000	134,029
CNA Financial Corp.	7.250		11-15-23	75,000	90,394
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (S)	7.800		03-07-87	100,000	109,250
Pacific LifeCorp. (S)	6.000		02-10-20	10,000	11,088
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	15,000	14,867
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	15,000	16,211
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506		06-30-17	10,000	9,825
Real estate investment trusts 1.1%
American Tower Corp.	4.700		03-15-22	40,000	43,001
Corrections Corp. of America	5.000		10-15-22	10,000	10,438
Crown Castle International Corp.	4.450		02-15-26	20,000	21,472
Crown Castle Towers LLC (S)	6.113		01-15-40	100,000	110,745
Iron Mountain, Inc.	5.750		08-15-24	45,000	46,238
MPT Operating Partnership LP	6.875		05-01-21	100,000	103,625
Omega Healthcare Investors, Inc.	4.500		01-15-25	25,000	24,355
VEREIT Operating Partnership LP	4.600		02-06-24	45,000	45,017
Thrifts and mortgage finance 0.2%
Nationstar Mortgage LLC	6.500		07-01-21	20,000	17,550
Nationstar Mortgage LLC	7.875		10-01-20	30,000	28,800
Radian Group, Inc.	5.250		06-15-20	10,000	10,075
Radian Group, Inc.	7.000		03-15-21	5,000	5,331
Stearns Holdings LLC (S)	9.375		08-15-20	10,000	9,550
Health care 0.4%					155,142
Biotechnology 0.1%
AbbVie, Inc.	3.600		05-14-25	40,000	41,959
Health care providers and services 0.2%
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	10,000	10,250
HCA, Inc.	5.250		06-15-26	5,000	5,194
HCA, Inc.	7.500		02-15-22	50,000	56,625
Molina Healthcare, Inc. (S)	5.375		11-15-22	15,000	15,488
Pharmaceuticals 0.1%
Actavis Funding SCS	3.800		03-15-25	20,000	20,507
Quintiles Transnational Corp. (S)	4.875		05-15-23	5,000	5,119
Industrials 3.3%					1,280,125
Aerospace and defense 0.4%
Lockheed Martin Corp.	2.900		03-01-25	28,000	28,626
Lockheed Martin Corp.	4.700		05-15-46	20,000	22,983
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	150,000	105,000
Air freight and logistics 0.1%
XPO Logistics, Inc. (S)	6.500		06-15-22	35,000	34,213
Airlines 0.9%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	66,645	69,311
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	18,617	18,989

4SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		07-02-19	6,583	$6,682
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	58,108	65,953
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		01-02-20	105,417	112,796
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	11,008	12,260
United Airlines 2014-2 Class A Pass Through Trust	3.750		03-03-28	33,982	34,831
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	28,528	28,314
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26	19,986	22,335
Building products 0.1%
Builders FirstSource, Inc. (S)	10.750		08-15-23	10,000	10,550
Masco Corp.	4.375		04-01-26	10,000	10,300
Commercial services and supplies 0.4%
Casella Waste Systems, Inc.	7.750		02-15-19	40,000	40,750
Safway Group Holding LLC (S)	7.000		05-15-18	100,000	100,000
Construction and engineering 0.1%
Tutor Perini Corp.	7.625		11-01-18	50,000	49,625
Electrical equipment 0.0%
EnerSys (S)	5.000		04-30-23	5,000	4,975
Industrial conglomerates 0.3%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21	29,000	30,124
Odebrecht Finance, Ltd. (Q)(S)	7.500		06-20-16	200,000	78,500
Machinery 0.1%
Optimas OE Solutions Holding LLC (S)	8.625		06-01-21	10,000	7,200
SPL Logistics Escrow LLC (S)	8.875		08-01-20	24,000	19,620
Trinity Industries, Inc.	4.550		10-01-24	30,000	27,885
Road and rail 0.1%
Penske Truck Leasing Company LP (S)	3.375		02-01-22	45,000	45,257
Trading companies and distributors 0.5%
Ahern Rentals, Inc. (S)	7.375		05-15-23	25,000	19,063
Aircastle, Ltd.	5.500		02-15-22	15,000	15,956
Aircastle, Ltd.	6.250		12-01-19	25,000	27,438
International Lease Finance Corp. (S)	7.125		09-01-18	100,000	109,700
United Rentals North America, Inc.	5.500		07-15-25	20,000	19,889
Transportation infrastructure 0.3%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	100,000	101,000
Information technology 1.2%					481,336
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp.	7.250		10-15-22	20,000	21,652
Internet software and services 0.3%
Ancestry.com, Inc.	11.000		12-15-20	45,000	48,938
eBay, Inc.	2.500		03-09-18	15,000	15,278
eBay, Inc.	3.800		03-09-22	20,000	20,910
Rackspace Hosting, Inc. (S)	6.500		01-15-24	25,000	24,719
VeriSign, Inc.	5.250		04-01-25	20,000	20,550
IT services 0.6%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	200,000	192,000
Visa, Inc.	3.150		12-14-25	30,000	31,493
Visa, Inc.	4.300		12-14-45	30,000	33,056

SEE NOTES TO FUND'S INVESTMENTS5

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.1%
Qorvo, Inc. (S)	6.750		12-01-23	10,000	$10,275
Qorvo, Inc. (S)	7.000		12-01-25	10,000	10,250
Software 0.1%
Electronic Arts, Inc.	4.800		03-01-26	40,000	42,140
Technology hardware, storage and peripherals 0.0%
Western Digital Corp. (S)	7.375		04-01-23	10,000	10,075
Materials 0.5%					200,175
Chemicals 0.5%
Braskem Finance, Ltd. (S)	7.000		05-07-20	100,000	104,000
NOVA Chemicals Corp. (S)	5.000		05-01-25	45,000	44,100
Platform Specialty Products Corp. (S)	6.500		02-01-22	35,000	30,800
The Chemours Company (S)	6.625		05-15-23	7,000	6,125
Paper and forest products 0.0%
Norbord, Inc. (S)	6.250		04-15-23	15,000	15,150
Telecommunication services 1.6%					609,579
Diversified telecommunication services 0.6%
AT&T, Inc.	4.750		05-15-46	20,000	20,141
Frontier Communications Corp. (S)	8.875		09-15-20	15,000	15,881
GCI, Inc.	6.875		04-15-25	15,000	15,150
T-Mobile USA, Inc.	6.250		04-01-21	15,000	15,638
Telecom Italia Capital SA	7.200		07-18-36	100,000	104,250
Verizon Communications, Inc.	4.862		08-21-46	50,000	53,519
Wireless telecommunication services 1.0%
Digicel Group, Ltd. (S)	8.250		09-30-20	200,000	182,500
Millicom International Cellular SA (S)	6.625		10-15-21	200,000	202,500
Utilities 2.1%					809,224
Electric utilities 1.9%
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	100,000	96,390
Empresa Electrica Angamos SA (S)	4.875		05-25-29	200,000	189,157
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	200,000	212,614
Majapahit Holding BV (S)	7.750		01-20-20	150,000	171,750
NextEra Energy Capital Holdings, Inc.	2.300		04-01-19	15,000	15,180
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	35,000	38,395
Independent power and renewable electricity producers 0.2%
NRG Energy, Inc.	6.250		05-01-24	35,000	34,038
NRG Yield Operating LLC	5.375		08-15-24	55,000	51,700
U.S. Government and Agency obligations 15.5%					$6,026,424
(Cost $5,938,679)
U.S. Government 12.2%					4,749,814
U.S. Treasury
Bond	3.000		11-15-45	555,500	594,016
Bond	3.375		05-15-44	315,000	361,856
Note	0.750		02-15-19	105,000	104,578
Note	1.000		03-15-18	910,000	913,981
Note	1.000		03-15-19	370,000	370,911
Note	1.625		02-15-26	700,000	687,422

6SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
U.S. Government (continued)
Treasury Inflation Protected Security	0.125		04-15-17	226,528		$228,614
Treasury Inflation Protected Security	0.250		01-15-25	915,970		925,785
Treasury Inflation Protected Security	0.375		07-15-25	174,970		179,399
Treasury Inflation Protected Security	1.250		07-15-20	168,518		180,869
Treasury Inflation Protected Security	2.500		07-15-16	199,592		202,383
U.S. Government Agency 3.3%						1,276,610
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.000		12-01-40	383,263		418,494
30 Yr Pass Thru	4.500		12-01-40	277,890		304,341
Federal National Mortgage Association
30 Yr Pass Thru	3.500		03-01-44	481,271		508,175
30 Yr Pass Thru	4.000		09-01-40	42,511		45,600
Foreign government obligations 0.9%						$342,373
(Cost $400,168)
Argentina 0.1%						36,716
Republic of Argentina Bond	8.280		12-31-33		35,051	36,716
Brazil 0.3%						104,257
Federative Republic of Brazil Note	10.000		01-01-21	BRL	375,000	104,257
Indonesia 0.1%						39,498
Republic of Indonesia Bond	8.375		09-15-26	IDR	500,000,000	39,498
Mexico 0.4%						161,902
Government of Mexico
Bond	7.750		05-29-31	MXN	1,200,000	79,500
Bond	10.000		12-05-24	MXN	1,100,000	82,402
Capital preferred securities 0.5%						$207,543
(Cost $197,614)
Financials 0.5%						207,543
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875		12-15-67		35,000	41,020
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250		04-08-68		30,000	40,950
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450		12-15-65		100,000	100,510
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67		25,000	25,063
Convertible bonds 0.0%						$13,575
(Cost $15,000)
Utilities 0.0%						13,575
Independent power and renewable electricity producers 0.0%
NRG Yield, Inc. (S)	3.250		06-01-20		15,000	13,575
Term loans (M) 1.4%						$548,395
(Cost $574,213)
Consumer discretionary 0.3%						108,371
Media 0.3%
iHeartCommunications, Inc.	7.185		01-30-19	110,259		82,108
iHeartCommunications, Inc.	7.935		07-30-19	35,461		26,263
Consumer staples 0.2%						95,055
Household products 0.2%
The Sun Products Corp.	5.500		03-23-20	97,243		95,055

SEE NOTES TO FUND'S INVESTMENTS7

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care 0.4%					$155,904
Health care providers and services 0.4%
National Mentor Holdings, Inc.	4.250		01-31-21	57,821	57,586
Surgery Center Holdings, Inc.	5.250		11-03-20	98,750	98,318
Industrials 0.5%					189,065
Aerospace and defense 0.2%
WP CPP Holdings LLC	4.500		12-28-19	96,750	92,154
Airlines 0.3%
Delta Air Lines, Inc.	3.250		10-18-18	96,750	96,911
Collateralized mortgage obligations 4.8%					$1,888,234
(Cost $1,887,955)
Commercial and residential 4.6%					1,786,915
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.019		08-25-35	21,902	20,865
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.659		06-25-45	40,192	37,113
Series 2005-1, Class AHM (P)	2.899		06-25-45	21,163	20,760
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	100,000	112,325
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.033		09-15-26	100,000	98,745
Series 2015-200P, Class F (P) (S)	3.716		04-14-33	25,000	21,889
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5, Class A2 (P)	2.260		08-25-35	33,000	32,862
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.433		12-15-27	100,000	96,740
Commercial Mortgage (Cantor Fitzgerald/Deutsche Bank AG) Series 2013-CR6, Class XA IO	1.630		03-10-46	288,151	13,539
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.260		10-15-45	299,871	25,914
Series 2014-FL4, Class D (P) (S)	2.886		07-13-31	50,000	48,515
Commercial Mortgage Trust (Wells Fargo) Series 2014-CR16, Class C (P)	5.069		04-10-47	45,000	46,718
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7	6.000		08-25-37	66,311	64,320
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.583		07-15-29	100,000	96,999
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	4.191		11-05-30	90,671	90,306
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	100,000	100,396
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.227		07-25-35	567,960	43,404
Series 2005-AR8, Class AX2 IO	2.258		05-25-35	475,173	34,413
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.831		04-15-47	55,000	56,307
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FL5, Class C (P) (S)	2.533		07-15-31	85,000	83,774
Series 2014-INN, Class F (P) (S)	4.433		06-15-29	100,000	94,919
Series 2014-PHH, Class C (P) (S)	2.533		08-15-27	100,000	98,660
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.904		10-25-35	34,100	32,908
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.438		09-09-32	85,000	83,385

8SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.876		08-25-34	45,693	$44,911
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.880		03-25-44	24,344	23,605
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.814		05-10-63	506,519	29,815
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079		12-13-29	100,000	101,247
WaMu Mortgage Pass Through Certificates Series 2005-AR2, Class 2A1B (P)	0.809		01-25-45	18,832	16,897
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800		03-18-28	80,000	78,252
Series 2013-BTC, Class E (P) (S)	3.668		04-16-35	40,000	36,412
U.S. Government Agency 0.2%					101,319
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000		10-15-27	246,640	25,281
Series K018, Class X1 IO	1.550		01-25-22	384,671	24,492
Series K710, Class X1 IO	1.895		05-25-19	263,989	11,847
Federal National Mortgage Association Series 2012-137, Class WI IO	3.500		12-25-32	181,700	27,025
Government National Mortgage Association Series 2012-114, Class IO	0.905		01-16-53	184,890	12,674
Asset backed securities 1.9%					$738,110
(Cost $726,787)
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.889		10-25-35	75,000	68,474
Bravo Mortgage Asset Trust Series 2006-1A, Class A3 (P) (S)	0.789		07-25-36	30,000	25,759
CarMax Auto Owner Trust Series 2016-2, Class A4	1.680		09-15-21	20,000	19,944
Citicorp Residential Mortgage Trust Series 2007-2, Class A6	6.265		06-25-37	10,810	11,146
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B	5.613		02-25-35	42,281	42,679
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	59,400	58,818
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	29,850	29,593
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.414		12-25-34	23,457	21,104
Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, Class A1A (P)	0.959		06-25-35	21,038	20,172
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.719		09-25-36	39,460	36,888
New Century Home Equity Loan Trust Series 2005-2, Class M2 (P)	0.889		06-25-35	65,000	61,646
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.589		09-25-36	38,342	36,430
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	22,934	22,820
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.879		11-25-35	35,000	33,212
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.159		02-25-35	45,000	42,811
Series 2005-2, Class M2 (P)	1.174		03-25-35	45,000	42,239

SEE NOTES TO FUND'S INVESTMENTS9

Diversified Strategies Fund

Rate (%	)	Maturity date	Par value^	Value
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.934	02-25-35	40,484	$38,460
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510	02-22-39	23,500	22,474
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371	06-15-45	59,700	58,805
Westgate Resorts LLC Series 2014-AA, Class A (S)	6.250	10-20-26	44,748	44,636
Shares	Value
Common stocks 29.7%	$11,589,298
(Cost $11,630,861)
Consumer discretionary 6.0%	2,342,167
Auto components 0.7%
Bridgestone Corp.	2,700	99,380
Delphi Automotive PLC	1,728	127,233
Magna International, Inc., Class A	1,352	56,811
Automobiles 0.9%
Ford Motor Company	6,811	92,357
Honda Motor Company, Ltd.	2,400	64,766
Nissan Motor Company, Ltd.	11,400	101,164
Toyota Motor Corp.	2,000	101,379
Hotels, restaurants and leisure 0.8%
Del Frisco's Restaurant Group, Inc. (I)	2,803	44,652
McDonald's Corp.	727	91,958
Sonic Corp.	1,309	44,990
Starbucks Corp.	1,956	109,986
Household durables 0.2%
NVR, Inc. (I)	30	49,839
Tempur Sealy International, Inc. (I)	540	32,762
Internet and catalog retail 0.7%
Amazon.com, Inc. (I)	302	199,196
The Priceline Group, Inc. (I)	47	63,152
Media 0.5%
Lions Gate Entertainment Corp.	3,436	76,279
The Walt Disney Company	1,154	119,162
Multiline retail 0.1%
Macy's, Inc.	1,191	47,152
Specialty retail 1.6%
CarMax, Inc. (I)	1,178	62,375
Foot Locker, Inc.	778	47,800
Lowe's Companies, Inc.	1,695	128,854
O'Reilly Automotive, Inc. (I)	203	53,324
Restoration Hardware Holdings, Inc. (I)	1,680	72,694
Select Comfort Corp. (I)	1,784	44,029
The Home Depot, Inc.	274	36,686
The TJX Companies, Inc.	1,371	103,949
Williams-Sonoma, Inc.	1,060	62,307
Textiles, apparel and luxury goods 0.5%
adidas AG	495	63,864
Michael Kors Holdings, Ltd. (I)	961	49,645
Ralph Lauren Corp.	1,013	94,422

10SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Consumer staples 3.3%		$1,300,592
Beverages 0.6%
Heineken NV	328	30,775
Molson Coors Brewing Company, Class B	464	44,372
PepsiCo, Inc.	1,027	105,740
The Coca-Cola Company	976	43,725
Food and staples retailing 0.7%
Costco Wholesale Corp.	442	65,473
CVS Health Corp.	892	89,646
Koninklijke Ahold NV	4,696	102,252
Food products 0.3%
Danone SA	519	36,363
Mondelez International, Inc., Class A	1,794	77,070
Household products 0.4%
The Procter & Gamble Company	2,079	166,569
Personal products 0.2%
Pola Orbis Holdings, Inc.	1,200	95,434
Tobacco 1.1%
Altria Group, Inc.	351	22,011
British American Tobacco PLC	1,865	113,713
Japan Tobacco, Inc.	2,900	118,488
Philip Morris International, Inc.	1,300	127,556
Reynolds American, Inc.	1,238	61,405
Energy 2.0%		759,668
Energy equipment and services 0.5%
Schlumberger, Ltd.	1,115	89,579
Weatherford International PLC (I)	9,458	76,894
Oil, gas and consumable fuels 1.5%
Apache Corp.	2,168	117,939
California Resources Corp.	502	1,104
Denbury Resources, Inc.	11,724	45,255
Devon Energy Corp.	1,400	48,552
EOG Resources, Inc.	673	55,603
Occidental Petroleum Corp.	1,018	78,030
Range Resources Corp.	1,854	81,780
Royal Dutch Shell PLC, A Shares	3,470	90,890
Total SA	1,465	74,042
Financials 5.2%		2,033,730
Banks 4.4%
Bank of America Corp.	16,151	235,159
Barclays PLC	26,590	66,761
Citigroup, Inc.	4,564	211,222
HSBC Holdings PLC	18,738	124,174
ICICI Bank, Ltd., ADR	8,126	57,288
JPMorgan Chase & Co.	4,161	262,975
KeyCorp	4,308	52,945
Regions Financial Corp.	5,339	50,080
Sumitomo Mitsui Financial Group, Inc.	1,900	57,174
SVB Financial Group (I)	1,349	140,674
U.S. Bancorp	3,570	152,403
UniCredit SpA	12,126	47,025

SEE NOTES TO FUND'S INVESTMENTS11

Diversified Strategies Fund

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company	5,046	$252,199
Capital markets 0.6%
Morgan Stanley	1,812	49,033
The Blackstone Group LP	1,916	52,575
The Goldman Sachs Group, Inc.	698	114,549
Consumer finance 0.1%
Discover Financial Services	885	49,799
Insurance 0.1%
The Dai-ichi Life Insurance Company, Ltd.	4,800	57,695
Health care 4.6%		1,791,408
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc. (I)	388	54,041
Amgen, Inc.	591	93,555
Biogen, Inc. (I)	623	171,319
Celgene Corp. (I)	498	51,498
Gilead Sciences, Inc.	1,456	128,434
Health care equipment and supplies 0.5%
Medtronic PLC	1,375	108,831
Stryker Corp.	419	45,675
Zimmer Biomet Holdings, Inc.	205	23,733
Health care providers and services 0.1%
McKesson Corp.	268	44,976
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	595	85,829
Pharmaceuticals 2.5%
Allergan PLC (I)	434	93,987
Bristol-Myers Squibb Company	652	47,061
GlaxoSmithKline PLC	4,373	93,462
Johnson & Johnson	1,660	186,053
Merck & Company, Inc.	1,820	99,809
Novartis AG	2,405	183,026
Pfizer, Inc.	3,324	108,728
Roche Holding AG	490	123,974
Shire PLC, ADR	253	47,417
Industrials 1.9%		754,069
Aerospace and defense 0.7%
General Dynamics Corp.	550	77,286
Honeywell International, Inc.	292	33,367
Raytheon Company	435	54,962
Safran SA	702	48,396
United Technologies Corp.	575	60,013
Airlines 0.1%
Southwest Airlines Company	872	38,900
Electrical equipment 0.1%
Eaton Corp. PLC	520	32,900
Industrial conglomerates 0.8%
Danaher Corp.	954	92,300
General Electric Company	4,446	136,715

12SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Industrials (continued)
Industrial conglomerates (continued)
Rheinmetall AG	970	$75,997
Machinery 0.1%
Hoshizaki Electric Company, Ltd.	700	58,746
Road and rail 0.1%
Union Pacific Corp.	510	44,487
Information technology 4.5%		1,749,462
Communications equipment 0.3%
Cisco Systems, Inc.	3,600	98,964
Internet software and services 1.0%
Alphabet, Inc., Class A (I)	289	204,577
Alphabet, Inc., Class C (I)	89	61,678
Facebook, Inc., Class A (I)	916	107,703
IT services 0.5%
Automatic Data Processing, Inc.	636	56,248
Visa, Inc., Class A	1,912	147,683
Semiconductors and semiconductor equipment 0.7%
Applied Materials, Inc.	3,785	77,479
NXP Semiconductors NV (I)	970	82,722
QUALCOMM, Inc.	1,446	73,052
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,758	41,471
Software 0.8%
Electronic Arts, Inc. (I)	1,101	68,097
Microsoft Corp.	4,280	213,444
Synchronoss Technologies, Inc. (I)	1,481	46,015
Technology hardware, storage and peripherals 1.2%
Apple, Inc.	3,069	287,688
Lenovo Group, Ltd.	54,000	42,719
Samsung Electronics Company, Ltd., GDR	112	61,158
Seagate Technology PLC	3,618	78,764
Materials 0.8%		309,947
Chemicals 0.3%
Akzo Nobel NV	628	44,617
The Sherwin-Williams Company	191	54,876
Containers and packaging 0.3%
Amcor, Ltd.	5,924	69,067
Avery Dennison Corp.	805	58,451
Metals and mining 0.2%
Agnico Eagle Mines, Ltd.	628	29,648
Franco-Nevada Corp.	374	26,240
Freeport-McMoRan, Inc.	1,932	27,048
Telecommunication services 1.4%		548,255
Diversified telecommunication services 1.0%
Koninklijke KPN NV	30,467	119,725
Nippon Telegraph & Telephone Corp.	4,200	187,951
Telefonica SA	8,046	88,017
Wireless telecommunication services 0.4%
KDDI Corp.	2,100	60,492

SEE NOTES TO FUND'S INVESTMENTS13

Diversified Strategies Fund

	Shares	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC	28,577	$92,070
Preferred securities 0.7%		$285,080
(Cost $365,067)
Financials 0.5%		206,982
Banks 0.2%
Regions Financial Corp., 6.375%	643	16,847
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	374	10,812
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)	1,700	44,897
Wells Fargo & Company, Series L, 7.500%	18	22,428
Capital markets 0.1%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	1,200	30,156
Consumer finance 0.1%
Discover Financial Services, 6.500%	1,100	29,095
Diversified financial services 0.1%
GMAC Capital Trust I, 6.402%	2,104	52,747
Telecommunication services 0.1%		21,340
Diversified telecommunication services 0.1%
Intelsat SA, 5.750%	2,000	21,340
Utilities 0.1%		56,758
Electric utilities 0.0%
Exelon Corp., 6.500%	364	17,639
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	793	39,119
Investment companies 16.4%		$6,373,646
(Cost $6,581,707)
Exchange-traded funds 16.4%		6,373,646
Energy Select Sector SPDR Fund	717	48,405
Financial Select Sector SPDR Fund	19,460	453,613
iShares Global Infrastructure ETF	3,400	135,898
iShares MSCI EAFE Small Cap Index Fund	55	2,771
iShares MSCI India ETF	8,900	240,834
iShares MSCI India Small-Cap ETF	3,125	97,912
iShares MSCI Ireland Capped ETF	2,890	115,571
iShares MSCI Japan Small-Cap ETF	355	20,668
iShares MSCI Netherlands ETF	3,310	81,823
iShares MSCI Philippines ETF	1,345	47,115
iShares MSCI South Korea Capped ETF	7,655	399,897
iShares MSCI Taiwan ETF	23,100	301,686
iShares MSCI USA Quality Factor ETF	3,145	205,557
iShares TIPS Bond ETF	324	37,221
iShares U.S. Oil & Gas Exploration & Production ETF	1,478	85,975
Materials Select Sector SPDR Fund	1,390	65,469
PowerShares DB Agriculture Fund (I)	2,609	54,998
PowerShares DB Commodity Index Tracking Fund (I)	3,551	51,774
PowerShares DB Energy Fund (I)	8,044	94,758
PowerShares DB Gold Fund (I)	3,246	137,306
PowerShares S&P 500 High Quality Portfolio	8,820	217,854
SPDR Barclays High Yield Bond ETF	18,300	645,990

14SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

				Shares	Value
Exchange-traded funds (continued)
SPDR EURO STOXX 50 ETF				3,760	$128,216
SPDR S&P China ETF				1,320	91,621
SPDR S&P Global Natural Resources ETF				1,654	64,126
SPDR S&P Homebuilders ETF				9,850	331,551
VanEck Vectors Oil Services ET				2,925	87,867
Vanguard Consumer Discretionary ETF				2,010	249,119
Vanguard Dividend Appreciation ETF				3,970	321,491
Vanguard Global ex-U.S. Real Estate ETF				1,175	64,190
Vanguard Industrials ETF				335	35,624
Vanguard Information Technology ETF				6,750	704,768
Vanguard REIT ETF				866	70,865
Vanguard Telecommunication Services ETF				2,740	253,560
WisdomTree Europe SmallCap Dividend Fund				4,580	262,205
WisdomTree Germany Hedged Equity Fund				545	14,039
WisdomTree International SmallCap Dividend Fund				2,160	128,498
WisdomTree Japan Hedged Equity Fund				555	22,811
	Rate (%	)*	Maturity date	Par value^	Value
Short-term investments 3.2%					$1,249,849
(Cost $1,249,847)
Commercial paper 3.2%					1,249,849
AllianceBernstein Holding LP	0.045		05-05-16	250,000	249,985
EMC Corp.	0.700		05-11-16	250,000	249,951
Henkel of America, Inc.	0.440		05-11-16	250,000	249,969
Intercontinental Exchange, Inc.	0.450		05-09-16	250,000	249,975
Piedmont Natural Gas Company, Inc.	0.520		05-11-16	250,000	249,969
Total investments (Cost $37,303,485)† 94.8%					$36,962,821
Other assets and liabilities, net 5.2%					$2,033,690
Total net assets 100.0%					$38,996,511

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
IDR	Indonesian Rupiah
MXN	Mexican Peso
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,658,986 or 14.5% of the fund's net assets as of 4-30-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $37,358,277. Net unrealized depreciation aggregated to $395,456, of which $1,775,495 related to appreciated investment securities and $2,170,951 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS15

Diversified Strategies Fund

The fund had the following country composition as a percentage of net assets on 4-30-16:

United States	83.0
Japan	2.7
United Kingdom	2.0
Netherlands	2.0
France	1.5
Mexico	1.2
Switzerland	1.0
Other countries	6.6
TOTAL	100.0

16SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$7,700,294	—	$7,700,294	—
U.S. Government and Agency obligations	6,026,424	—	6,026,424	—
Foreign government obligations	342,373	—	342,373	—
Capital preferred securities	207,543	—	207,543	—
Convertible bonds	13,575	—	13,575	—
Term loans	548,395	—	548,395	—
Collateralized mortgage obligations	1,888,234	—	1,888,234	—
Asset backed securities	738,110	—	738,110	—
Common stocks	11,589,298	$8,794,542	2,794,756	—
Preferred securities	285,080	285,080	—	—
Investment companies	6,373,646	6,373,646	—	—
Short-term investments	1,249,849	—	1,249,849	—
Total investments in securities	$36,962,821	$15,453,268	$21,509,553	—
Other financial instruments:
Futures	($187,753)	($187,753)	—	—
Forward foreign currency contracts	($41,886)	—	($41,886)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2016, the fund used futures contracts to gain exposure to certain securities markets, maintain diversity and liquidity of the portfolio, and manage against anticipated changes in securities markets. The following table summarizes the contracts held at April 30, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
3-Year Australian Treasury Bond Futures	8	Long	Jun 2016	$679,741	$681,618	$1,877
DAX Index Futures	1	Long	Jun 2016	286,593	288,710	2,117
Euro-BTP Italian Government Bond Futures	2	Long	Jun 2016	315,947	315,919	(28)
Nikkei 225 Futures	1	Long	Jun 2016	154,966	155,075	109
OMX Stockholm 30 Index Futures	7	Long	May 2016	116,474	117,786	1,312
S&P 500 Index Consumer Staples E-Mini	4	Long	Jun 2016	209,173	209,400	227
S&P 500 Index Industrial Sector E-Mini	6	Long	Jun 2016	323,219	335,940	12,721
S&P 500 Index Technology Sector E-Mini	3	Long	Jun 2016	128,650	126,480	(2,170)
Ultra U.S. Treasury Bond Futures	2	Long	Jun 2016	347,849	342,688	(5,161)
2-Year U.S. Treasury Note Futures	4	Short	Jun 2016	(874,991)	(874,500)	491
5-Year U.S. Treasury Note Futures	4	Short	Jun 2016	(484,179)	(483,656)	523
10-Year U.S. Treasury Note Futures	9	Short	Jun 2016	(1,175,042)	(1,170,562)	4,480
CAC 40 Index Futures	5	Short	May 2016	(243,516)	(250,508)	(6,992)
CME E-mini Utilities Sector Futures	9	Short	Jun 2016	(433,771)	(437,760)	(3,989)
Euro STOXX 50 Index Futures	3	Short	Jun 2016	(102,191)	(102,264)	(73)
Euro STOXX 50 Index Futures	5	Short	Jun 2016	(170,319)	(170,441)	(122)
German Euro BUND Futures	5	Short	Jun 2016	(930,283)	(926,804)	3,479
Mini MSCI EAFE Index Futures	2	Short	Jun 2016	(161,125)	(166,190)	(5,065)
Mini MSCI Emerging Markets Index Futures	29	Short	Jun 2016	(1,167,112)	(1,215,680)	(48,568)
Russell 2000 Mini Index Futures	1	Short	Jun 2016	(105,758)	(112,760)	(7,002)
Russell 2000 Mini Index Futures	3	Short	Jun 2016	(317,273)	(338,280)	(21,007)
S&P 500 Index E-Mini Futures	4	Short	Jun 2016	(395,869)	(411,820)	(15,951)
S&P 500 Index E-Mini Futures	26	Short	Jun 2016	(2,577,869)	(2,676,830)	(98,961)
						($187,753)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies. The following table summarizes the contracts held at April 30, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	15,330	USD	11,157	State Street Bank and Trust Company	5/18/2016	$1,061	—	$1,061

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	108,391	USD	120,000	State Street Bank and Trust Company	5/18/2016	4,167	—	4,167
JPY	14,532,000	USD	130,801	Goldman Sachs Bank USA	5/18/2016	5,813	—	5,813
KRW	24,752,000	USD	20,000	State Street Bank and Trust Company	5/18/2016	1,720	—	1,720
MXN	2,932,246	USD	159,864	State Street Bank and Trust Company	5/18/2016	10,320	—	10,320
SEK	2,084,980	USD	246,452	State Street Bank and Trust Company	5/18/2016	13,316	—	13,316
USD	43,791	AUD	61,246	Australia and New Zealand Banking Group	5/18/2016	—	($2,749)	(2,749)
USD	689,295	EUR	623,796	Deutsche Bank AG London	5/18/2016	—	(25,291)	(25,291)
USD	59,881	GBP	42,944	HSBC Bank USA	5/18/2016	—	(2,869)	(2,869)
USD	304,127	INR	21,179,420	Royal Bank of Canada	5/18/2016	—	(14,252)	(14,252)
USD	229,395	KRW	284,599,050	State Street Bank and Trust Company	5/18/2016	—	(20,340)	(20,340)
USD	84,841	NZD	128,546	State Street Bank and Trust Company	5/18/2016	—	(4,844)	(4,844)
USD	221,488	TWD	7,398,810	State Street Bank and Trust Company	5/18/2016	—	(7,938)	(7,938)
						$36,397	($78,283)	($41,886)

AUD	Australian Dollar	KRW	Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
EUR	Euro	NZD	New Zealand Dollar
GBP	British Pound	SEK	Swedish Krona
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	392Q3	04/16
This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.		6/16

John Hancock

Global Absolute Return Strategies Fund

Quarterly portfolio holdings 4/30/16

Fund's investmentsGlobal Absolute Return Strategies Fund

As of 4-30-16 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 15.0%						$1,378,444,131
(Cost $1,359,352,444)
Australia 0.3%						24,633,120
APT Pipelines, Ltd.	1.375		03-22-22	EUR	900,000	999,576
APT Pipelines, Ltd.	2.000		03-22-27	EUR	1,500,000	1,615,784
Australia Pacific Airports Melbourne Pty, Ltd.	1.750		10-15-24	EUR	800,000	950,979
BHP Billiton Finance USA, Ltd.	5.000		09-30-43		6,310,000	7,006,422
Commonwealth Bank of Australia (S)	4.500		12-09-25		2,096,000	2,152,030
FMG Resources August 2006 Pty, Ltd. (S)	9.750		03-01-22		455,000	478,888
National Australia Bank, Ltd. (2.000% to 11-12-19, then 5 Year Euro Swap Rate + 1.650%)	2.000		11-12-24	EUR	2,064,000	2,355,246
Origin Energy Finance, Ltd.	3.500		10-04-21	EUR	900,000	1,041,043
Rio Tinto Finance USA, Ltd.	5.200		11-02-40		1,304,000	1,422,449
Santos Finance, Ltd. (8.250% to 9-22-17, then 3 month EURIBOR + 6.851%)	8.250		09-22-70	EUR	2,400,000	2,707,329
Scentre Group Trust 1	1.500		07-16-20	EUR	1,800,000	2,127,404
Scentre Group Trust 2	3.250		09-11-23	EUR	1,360,000	1,775,970
Austria 0.0%						1,775,478
UniCredit Bank Austria AG	2.625		01-30-18	EUR	1,500,000	1,775,478
Belgium 0.2%						16,025,193
Anheuser-Busch InBev SA	0.875		03-17-22	EUR	2,300,000	2,663,783
Anheuser-Busch InBev SA	1.500		03-17-25	EUR	2,700,000	3,175,313
Anheuser-Busch InBev SA	2.000		03-17-28	EUR	3,000,000	3,590,145
Anheuser-Busch InBev SA	2.750		03-17-36	EUR	1,100,000	1,354,023
Belfius Bank SA	1.125		05-22-17	EUR	100,000	115,808
Belfius Bank SA	2.250		09-26-18	EUR	2,300,000	2,761,646
KBC Groep NV (1.875% to 3-11-22, then 5 Year Euro Swap Rate + 1.500%)	1.875		03-11-27	EUR	1,500,000	1,677,392
KBC Groep NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate + 4.759%) (Q)	5.625		03-19-19	EUR	625,000	687,083
Brazil 0.0%						2,061,429
Petrobras Global Finance BV	2.750		01-15-18	EUR	500,000	531,007
Vale SA	3.750		01-10-23	EUR	380,000	391,467
Vale SA	4.375		03-24-18	EUR	980,000	1,138,955
Canada 0.4%						33,240,936
Air Canada (S)	8.750		04-01-20		1,406,000	1,507,935
Air Canada 2013-1 Class B Pass Through Trust (S)	5.375		05-15-21		612,757	611,409
Cascades, Inc. (S)	5.500		07-15-22		1,170,000	1,129,050
Cascades, Inc. (S)	5.750		07-15-23		260,000	247,650
First Quantum Minerals, Ltd. (S)	7.000		02-15-21		618,000	500,580
First Quantum Minerals, Ltd. (S)	7.250		05-15-22		800,000	640,000
Great-West Lifeco, Inc.	2.500		04-18-23	EUR	2,360,000	2,960,039
Mercer International, Inc.	7.000		12-01-19		420,000	423,150
Mercer International, Inc.	7.750		12-01-22		850,000	858,500
New Red Finance, Inc. (S)	6.000		04-01-22		1,070,000	1,108,788
NOVA Chemicals Corp. (S)	5.000		05-01-25		1,010,000	989,800
Open Text Corp. (S)	5.625		01-15-23		885,000	907,125
Potash Corp. of Saskatchewan, Inc.	3.000		04-01-25		3,487,000	3,408,176
Rogers Communications, Inc.	5.000		03-15-44		5,786,000	6,448,335
Rogers Communications, Inc.	5.450		10-01-43		1,839,000	2,136,471
Royal Bank of Canada	4.650		01-27-26		2,925,000	3,046,598
Total Capital Canada, Ltd.	1.125		03-18-22	EUR	1,400,000	1,659,803
TransCanada PipeLines, Ltd.	6.100		06-01-40		398,000	464,445
TransCanada PipeLines, Ltd.	7.625		01-15-39		3,250,000	4,193,082

2SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Cayman Islands 0.1%						$5,112,613
Embraer Overseas, Ltd. (S)	5.696		09-16-23		739,000	775,950
IPIC GMTN, Ltd.	2.375		05-30-18	EUR	700,000	828,538
IPIC GMTN, Ltd.	5.875		03-14-21	EUR	2,530,000	3,508,125
Denmark 0.1%						7,937,751
Danske Bank A/S (3.875% to 10-4-18, then 5 Year Euro Swap Rate + 2.625%)	3.875		10-04-23	EUR	500,000	608,488
DONG Energy A/S	4.875		12-16-21	EUR	129,000	181,411
DONG Energy A/S	4.875		01-12-32	GBP	1,200,000	2,004,659
DONG Energy A/S	6.500		05-07-19	EUR	800,000	1,088,092
DONG Energy A/S (4.875% to 7-8-18, then 5 Year Euro Swap Rate + 3.800%)	4.875		07-08-99	EUR	1,350,000	1,625,495
DONG Energy A/S (6.250% to 6-26-23, then 5 Year Euro Swap Rate + 4.750%)	6.250		06-26-13	EUR	636,000	795,296
Nykredit Holding AS (2.750% to 11-17-22, then 5 Year Euro Swap Rate + 2.200%)	2.750		11-17-27	EUR	1,450,000	1,634,310
Finland 0.0%						399,826
Fortum OYJ	4.000		05-24-21	EUR	300,000	399,826
France 1.1%						100,526,981
Aeroports de Paris	1.500		07-24-23	EUR	1,100,000	1,334,937
Aeroports de Paris	1.500		04-07-25	EUR	1,400,000	1,686,670
Areva SA	3.250		09-04-20	EUR	400,000	407,674
Autoroutes du Sud de la France SA	2.950		01-17-24	EUR	200,000	264,666
Autoroutes du Sud de la France SA	7.375		03-20-19	EUR	750,000	1,036,647
Banque Federative du Credit Mutuel SA	0.250		06-14-19	EUR	1,400,000	1,603,830
Banque Federative du Credit Mutuel SA	3.000		11-28-23	EUR	500,000	659,582
BNP Paribas SA	1.625		02-23-26	EUR	1,100,000	1,302,773
BNP Paribas SA	2.250		01-13-21	EUR	1,000,000	1,239,867
BNP Paribas SA	2.500		08-23-19	EUR	500,000	615,240
BNP Paribas SA (2.875% to 3-20-21, then 5 Year Euro Swap Rate + 1.650%)	2.875		03-20-26	EUR	500,000	588,357
BNP Paribas SA (7.781% to 7-2-18, then 3 month EURIBOR + 3.750%) (Q)	7.781		07-02-18	EUR	400,000	509,949
BPCE SA	0.625		04-20-20	EUR	1,900,000	2,193,796
BPCE SA	2.000		04-24-18	EUR	800,000	950,757
BPCE SA	5.150		07-21-24		1,300,000	1,336,160
Carrefour SA	0.750		04-26-24	EUR	1,500,000	1,693,257
Casino Guichard Perrachon SA	3.311		01-25-23	EUR	1,000,000	1,207,737
Casino Guichard Perrachon SA	4.726		05-26-21	EUR	1,300,000	1,726,358
Christian Dior SE	4.000		05-12-16	EUR	800,000	916,365
Cie Financiere et Industrielle des Autoroutes SA	5.000		05-24-21	EUR	300,000	421,717
Credit Agricole SA	1.250		04-14-26	EUR	1,300,000	1,482,505
Credit Agricole SA	2.625		03-17-27	EUR	600,000	691,675
Credit Agricole SA (6.500% to 6-23-21, then 5 Year U.S. Swap Rate + 5.120%) (Q)	6.500		06-23-21	EUR	700,000	781,661
Credit Logement SA (P) (Q)	0.924		12-16-15	EUR	1,450,000	1,274,304
Dexia Credit Local SA (P)	0.403		07-10-17	EUR	600,000	651,273
Electricite de France SA (S)	3.625		10-13-25		3,254,000	3,366,614
Electricite de France SA	4.625		04-26-30	EUR	950,000	1,441,612
Electricite de France SA	5.625		02-21-33	EUR	790,000	1,337,384
Electricite de France SA	6.125		06-02-34	GBP	1,100,000	1,996,029
Electricite de France SA (4.125% to 1-22-22, then 8 Year Euro Swap Rate + 2.441%) (Q)	4.125		01-22-22	EUR	1,400,000	1,567,810
Electricite de France SA (5.000% to 1-22-26, then 12 Year Euro Swap Rate + 3.043%) (Q)	5.000		01-22-26	EUR	1,400,000	1,546,252
Engie (3.875% to 6-2-24, then 10 Year Euro Swap Rate + 2.895%) (Q)	3.875		06-02-24	EUR	900,000	1,068,508
Eutelsat SA	2.625		01-13-20	EUR	2,800,000	3,437,836

SEE NOTES TO FUND'S INVESTMENTS3

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
France (continued)
Eutelsat SA	5.000		01-14-19	EUR	100,000	$128,885
Holding d'Infrastructures de Transport SAS	2.250		03-24-25	EUR	1,200,000	1,470,745
Infra Foch SAS	1.250		10-16-20	EUR	1,500,000	1,770,236
Infra Foch SAS	2.125		04-16-25	EUR	500,000	612,033
Ingenico Group	2.500		05-20-21	EUR	1,400,000	1,663,346
Klepierre	1.000		04-17-23	EUR	1,100,000	1,271,676
Lagardere SCA	4.125		10-31-17	EUR	900,000	1,076,909
Legrand SA	4.375		03-21-18	EUR	600,000	740,154
Mercialys SA	1.787		03-31-23	EUR	1,300,000	1,483,931
Numericable-SFR SAS	5.375		05-15-22	EUR	200,000	237,658
Numericable-SFR SAS (S)	6.000		05-15-22		850,000	851,105
Numericable-SFR SAS (S)	6.250		05-15-24		1,175,000	1,136,813
Orange SA	3.875		01-14-21	EUR	1,300,000	1,729,455
Orange SA	8.125		01-28-33	EUR	1,200,000	2,446,320
Orange SA	9.000		03-01-31		5,047,000	7,881,128
Orange SA (5.000% to 10-1-26, then 5 Year Euro Swap Rate + 3.990%) (Q)	5.000		10-01-26	EUR	1,850,000	2,188,348
Pernod Ricard SA	5.000		03-15-17	EUR	1,100,000	1,312,967
RCI Banque SA	1.750		07-06-16	EUR	540,000	620,129
RCI Banque SA	4.250		04-27-17	EUR	780,000	928,554
Renault SA	4.625		09-18-17	EUR	600,000	727,750
RTE Reseau de Transport d'Electricite SA	1.000		10-19-26	EUR	3,000,000	3,367,741
RTE Reseau de Transport d'Electricite SA	1.625		11-27-25	EUR	1,700,000	2,035,768
Sanef SA	1.875		03-16-26	EUR	1,200,000	1,445,623
Sanofi	2.500		11-14-23	EUR	700,000	906,665
SGD Group SAS	5.625		05-15-19	EUR	580,000	677,406
Societe Des Autoroutes Paris-Rhin-Rhone	1.125		01-15-21	EUR	1,800,000	2,121,220
Societe Des Autoroutes Paris-Rhin-Rhone	1.875		01-15-25	EUR	1,900,000	2,328,553
Societe Des Autoroutes Paris-Rhin-Rhone	4.875		01-21-19	EUR	400,000	516,127
Societe Fonciere Lyonnaise SA	1.875		11-26-21	EUR	600,000	709,221
Societe Generale SA	4.000		06-07-23	EUR	400,000	509,569
Societe Generale SA (2.500% to 9-16-21, then 5 Year Euro Swap Rate + 1.830%)	2.500		09-16-26	EUR	1,500,000	1,732,216
Societe Generale SA (6.750% to 4-7-21, then 5 Year Euro Swap Rate + 5.538%) (Q)	6.750		04-07-21	EUR	560,000	626,002
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18		750,000	766,875
Societe Generale SA (9.375% to 9-4-19, then 3 month EURIBOR + 8.901%) (Q)	9.375		09-04-19	EUR	500,000	689,608
SPCM SA	2.875		06-15-23	EUR	575,000	640,814
SPCM SA (S)	6.000		01-15-22		1,050,000	1,071,000
Suez Environnement Company	1.750		09-10-25	EUR	1,100,000	1,336,753
Total SA (2.250% to 2-26-21, then 5 Year Euro Swap Rate + 1.861%) (Q)	2.250		02-26-21	EUR	1,400,000	1,541,776
Transport et Infrastructures Gaz France SA	2.200		08-05-25	EUR	2,200,000	2,667,224
Unibail-Rodamco SE	1.375		03-09-26	EUR	1,900,000	2,218,876
Germany 0.5%						43,672,382
Aareal Bank AG (4.250% to 3-18-21, then 5 Year Euro Swap Rate + 2.900%)	4.250		03-18-26	EUR	1,250,000	1,491,173
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (Q)	7.625		04-30-20	EUR	600,000	662,411
Allianz SE (2.241% to 7-7-25, then 3 month EURIBOR + 2.650%)	2.241		07-07-45	EUR	2,400,000	2,630,703
Allianz SE (3.375% to 9-18-24, then 10 Year EURIBOR Swap Rate + 3.200%) (Q)	3.375		09-18-24	EUR	700,000	806,257
Allianz SE (4.750% to 10-24-23, then 3 month EURIBOR + 3.600%) (Q)	4.750		10-24-23	EUR	2,600,000	3,288,033
Commerzbank AG	7.750		03-16-21	EUR	1,500,000	2,101,882
Daimler AG	0.500		09-09-19	EUR	1,300,000	1,500,712
Daimler AG	1.400		01-12-24	EUR	2,400,000	2,853,989
Deutsche Post AG	1.250		04-01-26	EUR	1,300,000	1,507,281

4SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Germany (continued)
Fresenius Finance BV	3.000		02-01-21	EUR	700,000	$877,797
HT1 Funding GmbH (6.352% to 6-30-17, then 12 month EURIBOR + 2.000%) (Q)	6.352		06-30-17	EUR	550,000	634,504
Muenchener Rueckversicherungs-Gesellschaft AG (6.250% to 5-26-22, then 3 month EURIBOR + 4.950%)	6.250		05-26-42	EUR	500,000	699,590
RWE Finance BV	6.500		08-10-21	EUR	320,000	466,600
Schaeffler Finance BV	4.250		05-15-18	EUR	520,000	602,867
Unitymedia Hessen GmbH & Company KG	4.000		01-15-25	EUR	900,000	1,066,495
Unitymedia Hessen GmbH & Company KG	5.750		01-15-23	EUR	81,000	99,937
Volkswagen International Finance NV	0.875		01-16-23	EUR	2,523,000	2,804,014
Volkswagen International Finance NV	2.000		03-26-21	EUR	718,000	863,676
Volkswagen International Finance NV	3.250		01-21-19	EUR	600,000	736,893
Volkswagen International Finance NV (3.500% to 3-20-30, then 15 Year Euro Swap Rate + 3.060%) (Q)	3.500		03-20-30	EUR	2,202,000	2,136,897
Volkswagen International Finance NV (3.750% to 3-24-21, then 7 Year Euro Swap Rate + 2.534%) (Q)	3.750		03-24-21	EUR	1,550,000	1,727,910
Volkswagen International Finance NV (3.875% to 9-4-18, then 5 Year Euro Swap Rate + 2.700%) (Q)	3.875		09-04-18	EUR	190,000	216,919
Volkswagen International Finance NV (4.625% to 3-24-26, then 12 Year Euro Swap Rate + 2.967%) (Q)	4.625		03-24-26	EUR	350,000	391,953
Volkswagen Leasing GmbH	2.625		01-15-24	EUR	1,464,000	1,804,001
Volkswagen Leasing GmbH	3.250		05-10-18	EUR	1,100,000	1,327,041
Vonovia Finance BV	2.125		07-25-16	EUR	1,300,000	1,495,357
Vonovia Finance BV	2.250		12-15-23	EUR	1,800,000	2,229,354
Vonovia Finance BV	3.125		07-25-19	EUR	1,100,000	1,365,862
Vonovia Finance BV	3.625		10-08-21	EUR	1,100,000	1,443,622
Vonovia Finance BV (4.000% to 12-17-21, then 5 Year Euro Swap Rate + 3.390%) (Q)	4.000		12-17-21	EUR	2,600,000	3,004,683
Vonovia Finance BV (4.625% to 4-8-19, then 5 Year Euro Swap Rate + 3.696%)	4.625		04-08-74	EUR	700,000	833,969
Guernsey, Channel Islands 0.0%						2,421,509
Credit Suisse Group Guernsey I, Ltd. (7.875% to 8-24-16, then 5 Year U.S. Swap Rate + 5.220%)	7.875		02-24-41		2,400,000	2,421,509
Hong Kong 0.0%						3,839,717
Hutchison Whampoa Finance 14, Ltd.	1.375		10-31-21	EUR	3,300,000	3,839,717
India 0.0%						676,981
Samvardhana Motherson Automotive Systems Group BV	4.125		07-15-21	EUR	600,000	676,981
Ireland 0.5%						45,155,886
Actavis Funding SCS	4.750		03-15-45		4,522,000	4,571,643
AerCap Ireland Capital, Ltd.	4.250		07-01-20		739,000	760,246
AerCap Ireland Capital, Ltd.	5.000		10-01-21		2,353,000	2,482,415
Aquarius & Investments PLC (4.250% to 10-2-23, then 3 month EURIBOR + 3.450%)	4.250		10-02-43	EUR	137,000	174,305
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24		560,000	588,356
Ardagh Packaging Finance PLC	4.250		01-15-22	EUR	400,000	463,188
Ardagh Packaging Finance PLC (S)	4.625		05-15-23		200,000	201,000
Ardagh Packaging Finance PLC (S)	7.000		11-15-20		70,588	66,706
Ardagh Packaging Finance PLC (S)	7.250		05-15-24		208,000	210,600
Bank of Ireland	2.000		05-08-17	EUR	3,100,000	3,612,101
Bank of Ireland	3.250		01-15-19	EUR	300,000	365,602
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) (Q)	7.375		06-18-20	EUR	550,000	606,951
Cloverie PLC	1.750		09-16-24	EUR	400,000	485,612

SEE NOTES TO FUND'S INVESTMENTS5

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Ireland (continued)
ESB Finance, Ltd.	2.125		06-08-27	EUR	2,100,000	$2,613,833
ESB Finance, Ltd.	3.494		01-12-24	EUR	500,000	682,081
ESB Finance, Ltd.	4.375		11-21-19	EUR	746,000	979,251
ESB Finance, Ltd.	6.250		09-11-17	EUR	464,000	575,705
FCA Capital Ireland PLC	2.000		10-23-19	EUR	1,500,000	1,786,297
FCA Capital Ireland PLC	2.875		01-26-18	EUR	400,000	476,040
FCA Capital Ireland PLC	4.000		10-17-18	EUR	750,000	930,354
Fly Leasing, Ltd.	6.375		10-15-21		878,000	861,538
GAS Networks Ireland	3.625		12-04-17	EUR	450,000	543,668
GE Capital European Funding	0.800		01-21-22	EUR	4,373,000	5,098,317
GE Capital European Funding	2.625		03-15-23	EUR	400,000	518,917
GE Capital European Funding	4.625		02-22-27	EUR	500,000	778,733
GE Capital International Funding Company (S)	4.418		11-15-35		11,906,000	13,018,306
Smurfit Kappa Acquisitions	4.125		01-30-20	EUR	615,000	777,815
Willow No 2 Ireland PLC	3.375		06-27-22	EUR	700,000	926,306
Israel 0.0%						3,542,283
Teva Pharmaceutical Finance IV BV	2.875		04-15-19	EUR	1,700,000	2,076,286
Teva Pharmaceutical Finance Netherlands II BV	1.250		03-31-23	EUR	1,300,000	1,465,997
Italy 0.3%						29,432,759
2i Rete Gas SpA	1.125		01-02-20	EUR	2,400,000	2,810,162
Assicurazioni Generali SpA	5.125		09-16-24	EUR	500,000	754,264
Assicurazioni Generali SpA (7.750% to 12-12-22, then 3 month EURIBOR + 7.113%)	7.750		12-12-42	EUR	1,800,000	2,504,237
Edison SpA	3.875		11-10-17	EUR	1,020,000	1,232,802
Enel Finance International NV	1.966		01-27-25	EUR	1,879,000	2,303,201
Enel Finance International NV	5.000		09-14-22	EUR	900,000	1,307,211
Enel Finance International NV (S)	6.800		09-15-37		3,733,000	4,863,364
Eni SpA	4.000		06-29-20	EUR	100,000	130,750
Eni SpA (S)	5.700		10-01-40		300,000	288,426
Intesa Sanpaolo SpA	1.125		03-04-22	EUR	700,000	799,794
Intesa Sanpaolo SpA	2.000		06-18-21	EUR	1,200,000	1,440,056
Intesa Sanpaolo SpA	3.000		01-28-19	EUR	1,100,000	1,347,586
Intesa Sanpaolo SpA	4.000		11-09-17	EUR	100,000	121,027
Intesa Sanpaolo SpA	4.125		09-19-16	EUR	200,000	232,540
Intesa Sanpaolo SpA	4.375		10-15-19	EUR	1,200,000	1,549,056
Intesa Sanpaolo SpA	5.000		02-28-17	EUR	2,300,000	2,739,405
Intesa Sanpaolo SpA	6.625		09-13-23	EUR	800,000	1,098,816
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (Q) (S)	7.700		09-17-25		450,000	415,688
UniCredit SpA	5.650		07-24-18	EUR	1,500,000	1,902,725
UniCredit SpA	5.650		08-24-18	EUR	900,000	1,144,540
Wind Acquisition Finance SA	4.000		07-15-20	EUR	400,000	447,109
Jamaica 0.0%						1,115,284
Digicel Group, Ltd. (S)	8.250		09-30-20		308,000	281,050
Digicel, Ltd. (S)	6.750		03-01-23		925,000	834,234
Japan 0.0%						2,998,193
Sumitomo Mitsui Banking Corp.	1.000		01-19-22	EUR	2,600,000	2,998,193
Jersey, Channel Islands 0.1%						10,349,578
AA Bond Company, Ltd.	4.720		07-02-43	GBP	1,850,000	2,797,336
CPUK Finance, Ltd.	7.000		08-28-20	GBP	600,000	913,953

6SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Jersey, Channel Islands (continued)
ProSecure Funding LP	4.668		06-30-16	EUR	1,100,000	$1,263,133
UBS Group Funding Jersey, Ltd.	1.750		11-16-22	EUR	1,000,000	1,176,501
UBS Group Funding Jersey, Ltd. (S)	4.125		04-15-26		4,090,000	4,198,655
Luxembourg 0.1%						13,789,052
Altice Financing SA	5.250		02-15-23	EUR	450,000	536,973
Altice Luxembourg SA	7.250		05-15-22	EUR	320,000	372,836
Altice Luxembourg SA (S)	7.750		05-15-22		1,105,000	1,102,238
Ardagh Finance Holdings SA, PIK	8.375		06-15-19	EUR	182,328	216,498
Bilbao Luxembourg SA, PIK	10.500		12-01-18	EUR	481,996	529,478
Cabot Financial Luxembourg SA	6.500		04-01-21	GBP	100,000	137,405
Cabot Financial Luxembourg SA	8.375		08-01-20	GBP	250,000	373,487
Garfunkelux Holdco 2 SA	11.000		11-01-23	GBP	250,000	358,180
Garfunkelux Holdco 3 SA	8.500		11-01-22	GBP	425,000	618,172
GELF Bond Issuer I SA	1.750		11-22-21	EUR	1,750,000	2,066,279
Glencore Finance Europe SA	1.250		03-17-21	EUR	500,000	520,476
Glencore Finance Europe SA	3.375		09-30-20	EUR	1,600,000	1,852,819
Glencore Finance Europe SA	5.250		03-22-17	EUR	1,200,000	1,417,340
INEOS Group Holdings SA	5.750		02-15-19	EUR	350,000	411,283
INEOS Group Holdings SA (S)	5.875		02-15-19		520,000	527,800
INEOS Group Holdings SA (S)	6.125		08-15-18		545,000	551,813
Prologis International Funding II SA	2.750		10-23-18	EUR	300,000	362,006
Prologis International Funding II SA	2.875		04-04-22	EUR	1,475,000	1,833,969
Mexico 0.2%						17,064,583
America Movil SAB de CV	3.000		07-12-21	EUR	1,660,000	2,087,456
America Movil SAB de CV	4.125		10-25-19	EUR	400,000	512,193
America Movil SAB de CV	4.750		06-28-22	EUR	600,000	834,838
America Movil SAB de CV (5.125% to 9-6-18, then 5 Year Euro Swap Rate + 3.850%)	5.125		09-06-73	EUR	900,000	1,084,654
America Movil SAB de CV (6.375% to 9-6-23, then 5 Year Euro Swap Rate + 4.550%)	6.375		09-06-73	EUR	600,000	759,423
Cemex Finance LLC (S)	9.375		10-12-22		1,320,000	1,452,000
Cemex SAB de CV (S)	7.250		01-15-21		375,000	400,313
Cemex SAB de CV (S)	7.750		04-16-26		421,000	449,418
Grupo Televisa SAB	5.000		05-13-45		2,031,000	1,907,282
Mexichem SAB de CV (S)	5.875		09-17-44		3,742,000	3,391,188
Petroleos Mexicanos	3.125		11-27-20	EUR	2,000,000	2,311,189
Petroleos Mexicanos	5.500		01-09-17	EUR	630,000	744,022
Petroleos Mexicanos	6.375		08-05-16	EUR	973,000	1,130,607
Netherlands 0.7%						67,477,440
ABN AMRO Bank NV (2.875% to 1-18-23, then 5 Year Euro Swap Rate + 2.450%)	2.875		01-18-28	EUR	1,500,000	1,758,297
Achmea BV	2.500		11-19-20	EUR	2,460,000	3,078,820
Alliander NV (3.250% to 11-27-18, then 5 Year Euro Swap Rate + 2.295%) (Q)	3.250		11-27-18	EUR	1,000,000	1,199,446
Allianz Finance II BV	3.000		03-13-28	EUR	500,000	700,581
BAT Netherlands Finance BV	3.125		03-06-29	EUR	1,620,000	2,167,610
Bharti Airtel International Netherlands BV	4.000		12-10-18	EUR	2,505,000	3,083,199
BMW Finance NV	0.750		04-15-24	EUR	1,825,000	2,078,448
BMW Finance NV	2.625		01-17-24	EUR	600,000	781,726
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375		05-21-25		2,113,000	2,195,386
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.375		08-04-25		5,388,000	5,645,471

SEE NOTES TO FUND'S INVESTMENTS7

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Netherlands (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500		05-26-26	EUR	4,130,000	$4,834,009
Deutsche Telekom International Finance BV	1.500		04-03-28	EUR	1,750,000	2,029,224
Deutsche Telekom International Finance BV (S)	4.875		03-06-42		1,304,000	1,483,679
Deutsche Telekom International Finance BV	8.750		06-15-30		1,445,000	2,187,604
E.ON International Finance BV	6.750		01-27-39	GBP	750,000	1,425,875
EDP Finance BV	2.625		01-18-22	EUR	1,000,000	1,197,520
EDP Finance BV	4.125		01-20-21	EUR	1,210,000	1,546,837
EDP Finance BV	4.875		09-14-20	EUR	190,000	249,666
General Motors Financial International BV	0.850		02-23-18	EUR	1,900,000	2,188,585
General Motors Financial International BV	1.875		10-15-19	EUR	600,000	709,699
ING Bank NV (3.500% to 11-21-18, then 5 Year Euro Swap Rate + 2.450%)	3.500		11-21-23	EUR	785,000	946,662
InterXion Holding NV	6.000		07-15-20	EUR	475,000	571,777
JAB Holdings BV	1.500		11-24-21	EUR	1,400,000	1,636,775
JAB Holdings BV	2.125		09-16-22	EUR	900,000	1,076,087
Koninklijke KPN NV	7.500		02-04-19	EUR	778,000	1,067,696
LeasePlan Corp. NV	2.375		04-23-19	EUR	730,000	879,488
LGE HoldCo VI BV	7.125		05-15-24	EUR	560,000	703,111
Linde Finance BV (7.375% to 7-14-16, then 3 month EURIBOR + 4.125%)	7.375		07-14-66	EUR	1,020,000	1,183,581
NN Group NV (4.500% to 1-15-26, then 3 month EURIBOR + 4.000%) (Q)	4.500		01-15-26	EUR	620,000	715,368
Playa Resorts Holding BV (S)	8.000		08-15-20		454,000	456,270
Roche Finance Europe BV	0.875		02-25-25	EUR	1,500,000	1,750,496
Shell International Finance BV	1.625		01-20-27	EUR	700,000	824,850
Shell International Finance BV	4.125		05-11-35		8,891,000	9,440,499
Siemens Financieringsmaatschappij NV (S)	3.250		05-27-25		2,234,000	2,363,463
Siemens Financieringsmaatschappij NV (S)	6.125		08-17-26		1,240,000	1,609,191
Swiss Reinsurance Company (2.600% to 9-1-25, then 6 month EURIBOR + 3.050%) (Q)	2.600		09-01-25	EUR	1,300,000	1,423,464
Swiss Reinsurance Company (5.252% to 5-25-16, then 6 month EURIBOR + 2.090%) (Q)	5.252		05-25-16	EUR	250,000	286,980
Norway 0.1%						5,616,130
DNB Bank ASA	4.375		02-24-21	EUR	610,000	827,990
DNB Bank ASA (3.000% to 9-26-18, then 5 Year Euro Swap Rate + 1.770%)	3.000		09-26-23	EUR	540,000	640,414
Lock Lower Holding AS	9.500		08-15-22	EUR	325,000	385,206
Silk Bidco AS	7.500		02-01-22	EUR	650,000	764,764
Statkraft AS	2.500		11-28-22	EUR	1,304,000	1,654,552
Statkraft AS	6.625		04-02-19	EUR	990,000	1,343,204
Spain 0.3%						27,014,531
Amadeus Capital Markets SA	4.875		07-15-16	EUR	1,130,000	1,305,959
Banco Bilbao Vizcaya Argentaria SA (6.750% to 2-18-20, then 5 Year Euro Swap Rate + 6.604%) (Q)	6.750		02-18-20	EUR	1,000,000	1,053,451
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500		04-11-24	EUR	1,500,000	1,773,609
Enagas Financiaciones SAU	1.250		02-06-25	EUR	1,400,000	1,633,504
Ferrovial Emisiones SA	3.375		01-30-18	EUR	1,100,000	1,329,993
Gas Natural Capital Markets SA	6.000		01-27-20	EUR	1,100,000	1,521,667
Gas Natural Fenosa Finance BV	3.875		04-11-22	EUR	600,000	808,318
Gas Natural Fenosa Finance BV (4.125% to 11-18-22, then 8 Year Euro Swap Rate + 3.353%) (Q)	4.125		11-18-22	EUR	900,000	1,038,172
Iberdrola International BV	3.000		01-31-22	EUR	400,000	518,317
Inmobiliaria Colonial SA	1.863		06-05-19	EUR	1,200,000	1,414,588
Inmobiliaria Colonial SA	2.728		06-05-23	EUR	700,000	835,112

8SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Spain (continued)
Telefonica Emisiones SAU	3.661		09-18-17	EUR	850,000	$1,020,470
Telefonica Emisiones SAU	3.987		01-23-23	EUR	100,000	136,102
Telefonica Emisiones SAU	4.710		01-20-20	EUR	600,000	794,011
Telefonica Emisiones SAU	5.811		09-05-17	EUR	700,000	862,744
Telefonica Europe BV	5.875		02-14-33	EUR	230,000	386,208
Telefonica Europe BV	8.250		09-15-30		5,577,000	7,980,124
Telefonica Europe BV (4.200% to 12-4-19, then 5 Year Euro Swap Rate + 3.806%) (Q)	4.200		12-04-19	EUR	2,300,000	2,602,182
Sweden 0.1%						6,814,167
Investor AB	3.250		09-17-18	EUR	550,000	677,208
Svenska Handelsbanken AB	1.125		12-14-22	EUR	1,650,000	1,940,953
Svenska Handelsbanken AB	4.375		10-20-21	EUR	570,000	788,564
Svenska Handelsbanken AB (2.656% to 1-15-19, then 5 Year Euro Swap Rate + 1.430%)	2.656		01-15-24	EUR	1,000,000	1,185,098
Swedbank AB	0.625		01-04-21	EUR	1,450,000	1,679,534
Vattenfall AB (3.000% to 3-19-27, then 5 Year Euro Swap Rate + 2.511%)	3.000		03-19-77	EUR	583,000	542,810
Switzerland 0.1%						13,743,375
Credit Suisse AG	0.500		03-29-18	EUR	2,050,000	2,361,547
Credit Suisse AG	0.625		11-20-18	EUR	1,700,000	1,963,493
Credit Suisse AG	1.125		09-15-20	EUR	1,600,000	1,876,785
Swisscom AG	2.000		09-30-20	EUR	800,000	981,495
UBS AG	0.500		05-15-18	EUR	2,000,000	2,309,845
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750		02-12-26	EUR	3,050,000	3,676,194
UBS Group AG (5.750% to 2-19-22, then 5 Year Euro Swap Rate + 5.287%) (Q)	5.750		02-19-22	EUR	500,000	574,016
United Arab Emirates 0.0%						297,566
Glencore Finance Dubai, Ltd.	1.750		05-19-16	EUR	260,000	297,566
United Kingdom 1.3%						115,098,080
Abbey National Treasury Services PLC	1.125		01-14-22	EUR	1,943,000	2,224,480
Abbey National Treasury Services PLC	1.750		01-15-18	EUR	280,000	328,812
Abbey National Treasury Services PLC	2.625		07-16-20	EUR	590,000	726,098
Abbey National Treasury Services PLC	3.875		10-15-29	GBP	1,200,000	1,829,506
Abbey National Treasury Services PLC	4.000		03-13-24		3,100,000	3,332,181
Anglo American Capital PLC	2.750		06-07-19	EUR	1,700,000	1,900,719
Arqiva Broadcast Finance PLC	9.500		03-31-20	GBP	395,000	623,238
Aspire Defence Finance PLC	4.674		03-31-40	GBP	958,716	1,594,323
Aviva PLC (3.375% to 12-4-25, then 3 month EURIBOR + 3.550%)	3.375		12-04-45	EUR	1,100,000	1,147,674
Aviva PLC (3.875% to 7-3-24, then 5 Year Euro Swap Rate + 3.480%)	3.875		07-03-44	EUR	400,000	446,768
Aviva PLC (6.125% to 7-5-23, then 5 Year Euro Swap Rate + 5.130%)	6.125		07-05-43	EUR	1,110,000	1,430,944
Babcock International Group PLC	1.750		10-06-22	EUR	1,024,000	1,171,156
Barclays Bank PLC	7.625		11-21-22		730,000	795,700
Barclays Bank PLC	10.000		05-21-21	GBP	210,000	382,059
Barclays PLC	3.650		03-16-25		4,884,000	4,687,224
Barclays PLC (2.625% to 11-11-20, then 5 Year Euro Swap Rate + 2.450%)	2.625		11-11-25	EUR	900,000	973,779
Barclays PLC (7.875% to 9-15-22, the 5 Year British Pound Swap Rate + 6.099%) (Q)	7.875		09-15-22	GBP	400,000	532,108
BIBBY Offshore Services PLC	7.500		06-15-21	GBP	225,000	218,984
BP Capital Markets PLC	1.109		02-16-23	EUR	1,150,000	1,323,484
BP Capital Markets PLC	1.573		02-16-27	EUR	950,000	1,083,657
BP Capital Markets PLC	2.213		09-25-26	EUR	525,000	639,689
Brambles Finance PLC	4.625		04-20-18	EUR	530,000	657,947
British Telecommunications PLC	9.625		12-15-30		4,114,000	6,610,807

SEE NOTES TO FUND'S INVESTMENTS9

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
Centrica PLC (3.000% to 4-10-21, then 5 Year Euro Swap Rate + 2.687%)	3.000		04-10-76	EUR	1,400,000	$1,449,904
Co-Operative Bank PLC	5.125		09-20-17	GBP	560,000	783,907
Coventry Building Society	2.250		12-04-17	EUR	1,480,000	1,745,482
Coventry Building Society	2.500		11-18-20	EUR	1,400,000	1,686,217
Eversholt Funding PLC	6.359		12-02-25	GBP	600,000	1,101,932
Experian Finance PLC	4.750		02-04-20	EUR	1,540,000	2,036,323
FCE Bank PLC	1.875		04-18-19	EUR	2,400,000	2,856,847
FCE Bank PLC	1.875		06-24-21	EUR	2,650,000	3,140,526
FCE Bank PLC	2.875		10-03-17	EUR	470,000	558,527
Fiat Chrysler Automobiles NV	5.250		04-15-23		370,000	374,177
Fiat Chrysler Finance Europe	4.750		07-15-22	EUR	330,000	411,631
Fiat Chrysler Finance Europe	6.750		10-14-19	EUR	600,000	790,229
Fiat Chrysler Finance Europe	7.000		03-23-17	EUR	1,200,000	1,446,194
Firstgroup PLC	8.125		09-19-18	GBP	270,000	445,299
G4S International Finance PLC	2.625		12-06-18	EUR	400,000	479,455
G4S International Finance PLC	2.875		05-02-17	EUR	881,000	1,032,650
Grainger PLC	5.000		12-16-20	GBP	525,000	799,119
Hammerson PLC	2.750		09-26-19	EUR	300,000	366,851
HBOS Capital Funding LP (6.461% to 11-30-18, then 5 Year U.K. Treasury + 2.850%) (Q)	6.461		11-30-18	GBP	185,000	277,741
Heathrow Finance PLC	7.125		03-01-17	GBP	1,480,000	2,256,406
Heathrow Funding, Ltd.	1.500		02-11-30	EUR	1,300,000	1,414,351
Heathrow Funding, Ltd.	1.875		05-23-22	EUR	700,000	845,585
Heathrow Funding, Ltd.	4.375		01-25-17	EUR	560,000	660,911
Heathrow Funding, Ltd.	4.600		02-15-18	EUR	1,260,000	1,556,688
Heathrow Funding, Ltd.	6.450		12-10-31	GBP	1,100,000	2,233,412
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375		01-10-24	EUR	380,000	449,665
Imperial Brands Finance PLC	2.250		02-26-21	EUR	500,000	613,164
Imperial Brands Finance PLC	3.375		02-26-26	EUR	900,000	1,197,295
Imperial Brands Finance PLC	5.000		12-02-19	EUR	1,420,000	1,888,105
Jaguar Land Rover Automotive PLC	3.875		03-01-23	GBP	1,210,000	1,693,731
Jaguar Land Rover Automotive PLC	5.000		02-15-22	GBP	375,000	565,430
Jaguar Land Rover Automotive PLC (S)	5.625		02-01-23		150,000	158,250
Leeds Building Society	1.375		05-05-22	EUR	1,300,000	1,445,630
Leeds Building Society	2.625		04-01-21	EUR	1,720,000	2,050,783
Lloyds Bank PLC	3.500		05-14-25		2,170,000	2,274,883
Lloyds Bank PLC	6.500		03-24-20	EUR	1,420,000	1,917,424
Lloyds Bank PLC	6.500		09-17-40	GBP	600,000	1,256,774
Lloyds Bank PLC	9.625		04-06-23	GBP	400,000	772,192
Lloyds Bank PLC (5.750% to 7-9-20, then 3 month British Pound LIBOR + 1.390%)	5.750		07-09-25	GBP	500,000	780,708
Lloyds Banking Group PLC	4.650		03-24-26		1,666,000	1,688,706
Mondi Finance PLC	3.375		09-28-20	EUR	850,000	1,080,142
Mondi Finance PLC	5.750		04-03-17	EUR	310,000	373,172
Motability Operations Group PLC	1.625		06-09-23	EUR	740,000	891,762
National Grid PLC	5.000		07-02-18	EUR	861,000	1,088,449
Nationwide Building Society (S)	3.900		07-21-25		3,185,000	3,398,682
Nationwide Building Society	6.750		07-22-20	EUR	450,000	608,079
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250		06-18-76	EUR	980,000	1,178,689
Provident Financial PLC	8.000		10-23-19	GBP	610,000	1,001,744
R&R Ice Cream PLC	5.500		05-15-20	GBP	192,000	287,561
Rentokil Initial PLC	3.250		10-07-21	EUR	862,000	1,098,103
Rio Tinto Finance USA PLC	4.750		03-22-42		1,322,000	1,369,694

10SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
Santander UK Group Holdings PLC (7.375% to 6-24-22, then 5 Year British Pound Swap Rate + 5.543%) (Q)	7.375		06-24-22	GBP	400,000	$554,849
Sensata Technologies UK Financing Company PLC (S)	6.250		02-15-26		1,400,000	1,480,500
SSE PLC (2.375% to 4-1-21, then 5 Year Euro Swap Rate + 1.989%) (Q)	2.375		04-01-21	EUR	1,100,000	1,184,114
SSE PLC (5.625% to 10-1-17, then 5 Year Euro Swap Rate + 4.620%) (Q)	5.625		10-01-17	EUR	760,000	906,994
Tesco Corporate Treasury Services PLC	1.375		07-01-19	EUR	350,000	400,104
Tesco PLC	3.375		11-02-18	EUR	100,000	120,511
The Royal Bank of Scotland Group PLC	4.800		04-05-26		1,326,216	1,357,183
The Royal Bank of Scotland Group PLC	6.934		04-09-18	EUR	642,000	807,880
The Royal Bank of Scotland Group PLC (3.625% to 3-25-19, then 5 Year Euro Swap Rate + 2.650%)	3.625		03-25-24	EUR	760,000	851,680
The Royal Bank of Scotland Group PLC (4.625% to 9-22-16, then 3 month EURIBOR + 1.300%)	4.625		09-22-21	EUR	1,374,000	1,566,249
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (Q)	7.500		08-10-20		296,000	276,020
Thomas Cook Group PLC	7.750		06-22-17	GBP	475,000	725,281
Tullow Oil PLC (S)	6.000		11-01-20		675,000	540,000
Tullow Oil PLC (S)	6.250		04-15-22		406,000	324,800
Virgin Media Finance PLC (S)	6.000		10-15-24		900,000	918,000
Virgin Media Secured Finance PLC	6.000		04-15-21	GBP	585,000	888,148
WPP Finance 2010	5.625		11-15-43		2,084,000	2,241,284
WPP Finance SA	2.250		09-22-26	EUR	527,000	639,775
Yorkshire Building Society	2.125		03-18-19	EUR	2,350,000	2,774,190
United States 8.5%						776,611,308
21st Century Fox America, Inc.	4.750		09-15-44		3,320,000	3,544,485
A Schulman, Inc. (S)	6.875		06-01-23		731,000	732,828
Affinia Group, Inc.	7.750		05-01-21		1,010,000	1,042,825
Alcoa, Inc.	5.125		10-01-24		94,000	91,533
Alcoa, Inc.	5.900		02-01-27		1,526,000	1,482,128
Ally Financial, Inc.	5.750		11-20-25		450,000	455,625
Altice US Finance I Corp. (S)	5.500		05-15-26		963,000	972,630
Altria Group, Inc.	5.375		01-31-44		6,780,000	8,399,559
AMC Networks, Inc.	5.000		04-01-24		548,000	548,685
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625		01-15-21		727,672	744,045
American Airlines 2015-2 Class AA Pass Through Trust	3.600		09-22-27		1,391,000	1,437,946
American International Group, Inc.	4.500		07-16-44		5,319,000	5,136,037
American International Group, Inc. (4.875% to 3-15-17, then 3 month EURIBOR + 1.730%)	4.875		03-15-67	EUR	300,000	342,650
Amgen, Inc.	3.125		05-01-25		2,221,000	2,278,413
Amgen, Inc.	5.150		11-15-41		1,384,000	1,562,921
Amsurg Corp.	5.625		07-15-22		435,000	446,419
Anadarko Petroleum Corp.	4.850		03-15-21		360,000	375,470
Anadarko Petroleum Corp.	6.450		09-15-36		4,432,000	4,779,487
Anadarko Petroleum Corp.	6.600		03-15-46		224,000	254,131
Anheuser-Busch InBev Finance, Inc.	4.700		02-01-36		3,005,000	3,293,850
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46		2,449,000	2,767,370
Anthem, Inc.	3.500		08-15-24		3,290,000	3,374,221
Anthem, Inc.	6.375		06-15-37		1,405,000	1,725,901
Asbury Automotive Group, Inc. (S)	6.000		12-15-24		210,000	216,825
Asbury Automotive Group, Inc.	6.000		12-15-24		660,000	681,450
Ashland, Inc.	4.750		08-15-22		1,150,000	1,156,613
AT&T, Inc.	1.450		06-01-22	EUR	3,500,000	4,119,461
AT&T, Inc.	2.400		03-15-24	EUR	289,000	355,082

SEE NOTES TO FUND'S INVESTMENTS11

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
AT&T, Inc.	2.650		12-17-21	EUR	800,000	$1,004,209
AT&T, Inc.	2.750		05-19-23	EUR	1,030,000	1,292,146
AT&T, Inc.	3.400		05-15-25		9,112,000	9,257,737
AT&T, Inc.	3.550		12-17-32	EUR	380,000	496,800
AT&T, Inc.	5.150		03-15-42		3,910,000	4,104,472
Avis Budget Car Rental LLC	5.500		04-01-23		1,255,000	1,199,529
Bank of America Corp. (P)	0.599		03-28-18	EUR	850,000	969,424
Bank of America Corp.	1.375		09-10-21	EUR	1,900,000	2,228,540
Bank of America Corp.	1.625		09-14-22	EUR	1,800,000	2,127,449
Bank of America Corp.	2.500		07-27-20	EUR	1,040,000	1,284,734
Bank of America Corp.	4.450		03-03-26		2,581,000	2,674,634
Bank of America Corp.	4.750		04-03-17	EUR	1,400,000	1,672,517
Bank of America Corp.	5.875		02-07-42		5,452,000	6,745,247
Bank of America Corp.	7.750		05-14-38		4,111,000	5,717,488
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300		03-10-26		964,000	1,009,790
Baxalta, Inc. (S)	5.250		06-23-45		6,326,000	6,825,918
Berry Plastics Corp. (S)	6.000		10-15-22		1,120,000	1,170,400
Blue Coat Holdings, Inc. (S)	8.375		06-01-23		844,000	888,310
Boston Scientific Corp.	3.850		05-15-25		4,985,000	5,200,088
Brixmor Operating Partnership LP	3.850		02-01-25		2,250,000	2,188,962
Burlington Northern Santa Fe LLC	4.150		04-01-45		7,985,000	8,418,761
BWAY Holding Company (S)	9.125		08-15-21		990,000	947,925
Calpine Corp. (S)	7.875		01-15-23		900,000	960,750
Cardinal Health, Inc.	4.900		09-15-45		1,141,000	1,267,847
Casella Waste Systems, Inc.	7.750		02-15-19		1,052,000	1,071,725
CCM Merger, Inc. (S)	9.125		05-01-19		1,186,000	1,236,405
CCO Holdings LLC (S)	5.125		05-01-23		744,000	758,880
CCO Holdings LLC (S)	5.500		05-01-26		914,000	932,280
CCO Holdings LLC (S)	5.875		04-01-24		455,000	476,613
CCO Safari II LLC (S)	6.384		10-23-35		981,000	1,131,909
CCO Safari II LLC (S)	6.484		10-23-45		2,777,000	3,262,100
CCOH Safari LLC (S)	5.750		02-15-26		470,000	485,275
Celgene Corp.	5.000		08-15-45		3,230,000	3,545,229
Centene Corp. (S)	5.625		02-15-21		256,000	268,800
Centene Corp. (S)	6.125		02-15-24		340,000	357,000
CenturyLink, Inc.	5.625		04-01-20		1,096,000	1,126,140
CenturyLink, Inc.	7.500		04-01-24		228,000	228,570
CenturyLink, Inc.	7.600		09-15-39		850,000	722,500
Cequel Communications Holdings I LLC (S)	6.375		09-15-20		697,000	715,296
Chubb INA Holdings, Inc.	4.350		11-03-45		1,450,000	1,597,701
Citigroup, Inc. (P)	1.231		02-10-19	EUR	1,550,000	1,772,423
Citigroup, Inc.	1.375		10-27-21	EUR	600,000	704,145
Citigroup, Inc.	1.750		01-28-25	EUR	448,000	519,785
Citigroup, Inc.	4.450		09-29-27		1,994,000	2,034,492
Citigroup, Inc.	5.000		08-02-19	EUR	620,000	814,927
Citigroup, Inc.	5.500		09-13-25		3,970,000	4,395,755
Citigroup, Inc.	5.875		01-30-42		1,264,000	1,566,435
Citigroup, Inc.	7.375		09-04-19	EUR	2,000,000	2,817,929
Citigroup, Inc.	8.125		07-15-39		2,029,000	3,109,402
Citigroup, Inc. (6.125% to 11-15-20, then 3 month EURIBOR + 4.478%) (Q)	6.125		11-15-20		1,731,000	1,759,129
Clear Channel Worldwide Holdings, Inc.	7.625		03-15-20		770,000	713,698
Cloud Peak Energy Resources LLC	6.375		03-15-24		869,000	299,805

12SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Comcast Corp.	3.375		08-15-25	1,953,000	$2,084,257
Comcast Corp.	4.750		03-01-44	6,984,000	8,079,825
Community Health Systems, Inc.	5.125		08-01-21	885,000	887,575
Continental Resources, Inc.	3.800		06-01-24	294,000	250,635
Continental Resources, Inc.	5.000		09-15-22	802,000	743,855
Crestwood Midstream Partners LP (S)	6.250		04-01-23	745,000	679,813
CRH America, Inc. (S)	3.875		05-18-25	1,075,000	1,125,813
CRH America, Inc. (S)	5.125		05-18-45	2,140,000	2,227,141
CVS Health Corp.	5.125		07-20-45	7,428,000	8,708,728
Daimler Finance North America LLC	8.500		01-18-31	5,015,000	7,929,909
Diebold, Inc. (S)	8.500		04-15-24	741,000	750,263
DISH DBS Corp.	6.750		06-01-21	800,000	824,168
DJO Finco, Inc. (S)	8.125		06-15-21	869,000	760,375
Dollar Tree, Inc. (S)	5.250		03-01-20	794,000	824,768
Dollar Tree, Inc. (S)	5.750		03-01-23	605,000	645,081
Dominion Resources, Inc.	4.050		09-15-42	1,594,000	1,537,266
Dominion Resources, Inc.	7.000		06-15-38	1,713,000	2,191,720
DR Horton, Inc.	4.000		02-15-20	427,000	443,013
DR Horton, Inc.	4.375		09-15-22	1,111,000	1,130,443
Dr. Pepper Snapple Group, Inc.	3.400		11-15-25	1,422,000	1,482,778
Duke Energy Carolinas LLC	6.450		10-15-32	2,427,000	3,177,445
Duke Energy Progress LLC	3.250		08-15-25	1,629,000	1,729,097
Duke Energy Progress LLC	4.200		08-15-45	7,757,000	8,431,758
Eastman Chemical Company	4.650		10-15-44	3,397,000	3,402,965
Electronic Arts, Inc.	4.800		03-01-26	1,445,000	1,522,300
Eli Lilly & Company	2.750		06-01-25	991,000	1,029,535
EMD Finance LLC (S)	3.250		03-19-25	4,357,000	4,402,718
Endo Finance LLC (S)	5.750		01-15-22	281,000	272,570
Endo Finance LLC (S)	6.000		07-15-23	245,000	238,263
Energy Transfer Equity LP	5.500		06-01-27	1,123,000	963,837
Energy Transfer Partners LP	6.125		12-15-45	3,457,000	3,306,783
Ensemble S Merger Sub, Inc. (S)	9.000		09-30-23	635,000	630,238
Enterprise Products Operating LLC	4.900		05-15-46	5,214,000	5,252,865
EOG Resources, Inc.	3.150		04-01-25	558,000	555,883
EOG Resources, Inc.	3.900		04-01-35	2,455,000	2,340,020
EOG Resources, Inc.	4.150		01-15-26	88,000	94,060
Equinix, Inc.	5.875		01-15-26	871,000	921,623
ERP Operating LP	4.500		07-01-44	2,123,000	2,270,079
ESH Hospitality, Inc. (S)	5.250		05-01-25	658,000	648,953
Essex Portfolio LP	3.875		05-01-24	1,097,000	1,146,135
Exelon Corp. (S)	4.950		06-15-35	653,000	716,814
Exelon Corp. (S)	5.100		06-15-45	1,447,000	1,638,590
Exelon Corp.	5.100		06-15-45	4,180,000	4,733,453
Exxon Mobil Corp.	3.567		03-06-45	3,430,000	3,349,488
Exxon Mobil Corp.	4.114		03-01-46	1,724,000	1,837,312
FedEx Corp.	4.750		11-15-45	2,293,000	2,511,486
First Data Corp. (S)	7.000		12-01-23	741,000	761,378
Florida Power & Light Company	3.250		06-01-24	1,601,000	1,687,198
Florida Power & Light Company	5.690		03-01-40	4,681,000	6,068,425
Florida Power & Light Company	5.960		04-01-39	2,262,000	2,987,539
Ford Motor Company	4.750		01-15-43	6,176,000	6,401,060
Fresenius Medical Care US Finance II, Inc. (S)	5.625		07-31-19	221,000	240,614

SEE NOTES TO FUND'S INVESTMENTS13

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Fresenius Medical Care US Finance II, Inc. (S)	5.875		01-31-22		425,000	$467,500
Frontier Communications Corp.	6.875		01-15-25		841,000	700,133
Frontier Communications Corp.	7.625		04-15-24		805,000	714,599
Frontier Communications Corp.	9.000		08-15-31		1,300,000	1,116,375
Frontier Communications Corp. (S)	10.500		09-15-22		105,000	108,281
GCP Applied Technologies, Inc. (S)	9.500		02-01-23		532,000	582,540
General Electric Company	1.250		05-26-23	EUR	1,900,000	2,255,442
General Motors Company	5.200		04-01-45		1,590,000	1,586,209
GenOn Energy, Inc.	9.500		10-15-18		1,250,000	968,750
Georgia-Pacific LLC (S)	3.600		03-01-25		1,415,000	1,477,027
Georgia-Pacific LLC	7.750		11-15-29		3,906,000	5,383,230
Gilead Sciences, Inc.	3.500		02-01-25		4,844,000	5,149,385
Gilead Sciences, Inc.	4.500		02-01-45		2,876,000	3,065,454
GlaxoSmithKline Capital, Inc.	6.375		05-15-38		1,670,000	2,299,750
GLP Capital LP	5.375		04-15-26		233,000	242,611
Golden Nugget Escrow, Inc. (S)	8.500		12-01-21		796,000	825,850
Graphic Packaging International, Inc.	4.875		11-15-22		1,108,000	1,141,240
Greektown Holdings LLC (S)	8.875		03-15-19		672,000	695,520
Halcon Resources Corp. (S)	12.000		02-15-22		681,000	485,213
Halliburton Company	3.800		11-15-25		3,574,000	3,661,009
Halliburton Company	5.000		11-15-45		1,918,000	1,963,508
Harland Clarke Holdings Corp. (S)	6.875		03-01-20		132,000	120,120
Harland Clarke Holdings Corp. (S)	9.750		08-01-18		750,000	750,000
HCA, Inc.	5.250		04-15-25		900,000	931,500
HCA, Inc.	5.250		06-15-26		725,000	753,094
HCA, Inc.	7.500		11-15-95		1,685,000	1,634,450
HealthSouth Corp.	5.750		11-01-24		1,115,000	1,151,238
Hiland Partners LP (S)	7.250		10-01-20		2,010,000	2,102,963
Host Hotels & Resorts LP	4.000		06-15-25		2,190,000	2,178,973
HP Enterprise Company (S)	4.900		10-15-25		3,322,000	3,439,625
Innovation Ventures LLC (S)	9.500		08-15-19		851,000	882,913
Intel Corp.	3.700		07-29-25		7,396,000	8,128,981
International Paper Company	5.150		05-15-46		4,944,000	5,298,865
Interval Acquisition Corp. (S)	5.625		04-15-23		955,000	974,100
JBS USA LLC (S)	5.750		06-15-25		70,000	64,400
JBS USA LLC (S)	7.250		06-01-21		224,000	229,600
Johnson & Johnson	3.700		03-01-46		2,127,000	2,262,233
Johnson & Johnson	4.500		12-05-43		4,610,000	5,504,529
JPMorgan Chase & Co.	1.375		09-16-21	EUR	1,950,000	2,306,945
JPMorgan Chase & Co.	1.500		10-26-22	EUR	1,400,000	1,656,662
JPMorgan Chase & Co.	1.500		01-27-25	EUR	1,700,000	1,978,268
JPMorgan Chase & Co.	2.625		04-23-21	EUR	4,350,000	5,460,183
JPMorgan Chase & Co.	5.625		08-16-43		5,071,000	5,954,789
JPMorgan Chase & Co.	6.400		05-15-38		5,093,000	6,880,174
Kansas City Southern (S)	4.950		08-15-45		2,210,000	2,367,288
Kilroy Realty LP	4.250		08-15-29		2,250,000	2,318,159
Kilroy Realty LP	4.375		10-01-25		1,131,000	1,193,795
Kinder Morgan, Inc.	1.500		03-16-22	EUR	1,000,000	1,082,817
Kinder Morgan, Inc.	3.050		12-01-19		1,600,000	1,590,869
Kinder Morgan, Inc.	4.300		06-01-25		3,532,000	3,499,025
Kinder Morgan, Inc.	5.550		06-01-45		925,000	861,390
Kindred Healthcare, Inc.	8.000		01-15-20		355,000	353,580

14SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Kindred Healthcare, Inc.	8.750		01-15-23		600,000	$596,250
Kinetic Concepts, Inc.	10.500		11-01-18		1,336,000	1,350,228
Kraft Heinz Foods Company (S)	3.950		07-15-25		3,155,000	3,369,250
L Brands, Inc.	6.875		11-01-35		540,000	594,000
Level 3 Financing, Inc. (S)	5.250		03-15-26		385,000	390,775
Level 3 Financing, Inc. (S)	5.375		01-15-24		518,000	528,360
Lockheed Martin Corp.	4.700		05-15-46		4,522,000	5,196,547
M/I Homes, Inc.	6.750		01-15-21		872,000	872,000
Marriott International, Inc.	3.750		10-01-25		2,132,000	2,211,528
McDonald's Corp.	3.375		05-26-25		1,865,000	1,955,794
McDonald's Corp.	4.875		12-09-45		2,284,000	2,579,582
McGraw-Hill Global Education Holdings LLC (S)	7.875		05-15-24		447,000	458,175
McGraw-Hill Global Education Holdings LLC	9.750		04-01-21		415,000	446,909
McKesson Corp.	4.883		03-15-44		3,273,000	3,655,984
Medtronic, Inc.	3.500		03-15-25		2,234,000	2,394,859
Medtronic, Inc.	4.375		03-15-35		3,213,000	3,558,481
Medtronic, Inc.	4.625		03-15-45		1,724,000	1,969,515
Merck & Company, Inc.	1.875		10-15-26	EUR	1,500,000	1,842,150
Merck & Company, Inc.	4.150		05-18-43		7,124,000	7,837,283
MetLife, Inc.	4.600		05-13-46		3,967,000	4,171,892
MetLife, Inc.	5.875		02-06-41		2,720,000	3,321,351
Metropolitan Life Global Funding I	0.875		01-20-22	EUR	2,400,000	2,745,377
Metropolitan Life Global Funding I	1.250		09-17-21	EUR	1,400,000	1,645,829
Metropolitan Life Global Funding I	2.375		09-30-19	EUR	1,900,000	2,326,142
MGM Resorts International	6.000		03-15-23		1,013,000	1,052,254
MHGE Parent LLC (S)	8.500		08-01-19		1,170,000	1,175,850
Microsoft Corp.	3.750		02-12-45		8,009,000	7,968,795
Microsoft Corp.	4.450		11-03-45		1,024,000	1,140,174
Milacron LLC (S)	7.750		02-15-21		858,000	861,218
Molex Electronic Technologies LLC (S)	3.900		04-15-25		3,097,000	3,024,155
Monongahela Power Company (S)	5.400		12-15-43		2,507,000	3,040,552
Moody's Corp.	1.750		03-09-27	EUR	305,000	349,364
Morgan Stanley	1.875		03-30-23	EUR	500,000	591,030
Morgan Stanley	2.375		03-31-21	EUR	1,600,000	1,964,943
Morgan Stanley	4.000		07-23-25		6,355,000	6,677,033
Morgan Stanley	4.350		09-08-26		8,614,000	8,895,790
Morgan Stanley	5.375		08-10-20	EUR	500,000	683,986
Morgan Stanley	5.500		10-02-17	EUR	1,240,000	1,528,287
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20		1,942,000	1,922,580
MPG Holdco I, Inc.	7.375		10-15-22		721,000	721,000
National Grid North America, Inc.	0.750		02-11-22	EUR	1,400,000	1,589,707
NCI Building Systems, Inc. (S)	8.250		01-15-23		1,178,000	1,260,460
Neptune Finco Corp. (S)	6.625		10-15-25		617,000	663,275
Neptune Finco Corp. (S)	10.125		01-15-23		200,000	219,500
Neptune Finco Corp. (S)	10.875		10-15-25		1,100,000	1,223,750
Netflix, Inc.	5.500		02-15-22		1,190,000	1,243,550
Newell Brands, Inc.	5.500		04-01-46		2,148,000	2,388,484
Nordstrom, Inc.	5.000		01-15-44		2,295,000	2,398,511
Novelis, Inc.	8.750		12-15-20		920,000	949,900
NPC International, Inc.	10.500		01-15-20		670,000	699,313
NRG Energy, Inc.	7.875		05-15-21		1,240,000	1,289,104
NRG Energy, Inc.	8.250		09-01-20		350,000	362,250

SEE NOTES TO FUND'S INVESTMENTS15

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Oasis Petroleum, Inc.	6.875		03-15-22		1,169,000	$1,043,333
Occidental Petroleum Corp.	3.500		06-15-25		6,505,000	6,824,968
Occidental Petroleum Corp.	4.400		04-15-46		1,306,000	1,388,547
Oncor Electric Delivery Company LLC	3.750		04-01-45		3,239,000	3,079,544
Oncor Electric Delivery Company LLC	5.250		09-30-40		1,492,000	1,727,303
Oracle Corp.	3.900		05-15-35		2,295,000	2,336,207
Oracle Corp.	4.300		07-08-34		4,310,000	4,610,213
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23		607,000	652,904
Pacific Gas & Electric Company	4.250		03-15-46		2,127,000	2,333,319
Pacific Gas & Electric Company	4.300		03-15-45		4,986,000	5,471,178
Pacific LifeCorp (S)	5.125		01-30-43		2,090,000	2,208,018
PaperWorks Industries, Inc. (S)	9.500		08-15-19		950,000	869,250
PepsiCo, Inc.	4.450		04-14-46		1,419,000	1,593,289
PepsiCo, Inc.	4.600		07-17-45		3,257,000	3,723,588
Philip Morris International, Inc.	1.875		03-03-21	EUR	1,800,000	2,196,628
Philip Morris International, Inc.	2.750		03-19-25	EUR	450,000	584,854
Philip Morris International, Inc.	2.875		03-03-26	EUR	600,000	789,601
Philip Morris International, Inc.	3.125		06-03-33	EUR	480,000	652,505
Philip Morris International, Inc.	3.375		08-11-25		2,065,000	2,211,902
Philip Morris International, Inc.	4.125		03-04-43		1,167,000	1,218,794
Philip Morris International, Inc.	6.375		05-16-38		1,786,000	2,407,005
Praxair, Inc.	1.625		12-01-25	EUR	1,700,000	2,029,592
Praxair, Inc.	3.200		01-30-26		623,000	660,749
Prologis LP	3.000		01-18-22	EUR	1,300,000	1,625,863
Prologis LP	3.375		02-20-24	EUR	800,000	1,031,248
Prospect Medical Holdings, Inc. (S)	8.375		05-01-19		1,725,000	1,778,906
Prudential Financial, Inc.	4.600		05-15-44		3,155,000	3,230,010
Prudential Financial, Inc.	6.200		11-15-40		2,524,000	2,978,749
PulteGroup, Inc.	6.000		02-15-35		409,000	396,730
PulteGroup, Inc.	7.875		06-15-32		615,000	688,800
Rain CII Carbon LLC	8.500		01-15-21	EUR	675,000	541,074
RELX Capital, Inc.	1.300		05-12-25	EUR	1,350,000	1,555,069
Republic Services, Inc.	5.700		05-15-41		3,497,000	4,151,631
Reynolds American, Inc.	5.850		08-15-45		4,670,000	5,747,243
Riverbed Technology, Inc. (S)	8.875		03-01-23		735,000	738,675
Roche Holdings, Inc. (S)	2.625		05-15-26		2,338,000	2,352,084
Roche Holdings, Inc. (S)	3.000		11-10-25		924,000	964,219
Roche Holdings, Inc. (S)	4.000		11-28-44		3,729,000	4,055,959
S&P Global, Inc.	4.400		02-15-26		4,827,000	5,343,030
Sabine Pass Liquefaction LLC	5.625		02-01-21		1,288,000	1,279,950
SABMiller Holdings, Inc. (S)	4.950		01-15-42		6,803,000	7,698,050
Schlumberger Holdings Corp. (S)	4.000		12-21-25		4,500,000	4,803,822
Service Corp. International	5.375		05-15-24		1,321,000	1,406,046
Shea Homes LP (S)	5.875		04-01-23		274,000	276,055
Simmons Foods, Inc. (S)	7.875		10-01-21		915,000	786,900
Simon Property Group LP	4.250		10-01-44		2,802,000	2,863,652
Sinclair Television Group, Inc. (S)	5.875		03-15-26		78,000	80,730
Sinclair Television Group, Inc.	6.125		10-01-22		860,000	918,050
Sirius XM Radio, Inc. (S)	5.375		04-15-25		1,340,000	1,370,150
Six Flags Entertainment Corp. (S)	5.250		01-15-21		980,000	1,014,300
Spectrum Brands, Inc.	5.750		07-15-25		991,000	1,051,104
Sprint Communications, Inc.	6.000		11-15-22		1,861,000	1,368,784

16SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Sprint Communications, Inc.	7.000		08-15-20		1,090,000	$904,700
Sprint Corp.	7.250		09-15-21		675,000	545,063
Sprint Corp.	7.625		02-15-25		830,000	622,500
Standard Industries, Inc. (S)	5.125		02-15-21		156,457	162,715
Standard Industries, Inc. (S)	5.500		02-15-23		312,914	327,386
Stryker Corp.	4.625		03-15-46		5,279,000	5,817,664
Summit Materials LLC	6.125		07-15-23		600,000	604,500
Surgery Center Holdings, Inc. (S)	8.875		04-15-21		757,000	755,108
Swiss Re Treasury US Corp. (S)	4.250		12-06-42		2,230,000	2,212,383
T-Mobile USA, Inc.	6.125		01-15-22		1,525,000	1,604,117
T-Mobile USA, Inc.	6.500		01-15-26		150,000	159,000
T-Mobile USA, Inc.	6.836		04-28-23		415,000	442,494
Target Corp.	4.000		07-01-42		3,829,000	4,059,950
Tenet Healthcare Corp.	4.500		04-01-21		913,000	924,413
Tenet Healthcare Corp.	6.250		11-01-18		520,000	556,400
The Boeing Company	5.875		02-15-40		621,000	815,744
The Dow Chemical Company	3.500		10-01-24		5,101,000	5,314,625
The Dow Chemical Company	4.625		10-01-44		1,521,000	1,548,410
The Goodyear Tire & Rubber Company	5.125		11-15-23		480,000	495,600
The Home Depot, Inc.	4.250		04-01-46		2,496,000	2,742,046
The Home Depot, Inc.	4.400		03-15-45		4,968,000	5,566,445
The JM Smucker Company (C)	4.375		03-15-45		5,407,000	5,652,316
The Men's Wearhouse, Inc.	7.000		07-01-22		879,000	769,125
The Procter & Gamble Company	4.875		05-11-27	EUR	100,000	159,792
The Procter & Gamble Company	5.550		03-05-37		1,276,000	1,693,085
The Travelers Companies, Inc.	4.600		08-01-43		722,000	818,177
The Walt Disney Company	3.150		09-17-25		3,044,000	3,258,465
The Williams Companies, Inc.	4.550		06-24-24		1,234,000	1,067,410
Time Warner, Inc.	3.600		07-15-25		1,627,000	1,698,612
Time Warner, Inc.	4.850		07-15-45		2,190,000	2,358,212
Time Warner, Inc.	5.375		10-15-41		1,150,000	1,280,463
Toyota Motor Credit Corp.	1.000		03-09-21	EUR	1,150,000	1,358,435
UAL 2007-1 Pass Through Trust	6.636		07-02-22		49,170	51,628
Union Pacific Corp.	4.050		03-01-46		930,000	972,546
Union Pacific Corp.	4.821		02-01-44		3,323,000	3,838,384
United Airlines 2015-1 Class AA Pass Through Trust	3.450		12-01-27		1,231,000	1,252,543
United Parcel Service, Inc.	6.200		01-15-38		3,336,000	4,590,970
United Rentals North America, Inc.	5.875		09-15-26		530,000	535,963
United Rentals North America, Inc.	7.625		04-15-22		1,466,000	1,564,955
United Technologies Corp.	4.500		06-01-42		5,708,000	6,370,179
UnitedHealth Group, Inc.	3.750		07-15-25		1,301,000	1,409,981
UnitedHealth Group, Inc.	4.750		07-15-45		7,301,000	8,430,859
US Airways 2011-1 Class A Pass Through Trust	7.125		10-22-23		1,246,859	1,458,825
Valeant Pharmaceuticals International, Inc.	4.500		05-15-23	EUR	550,000	497,686
Valeant Pharmaceuticals International, Inc. (S)	6.750		08-15-21		1,420,000	1,271,788
Valeant Pharmaceuticals International, Inc. (S)	7.000		10-01-20		610,000	561,200
Verizon Communications, Inc.	2.375		02-17-22	EUR	776,000	970,714
Verizon Communications, Inc.	3.250		02-17-26	EUR	1,180,000	1,580,883
Verizon Communications, Inc.	3.500		11-01-24		3,215,000	3,349,802
Verizon Communications, Inc.	4.672		03-15-55		3,787,000	3,671,951
Verizon Communications, Inc.	6.000		04-01-41		1,559,000	1,896,979
Verizon Communications, Inc.	6.550		09-15-43		3,103,000	4,116,375

SEE NOTES TO FUND'S INVESTMENTS17

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Viking Cruises, Ltd. (S)	6.250		05-15-25		800,000	$640,000
Virginia Electric & Power Company	4.650		08-15-43		3,319,000	3,761,476
Voya Financial, Inc.	5.700		07-15-43		2,319,000	2,656,375
Wachovia Corp.	4.375		11-27-18	EUR	1,100,000	1,385,160
Wal-Mart Stores, Inc.	3.300		04-22-24		2,389,000	2,586,470
Wal-Mart Stores, Inc.	4.875		09-21-29	EUR	200,000	326,964
Wal-Mart Stores, Inc.	5.250		09-01-35		2,840,000	3,546,149
Wal-Mart Stores, Inc.	6.500		08-15-37		7,392,000	10,341,364
Waste Management, Inc.	4.100		03-01-45		4,023,000	4,147,717
Waterjet Holdings, Inc. (S)	7.625		02-01-20		519,000	518,351
Wells Fargo & Company	1.500		09-12-22	EUR	1,200,000	1,425,362
Wells Fargo & Company	2.000		04-27-26	EUR	2,100,000	2,550,512
Wells Fargo & Company	2.125		06-04-24	EUR	327,000	403,176
Wells Fargo & Company	2.250		09-03-20	EUR	430,000	530,077
Wells Fargo & Company	2.625		08-16-22	EUR	1,600,000	2,025,321
Wells Fargo & Company	4.100		06-03-26		8,371,000	8,812,411
Wells Fargo & Company	5.375		02-07-35		2,003,000	2,443,067
WestRock MWV LLC	8.200		01-15-30		3,636,000	4,688,062
WideOpenWest Finance LLC	13.375		10-15-19		657,000	657,000
Windstream Services LLC	6.375		08-01-23		1,620,000	1,235,250
XPO Logistics, Inc.	5.750		06-15-21	EUR	275,000	310,265
XPO Logistics, Inc. (S)	6.500		06-15-22		1,488,000	1,454,520
ZF North America Capital, Inc.	2.250		04-26-19	EUR	1,400,000	1,646,510
ZF North America Capital, Inc.	2.750		04-27-23	EUR	700,000	822,866
ZF North America Capital, Inc. (S)	4.750		04-29-25		610,000	618,388
Capital preferred securities 0.0%						$1,032,393
(Cost $1,080,337)
United States 0.0%						1,032,393
GE Capital Trust IV (4.625% to 9-15-16, then 3 month EURIBOR + 1.600%)	4.625		09-15-66	EUR	895,000	1,032,393
Foreign government obligations 5.6%						$513,671,533
(Cost $595,870,946)
Germany 0.3%						22,979,376
Federal Republic of Germany	0.500		02-15-25	EUR	10,598,000	12,524,442
Federal Republic of Germany	0.500		02-15-26	EUR	6,875,000	8,039,283
Federal Republic of Germany	1.000		08-15-24	EUR	1,450,000	1,788,184
Federal Republic of Germany	1.500		05-15-24	EUR	490,000	627,467
Mexico 5.3%						490,692,157
Government of Mexico	6.500		06-10-21	MXN	1,976,974,800	121,178,668
Government of Mexico	7.500		06-03-27	MXN	1,892,930,200	123,176,646
Government of Mexico	8.500		05-31-29	MXN	1,766,707,700	124,343,941
Government of Mexico	10.000		12-05-24	MXN	1,628,501,400	121,992,902
U.S. Government and Agency obligations 19.3%						$1,769,647,071
(Cost $1,739,619,767)
U.S. Government 19.3%						1,769,647,071
U.S. Treasury Inflation Protected Security	0.125		07-15-22		240,985,800	252,927,577
U.S. Treasury Inflation Protected Security	0.125		01-15-23		6,038,800	6,261,756
U.S. Treasury Inflation Protected Security	0.125		07-15-24		191,057,400	192,000,276
U.S. Treasury Inflation Protected Security	0.250		01-15-25		179,326,000	181,443,405
U.S. Treasury Inflation Protected Security	0.375		07-15-23		209,473,800	220,089,987
U.S. Treasury Inflation Protected Security	0.375		07-15-25		168,775,400	173,023,216

18SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (% )	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Inflation Protected Security	0.625	01-15-24	195,989,700	$207,901,492
U.S. Treasury Inflation Protected Security	0.625	01-15-26	158,318,800	165,604,194
U.S. Treasury Inflation Protected Security	2.000	01-15-26	124,708,100	174,790,627
U.S. Treasury Inflation Protected Security	2.375	01-15-25	130,389,100	195,604,541
			Shares	Value
Common stocks 21.6%				$1,982,806,432
(Cost $1,945,479,827)
Australia 0.0%				3,034,396
	Oil Search, Ltd.		572,339	3,034,396
Austria 0.1%				5,389,372
	Oesterreichische Post AG (I)		137,908	5,389,372
Belgium 0.2%				13,269,831
	Anheuser-Busch InBev SA		34,112	4,231,748
	Umicore SA		181,052	9,038,083
Bermuda 0.1%				7,856,360
	Lazard, Ltd., Class A		156,945	5,657,867
	Validus Holdings, Ltd.		47,700	2,198,493
Canada 0.1%				12,214,077
	Africa Oil Corp. (I)		310,616	541,492
	Alimentation Couche-Tard, Inc., Class B		107,704	4,721,224
	Canadian Pacific Railway, Ltd.		9,232	1,331,716
	Element Financial Corp.		500,779	5,619,645
China 0.1%				9,466,779
	Baidu, Inc., ADR (I)		26,942	5,234,831
	JD.com, Inc., ADR (I)		136,958	3,500,646
	Tianhe Chemicals Group, Ltd. (I) (S)		4,848,409	731,302
Denmark 0.9%				80,915,921
	Coloplast A/S, B Shares		112,255	8,409,638
	Danske Bank A/S		1,138,340	32,208,838
	ISS A/S		181,325	6,887,562
	Novo Nordisk A/S, B Shares		462,837	25,842,224
	Vestas Wind Systems A/S		105,720	7,567,659
Finland 0.8%				74,019,449
	Kesko OYJ, B Shares		230,962	9,238,172
	Kone OYJ, B Shares		202,743	9,263,858
	Nokia OYJ		2,470,614	14,585,333
	Sampo OYJ, A Shares		329,367	14,406,941
	Stora Enso OYJ, R Shares		1,862,071	16,280,338
	Wartsila OYJ ABP		238,709	10,244,807
France 1.2%				113,002,338
	AXA SA		667,298	16,849,089
	Klepierre		226,548	10,655,163
	Orange SA		606,991	10,084,556
	Orpea		83,306	6,872,703
	Societe BIC SA		101,993	14,481,382
	Total SA		459,634	23,230,378
	Veolia Environnement SA		724,704	17,802,852
	Vivendi SA		678,081	13,026,215

SEE NOTES TO FUND'S INVESTMENTS19

Global Absolute Return Strategies Fund

	Shares	Value
Germany 0.9%		$82,896,426
Bayer AG	109,022	12,599,398
Covestro AG (I) (S)	64,504	2,551,701
Deutsche Post AG	464,463	13,642,861
Deutsche Telekom AG	1,594,787	27,994,114
Infineon Technologies AG	370,625	5,287,946
Siemens AG	99,538	10,416,529
TUI AG	716,759	10,403,877
Hong Kong 0.0%		60,030
China Metal Recycling Holdings, Ltd. (I)	1,799,400	0
REXLot Holdings, Ltd.	3,350,000	60,030
India 0.0%		704,441
Vedanta Resources PLC	114,158	704,441
Ireland 0.5%		48,391,170
Allegion PLC	145,041	9,492,933
CRH PLC (I)	361,299	10,514,902
Glanbia PLC	300,824	5,678,110
Ryanair Holdings PLC, ADR	215,005	17,404,655
Shire PLC	84,942	5,300,570
Italy 0.8%		71,318,120
Atlantia SpA	528,530	14,732,582
Banca Popolare di Milano Scarl	3,854,647	2,933,506
Enel SpA	3,107,149	14,121,520
Intesa Sanpaolo SpA	6,094,389	16,941,269
Mediobanca SpA	1,740,956	14,341,128
Telecom Italia SpA	10,486,143	8,248,115
Japan 0.2%		20,773,467
Kumagai Gumi Company, Ltd.	566,136	1,531,600
Mitsubishi UFJ Financial Group, Inc.	818,128	3,775,510
Mitsui Fudosan Company, Ltd.	249,733	6,099,088
Resorttrust, Inc.	203,854	4,214,778
Seven & i Holdings Company, Ltd.	126,279	5,152,491
Luxembourg 0.1%		9,855,305
RTL Group SA	117,707	9,855,305
Netherlands 0.7%		59,281,394
Euronext NV (S)	41,019	1,733,959
ING Groep NV	746,702	9,149,697
Koninklijke Ahold NV	219,800	4,785,999
Koninklijke KPN NV	3,862,143	15,176,966
Koninklijke Philips NV	395,888	10,878,490
NN Group NV	206,276	7,160,401
Royal Dutch Shell PLC, A Shares	396,891	10,395,882
Portugal 0.2%		15,674,484
CTT-Correios de Portugal SA	656,293	6,068,947
Galp Energia SGPS SA	564,382	7,754,324
Jeronimo Martins SGPS SA	113,069	1,851,213
Singapore 0.1%		13,208,740
Broadcom, Ltd.	90,626	13,208,740

20SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
South Africa 0.0%		$2,385,898
Mondi PLC	124,560	2,385,898
Spain 0.6%		51,190,748
ACS Actividades de Construccion y Servicios SA	283,169	9,391,791
Amadeus IT Holding SA, A Shares	153,293	6,990,251
Bankinter SA	2,058,673	15,713,505
Endesa SA	579,804	12,199,057
Industria de Diseno Textil SA	214,261	6,896,144
Sweden 0.7%		67,948,290
Assa Abloy AB, B Shares	392,882	8,255,336
Lundin Petroleum AB (I)	154,315	2,895,218
Securitas AB, B Shares	643,347	10,172,761
Svenska Handelsbanken AB, A Shares	1,095,509	14,614,257
Swedbank AB, A Shares	811,832	17,526,493
Swedish Match AB	456,026	14,484,225
Switzerland 1.6%		142,321,177
Glencore PLC (I)	1,907,597	4,559,017
Nestle SA	384,917	28,730,084
Novartis AG	282,116	21,469,666
Partners Group Holding AG	20,203	8,332,500
Roche Holding AG	120,866	30,580,213
UBS Group AG	1,354,815	23,486,341
Zurich Insurance Group AG (I)	112,144	25,163,356
United Kingdom 3.9%		358,402,532
AA PLC	1,735,299	7,073,405
ARM Holdings PLC	490,685	6,735,099
AstraZeneca PLC	141,146	8,097,940
Aviva PLC	1,760,400	11,153,033
Babcock International Group PLC	1,133,328	15,727,248
Barclays PLC	1,026,073	2,576,231
Barratt Developments PLC	925,325	7,205,901
Bellway PLC	281,921	10,094,852
Berkeley Group Holdings PLC	132,980	5,827,268
BP PLC	2,585,746	14,245,911
BT Group PLC	4,267,347	27,661,345
BTG PLC (I)	132,698	1,150,470
Close Brothers Group PLC	49,439	876,790
Direct Line Insurance Group PLC	1,521,782	8,061,852
Dixons Carphone PLC	1,246,366	7,758,592
DS Smith PLC	961,192	5,360,866
Essentra PLC	99,279	1,180,710
Galliford Try PLC	96,002	1,794,653
GKN PLC	826,266	3,371,940
GlaxoSmithKline PLC	609,612	13,028,952
HSBC Holdings PLC	4,273,076	28,317,244
IMI PLC	209,774	2,870,734
Imperial Brands PLC	316,570	17,212,992
Inchcape PLC	766,422	7,602,167
International Consolidated Airlines Group SA	498,228	3,841,933
International Consolidated Airlines Group SA	2,014,213	15,485,914
Johnson Matthey PLC	188,449	7,964,805

SEE NOTES TO FUND'S INVESTMENTS21

Global Absolute Return Strategies Fund

	Shares	Value
United Kingdom (continued)
Legal & General Group PLC	130,599	$426,785
Lloyds Banking Group PLC	14,733,877	14,461,514
McCarthy & Stone PLC (I) (S)	517,041	1,753,026
National Grid PLC	923,498	13,177,076
Petrofac, Ltd.	69,356	859,289
Prudential PLC	574,231	11,335,093
RELX PLC	463,423	8,210,141
Rio Tinto PLC	438,694	14,716,611
Senior PLC	212,799	678,787
Severn Trent PLC	251,285	8,192,007
The Restaurant Group PLC	727,697	2,928,214
The Sage Group PLC	1,335,653	11,569,310
Thomas Cook Group PLC (I)	2,260,296	2,922,510
United Utilities Group PLC	332,599	4,573,623
Vodafone Group PLC	5,157,527	16,616,774
W.S. Atkins PLC	189,764	3,702,925
United States 7.8%		719,225,687
AbbVie, Inc.	48,029	2,929,769
Activision Blizzard, Inc.	219,426	7,563,614
Acuity Brands, Inc.	28,234	6,885,990
Advance Auto Parts, Inc.	44,345	6,922,255
Aetna, Inc.	25,626	2,877,031
Alliance Data Systems Corp. (I)	33,696	6,850,734
Alphabet, Inc., Class A (I)	5,263	3,725,572
Alphabet, Inc., Class C (I)	18,754	12,996,709
Altria Group, Inc.	80,700	5,060,697
Amazon.com, Inc. (I)	5,848	3,857,282
American International Group, Inc.	87,761	4,898,819
American Tower Corp.	155,746	16,334,617
Amgen, Inc.	68,921	10,910,194
Apple, Inc.	66,774	6,259,395
Arthur J. Gallagher & Company	63,405	2,919,166
Avis Budget Group, Inc. (I)	64,221	1,611,947
Bank of America Corp.	2,603,547	37,907,644
BB&T Corp.	336,464	11,904,096
Blackhawk Network Holdings, Inc. (I)	164,083	5,271,987
Boston Scientific Corp. (I)	645,653	14,152,714
Bristol-Myers Squibb Company	24,401	1,761,264
Cardinal Health, Inc.	55,718	4,371,634
Cavium, Inc. (I)	78,925	3,896,527
CBRE Group, Inc., Class A (I)	141,109	4,181,060
Celgene Corp. (I)	135,117	13,972,449
Chevron Corp.	25,154	2,570,236
Citigroup, Inc.	1,049,438	48,567,991
CMS Energy Corp.	229,258	9,326,215
Cognizant Technology Solutions Corp., Class A (I)	60,556	3,534,654
Comcast Corp., Class A	68,857	4,183,751
Comerica, Inc.	129,646	5,756,282
Concho Resources, Inc. (I)	16,880	1,960,950
CVS Health Corp.	144,932	14,565,666
Delta Air Lines, Inc.	83,372	3,474,111
Dollar Tree, Inc. (I)	44,227	3,525,334

22SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
United States (continued)
Electronic Arts, Inc. (I)	134,017	$8,288,951
Eli Lilly & Company	32,289	2,438,788
EOG Resources, Inc.	36,496	3,015,300
Equifax, Inc.	20,472	2,461,758
Equinix, Inc.	23,081	7,624,808
Evercore Partners, Inc., Class A	82,566	4,263,708
Exxon Mobil Corp.	34,373	3,038,573
Facebook, Inc., Class A (I)	145,533	17,111,770
Fifth Third Bancorp	425,426	7,789,550
First Data Corp., Class A (I)	107,812	1,227,979
First Republic Bank	169,963	11,951,798
FleetCor Technologies, Inc. (I)	58,293	9,016,761
Fortune Brands Home & Security, Inc.	245,455	13,600,662
General Dynamics Corp.	14,169	1,991,028
Gilead Sciences, Inc.	39,614	3,494,351
Halliburton Company	225,108	9,299,211
Hanesbrands, Inc.	380,278	11,039,470
Hess Corp.	28,083	1,674,308
Hewlett Packard Enterprise Company	375,958	6,263,460
Huntington Bancshares, Inc.	377,331	3,795,950
Ingersoll-Rand PLC	38,002	2,490,651
JPMorgan Chase & Co.	657,268	41,539,338
Kansas City Southern	24,203	2,293,234
KeyCorp.	620,654	7,627,838
Kimberly-Clark Corp.	24,841	3,109,845
LyondellBasell Industries NV, Class A	56,242	4,649,526
M&T Bank Corp.	56,494	6,684,370
Martin Marietta Materials, Inc.	72,120	12,204,868
McDonald's Corp.	51,836	6,556,736
Microsoft Corp.	56,449	2,815,112
Mondelez International, Inc., Class A	104,883	4,505,774
Newell Rubbermaid, Inc.	315,412	14,363,862
OneMain Holdings, Inc. (I)	57,022	1,814,440
People's United Financial, Inc.	256,999	3,983,485
PepsiCo, Inc.	58,631	6,036,648
Pfizer, Inc.	134,062	4,385,168
Regions Financial Corp.	899,051	8,433,098
salesforce.com, Inc. (I)	40,564	3,074,751
Stillwater Mining Company (I)	415,550	5,069,710
SunTrust Banks, Inc.	244,093	10,188,442
The Charles Schwab Corp.	317,450	9,018,755
The Hartford Financial Services Group, Inc.	193,701	8,596,450
The Home Depot, Inc.	42,527	5,693,940
The Kraft Heinz Company	173,221	13,523,363
The PNC Financial Services Group, Inc.	196,064	17,210,498
The TJX Companies, Inc.	92,893	7,043,147
UnitedHealth Group, Inc.	33,059	4,353,209
US Bancorp	458,692	19,581,561
Verizon Communications, Inc.	62,024	3,159,503
Vertex Pharmaceuticals, Inc. (I)	15,799	1,332,488
Visteon Corp.	84,916	6,765,258
Wells Fargo & Company	777,835	38,876,193

SEE NOTES TO FUND'S INVESTMENTS23

Global Absolute Return Strategies Fund

				Shares	Value
United States (continued)
Zions Bancorporation				195,054	$5,367,886
				Shares/Par	Value
Purchased options 1.0%					$95,129,185
(Cost $91,399,317)
Call options 0.1%					9,453,380
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-17-16; Strike Price: $2,005) (I)				350	2,856,000
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-17-16; Strike Price: $2,025) (I)				490	3,265,850
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-17-16; Strike Price: $2,035) (I)				334	1,985,630
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-17-16; Strike Price: $2,060) (I)				313	1,345,900
Put options 0.9%					85,675,805
Exchange Traded Option on Euro STOXX 50 Index (Expiration Date: 12-15-17; Strike Price: EUR 3,400) (I)				4,166	31,655,723
Exchange Traded Option on Euro STOXX 50 Index (Expiration Date: 12-16-16; Strike Price: EUR 3,000) (I)				67,000	17,852,448
Exchange Traded Option on Euro STOXX 50 Index (Expiration Date: 12-21-18; Strike Price: EUR 3,000) (I)				3,671	22,148,238
Over the Counter Option on 20 Year Interest Rate Swap (Expiration Date: 12-12-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 12-14-53; Counterparty: Morgan Stanley) (I)				30,000,000	1,046,132
Over the Counter Option on 20 Year Interest Rate Swap (Expiration Date: 12-20-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 12-21-53; Counterparty: Morgan Stanley) (I)				10,000,000	348,722
Over the Counter Option on 20 Year Interest Rate Swap (Expiration Date: 12-5-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 12-7-53; Counterparty: Morgan Stanley) (I)				25,000,000	871,748
Over the Counter Option on 20 Year Interest Rate Swap (Expiration Date: 4-3-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 4-5-54; Counterparty: Morgan Stanley) (I)				25,000,000	872,235
Over the Counter Option on 20 Year Interest Rate Swap (Expiration Date: 5-9-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 5-10-54; Counterparty: Morgan Stanley) (I)				56,000,000	1,954,120
Over the Counter Option on Apple CBOE FLEX Options (Expiration Date: 6-17-16; Strike Price: $125; Counterparty: Morgan Stanley) (I)				1,814	5,774,280
Over the Counter Option on Swiss Market Index (Expiration Date: 6-17-16; Strike Price: CHF 7,812.50; Counterparty: JPMorgan Chase Bank) (I)				19,830	3,152,159
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 35.8%					$3,288,636,561
(Cost $3,288,046,340)
Certificate of deposit 11.8%					1,085,925,055
Abbey National Treasury Services PLC	0.850		07-15-16	100,000,000	100,041,200
ABN AMRO Bank NV	0.639		06-20-16	100,000,000	99,925,600
Credit Agricole SA	0.840		09-06-16	60,000,000	60,009,600
Credit Suisse Group AG	0.940		10-14-16	100,000,000	99,968,000
Industrial & Commercial Bank of China, Ltd.	0.650		05-25-16	50,000,000	50,003,750
Mizuho Bank, Ltd.	0.720		07-18-16	100,000,000	100,013,300
Nationwide Building Society	0.780		07-13-16	76,000,000	75,998,176
Natixis SA	0.760		06-01-16	100,000,000	100,018,700
Qatar National Bank London	0.985		09-12-16	100,000,000	99,661,500
Societe Generale SA	0.920		10-21-16	100,000,000	100,227,929
The Goldman Sachs Group, Inc.	0.720		06-10-16	100,000,000	100,028,600
UBS Group AG	0.880		09-08-16	100,000,000	100,028,700
Commercial paper 9.8%					899,425,200
Asian Development Bank	0.380		05-11-16	100,000,000	99,989,200
Banque Federative du Credit Mutuel SA	0.827		08-03-16	100,000,000	99,816,300
Caisse des Depots et Consignations	0.609		05-23-16	100,000,000	99,977,800
European Investment Bank	0.489		05-09-16	100,000,000	99,992,500
KFW	0.529		06-13-16	100,000,000	99,938,500
Landwirtschaftliche Rentenbank	0.460		05-26-16	100,000,000	99,968,100
Mitsubishi UFJ Trust & Banking Corp.	0.768		08-19-16	100,000,000	99,793,500

24SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Yield	* (%)	Maturity date	Par value^	Value
Commercial paper (continued)
NRW.BANK	0.430		05-12-16	100,000,000	$99,987,800
Pohjola Bank PLC	0.669		05-25-16	100,000,000	99,961,500
Time deposits 5.9%					539,895,248
BNP Paribas SA	0.360		05-03-16	62,695,482	62,695,482
Danske Bank A/S	0.350		05-03-16	45,220,749	45,220,749
DBS Bank, Ltd.	0.650		05-03-16	50,040,000	50,042,664
DZ Bank AG	0.280		05-03-16	170,371,065	170,371,065
KBC Bank NV	0.300		05-03-16	75,514,952	75,514,952
Lloyds Banking PLC	0.300		05-03-16	1,055,985	1,055,985
Standard Chartered Bank PLC	0.350		05-03-16	34,993,295	34,993,295
Sumitomo Mitsui Financial Group, Inc.	0.340		05-03-16	100,001,056	100,001,056
U.S. Government 7.6%					695,728,844
U.S. Treasury Bill (D)	0.233		08-11-16	236,000,000	235,838,104
U.S. Treasury Bill (D)	0.325		06-23-16	120,000,000	119,975,280
U.S. Treasury Bill (D)	0.330		05-26-16	120,000,000	119,987,280
U.S. Treasury Bill	0.334		06-16-16	120,000,000	119,978,280
U.S. Treasury Bill	0.532		07-28-16	100,000,000	99,949,900
			Yield (%)	Shares	Value
Money market funds 0.7%					$67,662,214
BlackRock Cash Fund - Prime, Institutional Class			0.4614(Y)	67,662,214	67,662,214
Total investments (Cost $9,020,848,978)† 98.3%					$9,029,367,306
Other assets and liabilities, net 1.7%					$154,703,315
Total net assets 100.0%					$9,184,070,621

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $9,038,545,200. Net unrealized depreciation aggregated to $9,177,894, of which $241,715,597 related to appreciated investment securities and $250,893,491 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS25

Global Absolute Return Strategies Fund

The fund had the following sector composition as a percentage of net assets on 4-30-16:

U.S. Government	19.3%
Financials	12.1%
Foreign government obligations	5.6%
Industrials	3.9%
Health care	3.6%
Consumer discretionary	3.5%
Consumer staples	2.7%
Telecommunication services	2.5%
Utilities	2.2%
Information technology	2.2%
Materials	2.0%
Energy	1.9%
Purchased options	1.0%
Short-term investments and other	37.5%
TOTAL	100.0%

26SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,378,444,131	—	$1,378,444,131	—
Capital preferred securities	1,032,393	—	1,032,393	—
Foreign government obligations	513,671,533	—	513,671,533	—
U.S. Government and Agency obligations	1,769,647,071	—	1,769,647,071	—
Common stocks	1,982,806,432	$787,596,437	1,194,478,693	$731,302
Purchased options	95,129,185	81,109,789	14,019,396	—
Short-term investments	3,288,636,561	67,662,214	3,220,974,347	—
Total investments in securities	$9,029,367,306	$936,368,440	$8,092,267,564	$731,302
Other financial instruments:
Futures	($59,087,060)	($46,617,481)	($12,469,579)	—
Forward foreign currency contracts	(123,328,071)	—	(123,328,071)	—
Written options	(42,287,505)	(36,980,815)	(5,306,690)	—
Interest rate swaps	(44,667,179)	—	(44,667,179)	—
Credit default swaps	5,120,900	—	5,120,900	—

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total return swaps	(13,858,632)	—	(13,858,632)	—
Variance swaps	2,172,559	—	2,172,559	—

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2016, the fund used futures contracts to manage against anticipated changes in securities markets and interest rate changes, gain exposure to certain securities markets and foreign bond markets and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at April 30, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Australia 3-Year Treasury Bond Futures	1,234	Long	Jun 2016	$104,703,002	$105,139,928	$436,926
Australia 10-Year Treasury Bond Futures	17,943	Long	Jun 2016	1,774,411,796	1,782,374,653	7,962,857
Euro STOXX 50 Index Futures	11,638	Long	Jun 2016	399,036,588	397,252,760	(1,783,828)
Hang Seng Index Futures	192	Long	May 2016	26,360,167	25,719,619	(640,548)
NASDAQ 100 E-Mini Futures	2,863	Long	Jun 2016	249,425,201	248,021,690	(1,403,511)
NIKKEI 225 Futures	1,406	Long	Jun 2016	220,345,892	209,314,286	(11,031,606)
S&P 500 Index E-Mini Futures	1,187	Long	Jun 2016	120,962,553	122,207,585	1,245,032
ASX SPI 200 Index Futures	150	Short	Jun 2016	(14,724,220)	(14,898,151)	(173,931)
FTSE 100 Index Futures	1,703	Short	Jun 2016	(151,634,543)	(154,663,226)	(3,028,683)
FTSE 250 Index Futures	549	Short	Jun 2016	(26,311,314)	(26,872,124)	(560,810)
OMX Stockholm 30 Index Futures	5,851	Short	May 2016	(98,359,812)	(98,596,427)	(236,615)
Russell 2000 Index Futures	8,610	Short	Jun 2016	(921,938,357)	(971,810,700)	(49,872,343)
						($59,087,060)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity and liquidity of the fund. The following table summarizes the contracts held at April 30, 2016.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AUD	12,000,000	USD	8,464,272	Citigroup, Inc.	5/4/2016	$659,569	—	$659,569
AUD	149,526,000	USD	109,572,653	HSBC Bank PLC	5/3/2016	4,119,770	—	4,119,770

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AUD	12,000,000	USD	9,277,560	HSBC Bank PLC	5/12/2016	—	($156,805)	(156,805)
AUD	63,474,000	USD	47,151,661	SG Securities, Ltd. Hong Kong	5/3/2016	1,110,934	—	1,110,934
AUD	29,319,994	USD	20,929,198	SG Securities, Ltd. Hong Kong	5/4/2016	1,363,381	—	1,363,381
AUD	373,116,853	USD	277,230,635	SG Securities, Ltd. Hong Kong	5/5/2016	6,445,598	—	6,445,598
CAD	3,000,000	USD	2,373,473	Citigroup, Inc.	5/4/2016	17,537	—	17,537
CHF	26,000,000	USD	26,710,444	Deutsche Bank AG	6/9/2016	437,914	—	437,914
EUR	38,900,000	USD	44,068,157	Barclays Capital	5/20/2016	496,782	—	496,782
EUR	3,043,350	USD	3,474,990	Citigroup, Inc.	7/15/2016	17,927	—	17,927
EUR	7,630,648	USD	8,668,086	Deutsche Bank AG	7/15/2016	89,771	—	89,771
EUR	67,600,000	USD	76,461,011	Deutsche Bank AG	7/19/2016	1,134,196	—	1,134,196
EUR	71,978	USD	81,251	Deutsche Bank AG	7/21/2016	1,374	—	1,374
EUR	1,562,833	USD	1,783,300	Goldman Sachs & Company	7/15/2016	10,396	—	10,396
EUR	6,840,360	USD	7,814,874	UBS Warburg	7/15/2016	35,953	—	35,953
GBP	18,000,000	USD	25,625,092	Citigroup, Inc.	6/9/2016	678,341	—	678,341
GBP	20,000,000	USD	28,816,740	Royal Bank of Scotland PLC	6/9/2016	409,296	—	409,296
GBP	530,137	USD	750,456	UBS Warburg	7/21/2016	24,346	—	24,346
INR	4,500,000,000	USD	64,937,876	BNP Paribas SA	5/18/2016	2,702,654	—	2,702,654
INR	21,930,000,000	USD	316,990,297	BNP Paribas SA	5/26/2016	12,119,354	—	12,119,354
INR	4,500,000,000	USD	66,606,474	BNP Paribas SA	7/20/2016	234,402	—	234,402
JPY	1,000,000,000	USD	8,800,160	Royal Bank of Scotland PLC	5/12/2016	600,309	—	600,309
KRW	13,900,000,000	USD	11,300,813	Deutsche Bank AG	6/9/2016	891,739	—	891,739
KRW	72,250,000,000	USD	63,410,567	Merrill Lynch	5/10/2016	—	(6,496)	(6,496)
MXN	1,400,000,000	USD	80,260,963	BNP Paribas SA	5/17/2016	996,203	—	996,203
MXN	889,224,000	USD	47,134,771	Citigroup, Inc.	5/10/2016	4,513,428	—	4,513,428
MXN	1,690,000,000	USD	90,739,946	Goldman Sachs & Company	5/3/2016	7,489,312	—	7,489,312
MXN	1,650,400,000	USD	87,036,544	HSBC Bank PLC	5/18/2016	8,744,263	—	8,744,263
MXN	1,500,000,000	USD	79,467,113	Merrill Lynch	5/18/2016	7,585,245	—	7,585,245
MXN	169,376,000	USD	9,000,751	Morgan Stanley	5/10/2016	837,002	—	837,002
MXN	1,522,000,000	USD	79,270,833	Royal Bank of Scotland PLC	5/13/2016	9,103,403	—	9,103,403
MXN	1,404,954,900	USD	79,001,063	Royal Bank of Scotland PLC	5/17/2016	2,543,690	—	2,543,690
MXN	1,400,000,000	USD	80,316,677	UBS Warburg	5/17/2016	940,489	—	940,489
MXN	890,000,000	USD	48,474,946	UBS Warburg	5/24/2016	3,144,466	—	3,144,466
MXN	3,661,000,000	USD	200,246,137	UBS Warburg	6/3/2016	11,872,580	—	11,872,580
SEK	322,500,000	EUR	35,190,904	Barclays Capital	7/18/2016	—	(119,415)	(119,415)
SEK	645,000,000	EUR	70,427,915	Barclays Capital	7/25/2016	—	(288,973)	(288,973)
SEK	322,500,000	EUR	35,244,161	Deutsche Bank AG	7/18/2016	—	(180,545)	(180,545)
SEK	645,000,000	EUR	70,464,234	Deutsche Bank AG	7/20/2016	—	(332,649)	(332,649)
USD	148,039,047	AUD	213,000,000	BNP Paribas SA	5/3/2016	—	(13,915,971)	(13,915,971)
USD	20,329,018	AUD	29,319,994	BNP Paribas SA	5/4/2016	—	(1,963,562)	(1,963,562)
USD	131,830,409	AUD	188,116,853	Citigroup, Inc.	5/5/2016	—	(11,192,560)	(11,192,560)
USD	9,280,836	AUD	12,000,000	HSBC Bank PLC	5/4/2016	156,995	—	156,995
USD	129,634,310	AUD	185,000,000	HSBC Bank PLC	5/5/2016	—	(11,018,953)	(11,018,953)
USD	42,330,319	AUD	58,800,000	HSBC Bank PLC	6/9/2016	—	(2,308,022)	(2,308,022)
USD	2,373,468	CAD	3,000,000	Citigroup, Inc.	5/12/2016	—	(17,542)	(17,542)
USD	2,133,159	CAD	3,000,000	Merrill Lynch	5/4/2016	—	(257,851)	(257,851)
USD	13,412,412	CAD	18,050,000	Morgan Stanley	6/9/2016	—	(973,524)	(973,524)
USD	118,301,838	CHF	114,250,000	BNP Paribas SA	7/6/2016	—	(1,149,910)	(1,149,910)
USD	119,176,395	CHF	114,250,000	Deutsche Bank AG	7/26/2016	—	(379,528)	(379,528)
USD	164,751,477	CHF	163,700,000	Goldman Sachs & Company	6/9/2016	—	(6,178,765)	(6,178,765)
USD	10,323,881	CHF	10,000,000	HSBC Bank PLC	8/4/2016	—	(144,882)	(144,882)
USD	119,478,374	CHF	114,250,000	Merrill Lynch	7/12/2016	—	(4,627)	(4,627)
USD	120,618,780	CHF	114,250,000	Morgan Stanley	7/19/2016	1,099,318	—	1,099,318
USD	9,601,525	DKK	64,000,000	Deutsche Bank AG	5/12/2016	—	(247,722)	(247,722)

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	19,881,836	DKK	136,000,000	Morgan Stanley	6/9/2016	—	(1,065,919)	(1,065,919)
USD	256,215,283	EUR	235,000,000	Citigroup, Inc.	6/9/2016	—	(13,176,587)	(13,176,587)
USD	252,072,825	EUR	221,507,182	Citigroup, Inc.	7/15/2016	—	(2,155,638)	(2,155,638)
USD	82,270,991	EUR	72,832,844	Citigroup, Inc.	7/21/2016	—	(1,335,769)	(1,335,769)
USD	4,577,171	EUR	4,000,000	Citigroup, Inc.	8/12/2016	—	(17,853)	(17,853)
USD	239,033,760	EUR	210,000,000	Deutsche Bank AG	7/15/2016	—	(1,987,667)	(1,987,667)
USD	162,920,113	EUR	143,883,137	Goldman Sachs & Company	7/28/2016	—	(2,281,666)	(2,281,666)
USD	22,872,591	EUR	21,000,000	HSBC Bank PLC	6/9/2016	—	(1,200,725)	(1,200,725)
USD	1,485,271	EUR	1,300,650	HSBC Bank PLC	7/15/2016	—	(7,513)	(7,513)
USD	110,103,936	EUR	96,000,000	Merrill Lynch	7/19/2016	—	(90,441)	(90,441)
USD	249,776,742	EUR	218,962,788	Merrill Lynch	7/27/2016	—	(1,621,467)	(1,621,467)
USD	3,388,033	EUR	2,968,570	Morgan Stanley	7/15/2016	—	(19,058)	(19,058)
USD	127,672,750	EUR	114,000,000	RBS Securities, Inc.	5/20/2016	—	(2,928,871)	(2,928,871)
USD	260,497,654	EUR	238,873,992	SG Securities, Ltd. Hong Kong	6/9/2016	—	(13,335,160)	(13,335,160)
USD	28,744,300	GBP	20,000,000	BNP Paribas SA	6/9/2016	—	(481,736)	(481,736)
USD	7,299,924	GBP	5,000,000	Barclays Capital	8/4/2016	—	(8,024)	(8,024)
USD	13,177,970	GBP	9,292,314	Citigroup, Inc.	7/22/2016	—	(402,916)	(402,916)
USD	278,998,636	GBP	200,000,000	Merrill Lynch	6/9/2016	—	(13,261,726)	(13,261,726)
USD	12,800,000	GBP	9,003,892	Morgan Stanley	6/9/2016	—	(357,404)	(357,404)
USD	9,927,948	GBP	7,042,821	Royal Bank of Scotland PLC	7/15/2016	—	(365,053)	(365,053)
USD	17,498,527	GBP	12,000,000	Societe Generale SA	8/4/2016	—	(40,547)	(40,547)
USD	9,668,348	GBP	6,839,342	UBS Warburg	7/21/2016	—	(327,447)	(327,447)
USD	20,141,883	HKD	157,000,000	Royal Bank of Scotland PLC	5/12/2016	—	(100,119)	(100,119)
USD	17,034,815	JPY	2,000,000,000	Barclays Capital	5/12/2016	—	(1,766,123)	(1,766,123)
USD	35,305,927	JPY	4,025,000,000	Morgan Stanley	6/9/2016	—	(2,559,248)	(2,559,248)
USD	84,644,462	KRW	104,404,712,241	Barclays Capital	5/27/2016	—	(6,954,699)	(6,954,699)
USD	125,213,667	KRW	145,604,712,241	Barclays Capital	7/5/2016	—	(2,447,012)	(2,447,012)
USD	91,105,973	KRW	104,404,712,241	Barclays Capital	7/12/2016	—	(420,835)	(420,835)
USD	95,816,237	KRW	110,985,863,277	Barclays Capital	7/21/2016	—	(1,464,648)	(1,464,648)
USD	69,704,627	KRW	80,000,000,000	JPMorgan Chase Bank	7/6/2016	—	(435,133)	(435,133)
USD	59,528,714	KRW	72,250,000,000	Merrill Lynch	5/10/2016	—	(3,875,357)	(3,875,357)
USD	62,462,177	KRW	72,250,000,000	Merrill Lynch	7/15/2016	—	(872,751)	(872,751)
USD	62,472,979	KRW	72,250,000,000	Merrill Lynch	7/21/2016	—	(855,302)	(855,302)
USD	62,703,406	KRW	72,250,000,000	Merrill Lynch	7/25/2016	—	(620,467)	(620,467)
USD	63,249,030	KRW	72,250,000,000	Merrill Lynch	8/10/2016	—	(60,393)	(60,393)
USD	82,764,715	MXN	1,460,000,000	BNP Paribas SA	7/8/2016	—	(1,532,749)	(1,532,749)
USD	79,810,280	MXN	1,400,000,000	BNP Paribas SA	7/15/2016	—	(971,588)	(971,588)
USD	227,731,858	MXN	4,204,954,900	Citigroup, Inc.	5/17/2016	—	(16,327,230)	(16,327,230)
USD	49,338,640	MXN	890,000,000	HSBC Bank PLC	5/24/2016	—	(2,280,771)	(2,280,771)
USD	176,864,561	MXN	3,150,400,000	Royal Bank of Scotland PLC	5/18/2016	—	(5,968,603)	(5,968,603)
USD	106,458,608	MXN	1,922,025,000	Royal Bank of Scotland PLC	6/3/2016	—	(4,903,719)	(4,903,719)
USD	81,954,418	MXN	1,470,000,000	Royal Bank of Scotland PLC	7/8/2016	—	(2,920,426)	(2,920,426)
USD	78,584,807	MXN	1,404,954,900	Royal Bank of Scotland PLC	7/15/2016	—	(2,482,965)	(2,482,965)
USD	94,663,552	MXN	1,690,000,000	SG Securities, Ltd. Hong Kong	5/3/2016	—	(3,565,706)	(3,565,706)
USD	58,951,284	MXN	1,058,600,000	SG Securities, Ltd. Hong Kong	5/10/2016	—	(2,534,667)	(2,534,667)
USD	84,116,282	MXN	1,522,000,000	SG Securities, Ltd. Hong Kong	5/13/2016	—	(4,257,954)	(4,257,954)
USD	96,446,299	MXN	1,738,975,000	SG Securities, Ltd. Hong Kong	6/3/2016	—	(4,310,091)	(4,310,091)
USD	83,622,028	MXN	1,470,000,000	UBS Warburg	7/8/2016	—	(1,252,815)	(1,252,815)
USD	79,890,436	MXN	1,400,000,000	UBS Warburg	7/15/2016	—	(891,432)	(891,432)
USD	4,147,272	NOK	35,262,413	Deutsche Bank AG	5/12/2016	—	(231,981)	(231,981)
USD	6,042,308	NOK	52,350,000	UBS Warburg	6/9/2016	—	(458,221)	(458,221)
USD	8,750,204	SEK	75,000,000	Morgan Stanley	6/9/2016	—	(601,938)	(601,938)
USD	42,930,426	SEK	360,000,000	UBS Warburg	5/12/2016	—	(1,913,461)	(1,913,461)

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	64,165,892	SGD	91,840,000	BNP Paribas SA	5/25/2016	—	(4,081,093)	(4,081,093)
USD	63,945,858	SGD	91,840,000	BNP Paribas SA	6/1/2016	—	(4,287,395)	(4,287,395)
USD	64,882,584	SGD	91,840,000	BNP Paribas SA	6/7/2016	—	(3,343,471)	(3,343,471)
USD	65,354,919	SGD	91,840,000	BNP Paribas SA	6/13/2016	—	(2,864,853)	(2,864,853)
USD	65,126,900	SGD	91,840,000	BNP Paribas SA	6/17/2016	—	(3,088,684)	(3,088,684)
USD	16,610,298	SGD	22,960,000	BNP Paribas SA	6/20/2016	—	(442,812)	(442,812)
USD	50,422,596	SGD	69,800,000	Citigroup, Inc.	6/14/2016	—	(1,424,823)	(1,424,823)
USD	50,509,619	SGD	69,800,000	Citigroup, Inc.	6/15/2016	—	(1,337,005)	(1,337,005)
USD	50,319,906	SGD	69,800,000	Citigroup, Inc.	6/17/2016	—	(1,525,126)	(1,525,126)
USD	50,380,743	SGD	69,800,000	Citigroup, Inc.	6/20/2016	—	(1,461,902)	(1,461,902)
USD	16,611,921	SGD	22,960,000	Deutsche Bank AG	7/5/2016	—	(437,327)	(437,327)
USD	66,595,043	SGD	90,500,000	HSBC Bank PLC	7/14/2016	—	(598,383)	(598,383)
USD	66,952,578	SGD	90,500,000	HSBC Bank PLC	7/21/2016	—	(234,214)	(234,214)
USD	67,044,486	SGD	90,500,000	JPMorgan Chase Bank	7/11/2016	—	(151,783)	(151,783)
USD	1,534,597	SGD	2,200,000	Royal Bank of Scotland PLC	5/12/2016	—	(100,851)	(100,851)
USD	70,887,183	SGD	96,720,000	Royal Bank of Scotland PLC	7/5/2016	—	(933,517)	(933,517)
USD	67,339,580	SGD	92,760,000	Royal Bank of Scotland PLC	7/7/2016	—	(1,538,627)	(1,538,627)
USD	66,271,236	SGD	90,500,000	Royal Bank of Scotland PLC	7/21/2016	—	(915,556)	(915,556)
USD	956,450	SGD	1,345,000	SG Securities, Ltd. Hong Kong	6/9/2016	—	(42,693)	(42,693)
						$92,627,937	($215,956,008)	($123,328,071)

Currency abbreviations
AUD	Austrailian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	KRW	Korean Won
CHF	Swiss Franc	MXN	Mexican Peso
DKK	Danish Krone	NOK	Norwegian Krone
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
HKD	Hong Kong Dollar	USD	U.S. Dollar
INR	Indian Rupee

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended April 30, 2016, the fund used purchased options to manage duration of the fund, manage against anticipated changes in securities markets, gain exposure to certain securities markets, manage against anticipated interest rate changes and to maintain diversity and liquidity of the fund.

During the period ended April 30, 2016, the fund wrote option contracts to manage against anticipated changes in securities markets and currency exchange rates, gain exposure to certain securities markets and foreign currencies and to maintain diversity and liquidity of the fund. The following tables summarize the fund's written options activities during the period ended April 30, 2016 and the contracts held at April 30, 2016.

	Number of contracts*	Notional amount*	Premiums received
Outstanding, beginning of period	2,659	282,423,935	$12,829,557
Options written	25,209	—	42,014,274
Option closed	—	(282,423,935)	(9,690,476)
Options exercised	—	—	—
Options expired	—	—	—
Outstanding, end of period	27,868	—	$45,153,355

*The amounts for options on securities and index options represent number of contracts. The amounts for foreign currency options represent notional amount.

Options on securities (OTC)

Name of issuer	Counterparty	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Apple, Inc. CBOE FLEX	Morgan Stanley	$125	Jun 2016	1,814	$2,173,353	($8,163)

Index options (Exchange-traded)

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
S&P 500 Index	$2,200	Jun 2017	4,737	$27,941,509	($32,164,230)
Puts
S&P 500 Index	2,005	Jun 2016	350	2,239,058	(892,500)
S&P 500 Index	2,025	Jun 2016	490	3,061,182	(1,496,950)
S&P 500 Index	2,035	Jun 2016	334	1,969,952	(1,117,230)
S&P 500 Index	2,060	Jun 2016	313	1,595,693	(1,309,905)
				$36,807,394	($36,980,815)

Index options (OTC)

Name of issuer	Counterparty		Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Swiss Market Index	JPMorgan Chase Bank	CHF	7,812.50	Jun 2016	19,830	$6,172,608	($5,298,527)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2016, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and to gain exposure to the treasuries market. The following table summarizes the interest rate swap contracts held as of April 30, 2016.

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
374,000,000	AUD	$342,694,828	3 Month BBSW	Fixed 3.5200%	Sep 2018	—	$8,321,712	$8,321,712
38,372,000	AUD	33,504,471	6 Month BBSW	Fixed 3.4825%	Oct 2018	—	737,564	737,564
117,248,000	AUD	101,689,506	6 Month BBSW	Fixed 3.4450%	Oct 2018	—	2,190,900	2,190,900
42,280,000	AUD	37,337,619	6 Month BBSW	Fixed 3.2775%	Oct 2018	—	683,315	683,315
25,535,000	AUD	22,044,287	6 Month BBSW	Fixed 3.2750%	Nov 2018	—	412,222	412,222
24,684,000	AUD	21,467,708	6 Month BBSW	Fixed 3.2650%	Nov 2018	—	393,689	393,689
25,535,000	AUD	22,260,095	6 Month BBSW	Fixed 3.2875%	Nov 2018	—	415,734	415,734
42,558,000	AUD	37,089,198	6 Month BBSW	Fixed 3.2750%	Nov 2018	—	685,041	685,041
25,535,000	AUD	22,253,693	6 Month BBSW	Fixed 3.2700%	Nov 2018	—	409,145	409,145

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
42,558,000	AUD	37,276,645	6 Month BBSW	Fixed 3.2525%	Nov 2018	—	672,266	672,266
75,116,000	AUD	65,422,368	6 Month BBSW	Fixed 3.2280%	Nov 2018	—	1,157,702	1,157,702
24,258,000	AUD	21,167,539	6 Month BBSW	Fixed 3.2350%	Nov 2018	—	375,820	375,820
42,558,000	AUD	37,136,126	6 Month BBSW	Fixed 3.2300%	Nov 2018	—	656,200	656,200
42,558,000	AUD	36,661,699	6 Month BBSW	Fixed 3.2000%	Nov 2018	—	637,377	637,377
42,558,000	AUD	36,723,388	6 Month BBSW	Fixed 3.2025%	Nov 2018	—	638,943	638,943
92,532,000	AUD	73,488,838	6 Month BBSW	Fixed 2.7750%	May 2019	—	756,091	756,091
138,798,000	AUD	110,649,798	6 Month BBSW	Fixed 2.8900%	May 2019	—	1,367,527	1,367,527
138,798,000	AUD	109,692,257	6 Month BBSW	Fixed 2.9075%	May 2019	—	1,403,040	1,403,040
46,266,000	AUD	36,689,056	6 Month BBSW	Fixed 2.8350%	May 2019	—	418,617	418,617
92,532,000	AUD	73,378,112	6 Month BBSW	Fixed 2.8325%	May 2019	—	833,842	833,842
46,266,000	AUD	36,517,621	6 Month BBSW	Fixed 2.8225%	May 2019	—	409,495	409,495
76,808,000	AUD	61,338,934	6 Month BBSW	Fixed 2.9612%	May 2019	—	834,027	834,027
48,150,000	AUD	37,395,735	6 Month BBSW	Fixed 2.9983%	Jun 2019	—	541,582	541,582
48,148,050	AUD	37,389,284	6 Month BBSW	Fixed 2.9008%	Jun 2019	—	472,625	472,625
16,049,350	AUD	12,427,773	6 Month BBSW	Fixed 2.9000%	Jun 2019	—	156,941	156,941
48,148,100	AUD	37,240,102	6 Month BBSW	Fixed 2.9000%	Jun 2019	—	468,785	468,785
16,049,400	AUD	12,413,393	6 Month BBSW	Fixed 2.9025%	Jun 2019	—	156,848	156,848
16,049,400	AUD	12,364,429	6 Month BBSW	Fixed 2.9000%	Jun 2019	—	156,262	156,262
27,746,800	AUD	21,476,018	6 Month BBSW	Fixed 2.9000%	Jun 2019	—	270,151	270,151
160,493,570	AUD	122,873,416	6 Month BBSW	Fixed 2.9040%	Jun 2019	—	1,568,021	1,568,021
32,099,000	AUD	24,555,726	6 Month BBSW	Fixed 2.9000%	Jul 2019	—	311,305	311,305
32,099,000	AUD	23,435,401	6 Month BBSW	Fixed 2.7500%	Aug 2019	—	233,153	233,153
386,506,000	AUD	280,603,451	6 Month BBSW	Fixed 2.4550%	Oct 2019	—	1,015,710	1,015,710
310,494,000	AUD	224,083,082	6 Month BBSW	Fixed 2.4250%	Oct 2019	—	649,162	649,162
81,758,000	AUD	59,327,901	6 Month BBSW	Fixed 2.6500%	Nov 2019	—	420,110	420,110
40,507,000	AUD	29,724,018	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	205,630	205,630
40,879,000	AUD	29,996,991	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	207,519	207,519
40,879,000	AUD	29,996,991	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	207,519	207,519
40,879,000	AUD	29,996,991	6 Month BBSW	Fixed 2.6700%	Dec 2019	—	219,374	219,374
40,879,000	AUD	29,702,747	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	207,031	207,031
122,061,000	AUD	87,731,618	6 Month BBSW	Fixed 2.6517%	Dec 2019	—	616,857	616,857
81,374,000	AUD	58,564,777	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	406,629	406,629
40,687,000	AUD	29,001,654	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	203,314	203,314
122,061,000	AUD	88,262,602	6 Month BBSW	Fixed 2.6500%	Dec 2019	—	609,943	609,943
71,946,000	EUR	80,928,224	6 Month EURIBOR	Fixed 1.6077%	Oct 2025	—	1,990,584	1,990,584
23,982,000	EUR	26,833,607	6 Month EURIBOR	Fixed 1.6133%	Oct 2025	—	667,672	667,672
39,970,000	EUR	44,784,314	6 Month EURIBOR	Fixed 1.5272%	Oct 2025	—	916,168	916,168
47,964,000	EUR	54,096,364	6 Month EURIBOR	Fixed 1.5935%	Oct 2025	—	1,276,094	1,276,094
15,988,000	EUR	17,974,547	6 Month EURIBOR	Fixed 1.6245%	Oct 2025	—	452,882	452,882
31,976,000	EUR	36,051,231	6 Month EURIBOR	Fixed 1.5728%	Oct 2025	—	808,634	808,634
23,982,000	EUR	27,232,777	6 Month EURIBOR	Fixed 1.6227%	Oct 2025	—	673,406	673,406
71,946,000	EUR	81,914,131	6 Month EURIBOR	Fixed 1.5761%	Oct 2025	—	1,824,617	1,824,617
15,988,000	EUR	18,355,070	6 Month EURIBOR	Fixed 1.5600%	Oct 2025	—	390,327	390,327
7,994,000	EUR	9,094,012	6 Month EURIBOR	Fixed 1.5520%	Oct 2025	—	190,680	190,680
31,976,000	EUR	36,262,191	6 Month EURIBOR	Fixed 1.6460%	Oct 2025	—	929,538	929,538
63,952,000	EUR	72,518,625	6 Month EURIBOR	Fixed 1.6149%	Oct 2025	—	1,743,946	1,743,946
7,994,000	EUR	8,880,150	6 Month EURIBOR	Fixed 1.5820%	Oct 2025	—	202,236	202,236
23,982,000	EUR	26,045,592	6 Month EURIBOR	Fixed 1.6190%	Nov 2025	—	647,021	647,021
31,976,000	EUR	34,778,826	6 Month EURIBOR	Fixed 1.6368%	Nov 2025	—	891,961	891,961
31,976,000	EUR	34,356,566	6 Month EURIBOR	Fixed 1.6628%	Nov 2025	—	937,941	937,941
31,612,400	EUR	33,877,446	6 Month EURIBOR	Fixed 1.6883%	Nov 2025	—	970,529	970,529
31,612,400	EUR	34,180,741	6 Month EURIBOR	Fixed 1.6663%	Nov 2025	—	926,813	926,813

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
31,612,400	EUR	33,984,885	6 Month EURIBOR	Fixed 1.6195%	Nov 2025	—	841,899	841,899
18,660,800	EUR	19,868,190	6 Month EURIBOR	Fixed 1.5970%	Nov 2025	—	471,785	471,785
37,321,600	EUR	39,753,310	6 Month EURIBOR	Fixed 1.5708%	Nov 2025	—	886,484	886,484
18,660,800	EUR	20,033,280	6 Month EURIBOR	Fixed 1.5395%	Nov 2025	—	408,413	408,413
18,660,800	EUR	19,866,286	6 Month EURIBOR	Fixed 1.5060%	Nov 2025	—	372,425	372,425
50,479,585	EUR	53,742,851	6 Month EURIBOR	Fixed 1.5174%	Nov 2025	—	1,036,250	1,036,250
30,287,400	EUR	32,159,057	6 Month EURIBOR	Fixed 1.5037%	Nov 2025	—	596,960	596,960
20,191,600	EUR	21,439,371	6 Month EURIBOR	Fixed 1.5120%	Nov 2025	—	407,462	407,462
40,383,200	EUR	42,804,206	6 Month EURIBOR	Fixed 1.5010%	Dec 2025	—	784,530	784,530
30,287,400	EUR	32,000,042	6 Month EURIBOR	Fixed 1.5290%	Dec 2025	—	635,275	635,275
10,095,800	EUR	10,666,681	6 Month EURIBOR	Fixed 1.5270%	Dec 2025	—	210,615	210,615
40,383,200	EUR	42,935,273	6 Month EURIBOR	Fixed 1.5500%	Dec 2025	—	893,598	893,598
50,479,000	EUR	53,585,911	6 Month EURIBOR	Fixed 1.5222%	Dec 2025	—	1,035,833	1,035,833
30,287,400	EUR	33,161,508	6 Month EURIBOR	Fixed 1.5634%	Dec 2025	—	688,964	688,964
60,574,800	EUR	65,865,800	6 Month EURIBOR	Fixed 1.7020%	Dec 2025	—	1,850,954	1,850,954
40,383,200	EUR	43,795,766	6 Month EURIBOR	Fixed 1.6285%	Dec 2025	—	1,064,477	1,064,477
29,075,700	EUR	31,673,566	6 Month EURIBOR	Fixed 1.5763%	Dec 2025	—	679,486	679,486
38,767,600	EUR	42,718,177	6 Month EURIBOR	Fixed 1.5790%	Dec 2025	—	910,572	910,572
58,151,400	EUR	63,641,080	6 Month EURIBOR	Fixed 1.5975%	Dec 2025	—	1,420,691	1,420,691
29,075,700	EUR	31,949,914	6 Month EURIBOR	Fixed 1.5593%	Dec 2025	—	646,446	646,446
29,075,700	EUR	31,945,351	6 Month EURIBOR	Fixed 1.5723%	Dec 2025	—	666,758	666,758
29,075,700	EUR	31,756,591	6 Month EURIBOR	Fixed 1.6743%	Dec 2025	—	833,528	833,528
29,075,700	EUR	31,734,755	6 Month EURIBOR	Fixed 1.6787%	Dec 2025	—	839,760	839,760
29,075,700	EUR	31,452,571	6 Month EURIBOR	Fixed 1.6203%	Dec 2025	—	740,673	740,673
29,075,700	EUR	31,608,145	6 Month EURIBOR	Fixed 1.5523%	Dec 2025	—	627,752	627,752
38,767,600	EUR	41,983,539	6 Month EURIBOR	Fixed 1.6108%	Jan 2026	—	944,704	944,704
67,843,300	EUR	72,938,021	6 Month EURIBOR	Fixed 1.5823%	Jan 2026	—	1,541,436	1,541,436
20,910,800	EUR	22,867,079	6 Month EURIBOR	Fixed 1.5738%	Jan 2026	—	462,115	462,115
41,821,600	EUR	45,671,228	6 Month EURIBOR	Fixed 1.5463%	Jan 2026	—	857,690	857,690
41,821,600	EUR	45,384,757	6 Month EURIBOR	Fixed 1.5519%	Jan 2026	—	869,518	869,518
41,821,600	EUR	45,391,161	6 Month EURIBOR	Fixed 1.5831%	Jan 2026	—	941,786	941,786
31,366,200	EUR	34,134,137	6 Month EURIBOR	Fixed 1.5200%	Jan 2026	—	593,204	593,204
31,365,815	EUR	34,077,350	6 Month EURIBOR	Fixed 1.4992%	Jan 2026	—	553,079	553,079
114,370,200	GBP	173,303,937	Fixed 2.2981%	6 Month LIBOR	Oct 2025	—	(2,828,063)	(2,828,063)
38,123,400	GBP	57,688,432	Fixed 2.2773%	6 Month LIBOR	Oct 2025	—	(888,749)	(888,749)
63,539,000	GBP	96,458,283	Fixed 2.2026%	6 Month LIBOR	Oct 2025	—	(1,156,336)	(1,156,336)
76,246,800	GBP	116,215,705	Fixed 2.3090%	6 Month LIBOR	Oct 2025	—	(1,931,009)	(1,931,009)
25,415,600	GBP	38,957,082	Fixed 2.3355%	6 Month LIBOR	Oct 2025	—	(688,667)	(688,667)
50,831,200	GBP	78,068,529	Fixed 2.3045%	6 Month LIBOR	Oct 2025	—	(1,268,786)	(1,268,786)
38,123,400	GBP	58,403,395	Fixed 2.3653%	6 Month LIBOR	Oct 2025	—	(1,108,079)	(1,108,079)
114,370,200	GBP	174,552,364	Fixed 2.3100%	6 Month LIBOR	Oct 2025	—	(2,881,339)	(2,881,339)
25,415,600	GBP	39,357,047	Fixed 2.2915%	6 Month LIBOR	Oct 2025	—	(607,595)	(607,595)
12,707,800	GBP	19,677,914	Fixed 2.2640%	6 Month LIBOR	Oct 2025	—	(279,643)	(279,643)
50,831,200	GBP	78,503,784	Fixed 2.3935%	6 Month LIBOR	Oct 2025	—	(1,558,819)	(1,558,819)
101,662,400	GBP	156,748,539	Fixed 2.3561%	6 Month LIBOR	Oct 2025	—	(2,856,452)	(2,856,452)
12,707,800	GBP	19,561,898	Fixed 2.3320%	6 Month LIBOR	Oct 2025	—	(335,865)	(335,865)
38,123,400	GBP	58,654,994	Fixed 2.4525%	6 Month LIBOR	Nov 2025	—	(1,305,473)	(1,305,473)
50,831,200	GBP	77,308,634	Fixed 2.4294%	6 Month LIBOR	Nov 2025	—	(1,659,287)	(1,659,287)
50,831,200	GBP	76,498,864	Fixed 2.4491%	6 Month LIBOR	Nov 2025	—	(1,725,657)	(1,725,657)
50,257,200	GBP	75,975,752	Fixed 2.5234%	6 Month LIBOR	Nov 2025	—	(1,954,809)	(1,954,809)
50,257,200	GBP	76,528,757	Fixed 2.4925%	6 Month LIBOR	Nov 2025	—	(1,846,311)	(1,846,311)
50,257,200	GBP	76,549,739	Fixed 2.4363%	6 Month LIBOR	Nov 2025	—	(1,652,747)	(1,652,747)
29,666,000	GBP	45,136,554	Fixed 2.4425%	6 Month LIBOR	Nov 2025	—	(985,239)	(985,239)

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
59,332,000	GBP	90,390,006	Fixed 2.3838%	6 Month LIBOR	Nov 2025	—	(1,732,166)	(1,732,166)
29,666,000	GBP	45,353,228	Fixed 2.3288%	6 Month LIBOR	Nov 2025	—	(754,431)	(754,431)
29,666,000	GBP	45,072,776	Fixed 2.3025%	6 Month LIBOR	Nov 2025	—	(700,633)	(700,633)
74,234,000	GBP	111,944,868	Fixed 2.2562%	6 Month LIBOR	Nov 2025	—	(1,512,675)	(1,512,675)
44,540,400	GBP	67,362,976	Fixed 2.2920%	6 Month LIBOR	Nov 2025	—	(1,014,467)	(1,014,467)
29,693,600	GBP	44,908,651	Fixed 2.3200%	6 Month LIBOR	Nov 2025	—	(732,719)	(732,719)
59,387,200	GBP	89,368,567	Fixed 2.2750%	6 Month LIBOR	Nov 2025	—	(1,280,236)	(1,280,236)
44,540,400	GBP	67,081,946	Fixed 2.3090%	6 Month LIBOR	Nov 2025	—	(1,059,672)	(1,059,672)
14,846,800	GBP	22,360,649	Fixed 2.3160%	6 Month LIBOR	Nov 2025	—	(360,266)	(360,266)
59,387,200	GBP	89,565,349	Fixed 2.3394%	6 Month LIBOR	Dec 2025	—	(1,534,145)	(1,534,145)
74,234,000	GBP	110,942,731	Fixed 2.2861%	6 Month LIBOR	Dec 2025	—	(1,647,251)	(1,647,251)
44,540,400	GBP	67,500,796	Fixed 2.3223%	6 Month LIBOR	Dec 2025	—	(1,096,488)	(1,096,488)
89,080,800	GBP	134,569,240	Fixed 2.4760%	6 Month LIBOR	Dec 2025	—	(3,119,071)	(3,119,071)
59,387,200	GBP	89,386,053	Fixed 2.3990%	6 Month LIBOR	Dec 2025	—	(1,764,903)	(1,764,903)
42,758,400	GBP	64,165,191	Fixed 2.3488%	6 Month LIBOR	Dec 2025	—	(1,123,711)	(1,123,711)
57,011,200	GBP	86,545,830	Fixed 2.3733%	6 Month LIBOR	Dec 2025	—	(1,591,405)	(1,591,405)
85,516,800	GBP	129,629,832	Fixed 2.3915%	6 Month LIBOR	Dec 2025	—	(2,490,270)	(2,490,270)
42,758,400	GBP	65,102,087	Fixed 2.3673%	6 Month LIBOR	Dec 2025	—	(1,173,793)	(1,173,793)
42,758,400	GBP	64,716,816	Fixed 2.3907%	6 Month LIBOR	Dec 2025	—	(1,238,481)	(1,238,481)
42,758,400	GBP	64,298,346	Fixed 2.4668%	6 Month LIBOR	Dec 2025	—	(1,457,593)	(1,457,593)
42,758,400	GBP	64,140,166	Fixed 2.4578%	6 Month LIBOR	Dec 2025	—	(1,430,309)	(1,430,309)
42,758,400	GBP	63,691,125	Fixed 2.3960%	6 Month LIBOR	Dec 2025	—	(1,250,020)	(1,250,020)
42,758,400	GBP	63,788,993	Fixed 2.3575%	6 Month LIBOR	Dec 2025	—	(1,137,256)	(1,137,256)
57,011,200	GBP	83,931,337	Fixed 2.4095%	6 Month LIBOR	Jan 2026	—	(1,691,110)	(1,691,110)
99,769,600	GBP	146,377,734	Fixed 2.3901%	6 Month LIBOR	Jan 2026	—	(2,825,282)	(2,825,282)
30,751,000	GBP	44,960,889	Fixed 2.3368%	6 Month LIBOR	Jan 2026	—	(758,052)	(758,052)
61,502,000	GBP	89,349,585	Fixed 2.2975%	6 Month LIBOR	Jan 2026	—	(1,350,610)	(1,350,610)
61,502,000	GBP	89,461,358	Fixed 2.3156%	6 Month LIBOR	Jan 2026	—	(1,421,414)	(1,421,414)
61,502,000	GBP	88,808,987	Fixed 2.3294%	6 Month LIBOR	Jan 2026	—	(1,477,184)	(1,477,184)
46,126,500	GBP	66,578,860	Fixed 2.2883%	6 Month LIBOR	Jan 2026	—	(978,255)	(978,255)
46,126,900	GBP	66,482,517	Fixed 2.2392%	6 Month LIBOR	Jan 2026	—	(823,631)	(823,631)
49,743,000	USD	49,743,000	3 Month LIBOR	Fixed 1.2400%	Dec 2016	$164,847	(4,167)	160,680
49,743,000	USD	49,743,000	Fixed 1.2400%	3 Month LIBOR	Dec 2016	—	(355,832)	(355,832)
126,049,000	USD	126,049,000	Fixed 1.2725%	3 Month LIBOR	Dec 2016	—	(940,191)	(940,191)
126,049,000	USD	126,049,000	Fixed 1.2725%	3 Month LIBOR	Dec 2016	—	(940,191)	(940,191)
126,049,000	USD	126,049,000	Fixed 1.2280%	3 Month LIBOR	Dec 2016	—	(880,111)	(880,111)
252,098,000	USD	252,098,000	Fixed 1.2280%	3 Month LIBOR	Dec 2016	—	(1,760,223)	(1,760,223)
126,049,000	USD	126,049,000	Fixed 1.2250%	3 Month LIBOR	Dec 2016	—	(877,690)	(877,690)
126,049,000	USD	126,049,000	Fixed 1.2250%	3 Month LIBOR	Dec 2016	—	(877,690)	(877,690)
126,049,000	USD	126,049,000	Fixed 1.1850%	3 Month LIBOR	Dec 2016	—	(825,661)	(825,661)
126,049,000	USD	126,049,000	Fixed 1.1575%	3 Month LIBOR	Dec 2016	—	(790,771)	(790,771)
126,049,000	USD	126,049,000	Fixed 1.2050%	3 Month LIBOR	Dec 2016	—	(852,987)	(852,987)
126,049,000	USD	126,049,000	Fixed 1.2850%	3 Month LIBOR	Dec 2016	—	(953,235)	(953,235)
120,285,000	USD	120,285,000	Fixed 1.2850%	3 Month LIBOR	Dec 2016	—	(908,890)	(908,890)
120,285,000	USD	120,285,000	Fixed 1.3000%	3 Month LIBOR	Dec 2016	—	(927,009)	(927,009)
240,570,000	USD	240,570,000	Fixed 1.3300%	3 Month LIBOR	Dec 2016	—	(1,936,104)	(1,936,104)
134,430,000	USD	134,430,000	Fixed 1.2700%	3 Month LIBOR	Jan 2017	—	(977,085)	(977,085)
134,430,000	USD	134,430,000	Fixed 1.2450%	3 Month LIBOR	Jan 2017	—	(943,357)	(943,357)
148,046,000	USD	148,046,000	Fixed 1.1475%	3 Month LIBOR	Jan 2017	—	(894,713)	(894,713)
271,954,000	USD	271,954,000	Fixed 1.0765%	3 Month LIBOR	Jan 2017	—	(1,435,267)	(1,435,267)
175,236,000	USD	175,236,000	Fixed 1.0380%	3 Month LIBOR	Jan 2017	—	(855,509)	(855,509)
175,236,000	USD	175,236,000	Fixed 1.0428%	3 Month LIBOR	Jan 2017	—	(862,811)	(862,811)
116,824,000	USD	116,824,000	Fixed 1.0575%	3 Month LIBOR	Jan 2017	—	(589,476)	(589,476)

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
116,824,000	USD	116,824,000	Fixed 1.1250%	3 Month LIBOR	Jan 2017	—	(668,752)	(668,752)
56,064,000	USD	56,064,000	Fixed 1.0830%	3 Month LIBOR	Feb 2017	—	(205,638)	(205,638)
56,064,000	USD	56,064,000	Fixed 1.4100%	3 Month LIBOR	Feb 2017	—	(384,499)	(384,499)
262,120,000	USD	262,120,000	Fixed 1.3700%	3 Month LIBOR	Feb 2017	—	(1,692,522)	(1,692,522)
209,696,000	USD	209,696,000	Fixed 1.3075%	3 Month LIBOR	Feb 2017	—	(1,221,398)	(1,221,398)
48,823,000	USD	48,823,000	Fixed 1.3250%	3 Month LIBOR	Feb 2017	—	(292,016)	(292,016)
40,866,000	USD	40,866,000	Fixed 1.3170%	3 Month LIBOR	Feb 2017	—	(241,128)	(241,128)
81,732,000	USD	81,732,000	Fixed 1.2850%	3 Month LIBOR	Feb 2017	—	(453,100)	(453,100)
81,732,000	USD	81,732,000	Fixed 1.2615%	3 Month LIBOR	Mar 2017	—	(431,994)	(431,994)
122,598,000	USD	122,598,000	Fixed 1.3070%	3 Month LIBOR	Mar 2017	—	(703,921)	(703,921)
163,464,000	USD	163,464,000	Fixed 1.3480%	3 Month LIBOR	Mar 2017	—	(998,249)	(998,249)
81,732,000	USD	81,732,000	Fixed 1.3300%	3 Month LIBOR	Mar 2017	—	(482,965)	(482,965)
81,732,000	USD	81,732,000	Fixed 1.4110%	3 Month LIBOR	Mar 2017	—	(548,681)	(548,681)
81,732,000	USD	81,732,000	Fixed 1.4073%	3 Month LIBOR	Mar 2017	—	(543,796)	(543,796)
127,589,000	USD	127,589,000	Fixed 1.3520%	3 Month LIBOR	Mar 2017	—	(773,852)	(773,852)
500,000,000	USD	500,000,000	Fixed 1.2980%	3 Month LIBOR	May 2017	—	(2,459,250)	(2,459,250)
158,650,000	USD	158,650,000	Fixed 1.4150%	3 Month LIBOR	Jun 2017	—	(941,175)	(941,175)
1,660,000,000	USD	1,660,000,000	Fixed 1.0780%	3 Month LIBOR	Feb 2018	—	(1,442,540)	(1,442,540)
760,000,000	USD	760,000,000	Fixed 1.1369%	3 Month LIBOR	Apr 2018	—	(694,640)	(694,640)
760,000,000	USD	760,000,000	Fixed 1.1283%	3 Month LIBOR	Apr 2018	—	(629,432)	(629,432)
25,083,000	USD	25,083,000	Fixed 1.0790%	3 Month LIBOR	May 2018	—	(7,751)	(7,751)
22,854,000	USD	22,854,000	3 Month LIBOR	Fixed 2.9650%	Dec 2024	—	1,040,264	1,040,264
58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.9775%	Dec 2024	—	2,677,937	2,677,937
58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.9763%	Dec 2024	—	2,674,549	2,674,549
58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.8750%	Dec 2024	—	2,395,387	2,395,387
116,240,000	USD	116,240,000	3 Month LIBOR	Fixed 2.8750%	Dec 2024	—	4,790,773	4,790,773
58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.8600%	Dec 2024	—	2,353,412	2,353,412
58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.8550%	Dec 2024	—	2,339,871	2,339,871
58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.7800%	Dec 2024	—	2,135,433	2,135,433
58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.7800%	Dec 2024	—	2,135,433	2,135,433
58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.7850%	Dec 2024	—	2,147,586	2,147,586
58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.9000%	Dec 2024	—	2,453,995	2,453,995
55,423,000	USD	55,423,000	3 Month LIBOR	Fixed 2.9200%	Dec 2024	—	2,391,752	2,391,752
55,423,000	USD	55,423,000	3 Month LIBOR	Fixed 2.9100%	Dec 2024	—	2,365,936	2,365,936
110,846,000	USD	110,846,000	3 Month LIBOR	Fixed 2.8800%	Dec 2024	—	4,574,359	4,574,359
93,064,000	USD	93,064,000	3 Month LIBOR	Fixed 2.7523%	Mar 2025	—	3,147,424	3,147,424
46,532,000	USD	46,532,000	3 Month LIBOR	Fixed 2.9110%	Mar 2025	—	1,911,763	1,911,763
46,532,000	USD	46,532,000	3 Month LIBOR	Fixed 2.8060%	Mar 2025	—	1,683,956	1,683,956
46,532,000	USD	46,532,000	3 Month LIBOR	Fixed 2.7853%	Mar 2025	—	1,637,163	1,637,163
40,334,000	USD	40,334,000	3 Month LIBOR	Fixed 2.7150%	Mar 2025	—	1,285,509	1,285,509
78,200,000	USD	78,200,000	3 Month LIBOR	Fixed 3.1542%	Jun 2025	—	3,928,119	3,928,119
77,781,000	USD	77,781,000	3 Month LIBOR	Fixed 3.2842%	Jul 2025	—	4,326,273	4,326,273
104,003,000	USD	104,003,000	3 Month LIBOR	Fixed 3.3138%	Jul 2025	—	5,924,104	5,924,104
156,004,000	USD	156,004,000	3 Month LIBOR	Fixed 3.2908%	Jul 2025	—	8,717,691	8,717,691
130,004,000	USD	130,004,000	3 Month LIBOR	Fixed 3.2560%	Jul 2025	—	7,053,354	7,053,354
52,748,000	USD	52,748,000	3 Month LIBOR	Fixed 3.2062%	Jul 2025	—	2,738,439	2,738,439
50,895,000	USD	50,895,000	3 Month LIBOR	Fixed 3.1613%	Jul 2025	—	2,533,339	2,533,339
208,006,000	USD	208,006,000	3 Month LIBOR	Fixed 3.1769%	Jul 2025	—	10,498,708	10,498,708
82,459,000	USD	82,459,000	3 Month LIBOR	Fixed 3.0058%	Aug 2025	—	3,481,658	3,481,658
189,928,000	USD	189,928,000	3 Month LIBOR	Fixed 2.9414%	Sep 2025	—	7,370,726	7,370,726
59,746,000	USD	59,746,000	3 Month LIBOR	Fixed 2.9075%	Sep 2025	—	2,223,226	2,223,226
127,238,000	USD	127,238,000	3 Month LIBOR	Fixed 2.8938%	Sep 2025	—	4,651,440	4,651,440
102,688,000	USD	102,688,000	3 Month LIBOR	Fixed 2.8878%	Sep 2025	—	3,723,621	3,723,621

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
87,621,300	USD	87,621,300	3 Month LIBOR	Fixed 2.7456%	Oct 2025	—	2,555,721	2,555,721
63,600,000	USD	63,600,000	Fixed 2.0122%	3 Month LIBOR	Oct 2025	—	(2,027,045)	(2,027,045)
29,207,100	USD	29,207,100	3 Month LIBOR	Fixed 2.6977%	Oct 2025	—	785,653	785,653
48,678,500	USD	48,678,500	3 Month LIBOR	Fixed 2.6484%	Oct 2025	—	1,197,846	1,197,846
58,414,200	USD	58,414,200	3 Month LIBOR	Fixed 2.7426%	Oct 2025	—	1,687,802	1,687,802
19,471,400	USD	19,471,400	3 Month LIBOR	Fixed 2.7585%	Oct 2025	—	576,402	576,402
38,942,800	USD	38,942,800	3 Month LIBOR	Fixed 2.7170%	Oct 2025	—	1,075,927	1,075,927
29,207,100	USD	29,207,100	3 Month LIBOR	Fixed 2.7740%	Oct 2025	—	883,462	883,462
87,621,300	USD	87,621,300	3 Month LIBOR	Fixed 2.7111%	Oct 2025	—	2,392,754	2,392,754
79,400,000	USD	79,400,000	Fixed 2.0057%	3 Month LIBOR	Oct 2025	—	(2,452,474)	(2,452,474)
19,471,400	USD	19,471,400	3 Month LIBOR	Fixed 2.6755%	Oct 2025	—	499,490	499,490
9,735,700	USD	9,735,700	3 Month LIBOR	Fixed 2.6130%	Oct 2025	—	221,309	221,309
38,942,800	USD	38,942,800	3 Month LIBOR	Fixed 2.7185%	Oct 2025	—	1,071,332	1,071,332
77,885,600	USD	77,885,600	3 Month LIBOR	Fixed 2.6850%	Oct 2025	—	2,021,186	2,021,186
9,735,700	USD	9,735,700	3 Month LIBOR	Fixed 2.6720%	Oct 2025	—	246,366	246,366
29,207,100	USD	29,207,100	3 Month LIBOR	Fixed 2.7310%	Nov 2025	—	811,584	811,584
38,942,800	USD	38,942,800	3 Month LIBOR	Fixed 2.7081%	Nov 2025	—	1,039,348	1,039,348
38,942,800	USD	38,942,800	3 Month LIBOR	Fixed 2.7748%	Nov 2025	—	1,157,477	1,157,477
38,503,600	USD	38,503,600	3 Month LIBOR	Fixed 2.8360%	Nov 2025	—	1,250,955	1,250,955
38,503,600	USD	38,503,600	3 Month LIBOR	Fixed 2.8321%	Nov 2025	—	1,241,510	1,241,510
38,503,600	USD	38,503,600	3 Month LIBOR	Fixed 2.7643%	Nov 2025	—	1,120,551	1,120,551
22,728,000	USD	22,728,000	3 Month LIBOR	Fixed 2.7583%	Nov 2025	—	654,269	654,269
45,456,000	USD	45,456,000	3 Month LIBOR	Fixed 2.7238%	Nov 2025	—	1,235,630	1,235,630
22,728,000	USD	22,728,000	3 Month LIBOR	Fixed 2.6588%	Nov 2025	—	548,922	548,922
22,728,000	USD	22,728,000	3 Month LIBOR	Fixed 2.6293%	Nov 2025	—	517,607	517,607
34,741,500	USD	34,741,500	3 Month LIBOR	Fixed 2.6480%	Nov 2025	—	819,302	819,302
57,902,604	USD	57,902,604	3 Month LIBOR	Fixed 2.6468%	Nov 2025	—	1,362,321	1,362,321
23,161,000	USD	23,161,000	3 Month LIBOR	Fixed 2.6620%	Nov 2025	—	561,073	561,073
46,322,000	USD	46,322,000	3 Month LIBOR	Fixed 2.6300%	Dec 2025	—	1,050,412	1,050,412
34,741,500	USD	34,741,500	3 Month LIBOR	Fixed 2.6450%	Dec 2025	—	811,006	811,006
11,580,500	USD	11,580,500	3 Month LIBOR	Fixed 2.6135%	Dec 2025	—	253,620	253,620
46,322,000	USD	46,322,000	3 Month LIBOR	Fixed 2.6418%	Dec 2025	—	1,073,526	1,073,526
57,902,500	USD	57,902,500	3 Month LIBOR	Fixed 2.6044%	Dec 2025	—	1,241,650	1,241,650
34,741,500	USD	34,741,500	3 Month LIBOR	Fixed 2.6576%	Dec 2025	—	827,921	827,921
69,483,000	USD	69,483,000	3 Month LIBOR	Fixed 2.7885%	Dec 2025	—	2,070,864	2,070,864
46,322,000	USD	46,322,000	3 Month LIBOR	Fixed 2.7260%	Dec 2025	—	1,247,058	1,247,058
33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.6443%	Dec 2025	—	772,410	772,410
44,469,200	USD	44,469,200	3 Month LIBOR	Fixed 2.6806%	Dec 2025	—	1,102,925	1,102,925
66,703,800	USD	66,703,800	3 Month LIBOR	Fixed 2.6914%	Dec 2025	—	1,684,024	1,684,024
33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.6667%	Dec 2025	—	803,477	803,477
33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.6760%	Dec 2025	—	817,045	817,045
33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.7225%	Dec 2025	—	887,407	887,407
33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.7353%	Dec 2025	—	906,281	906,281
33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.7040%	Dec 2025	—	856,817	856,817
33,351,900	USD	33,351,900	3 Month LIBOR	Fixed 2.6460%	Dec 2025	—	767,447	767,447
44,469,200	USD	44,469,200	3 Month LIBOR	Fixed 2.6480%	Jan 2026	—	1,014,943	1,014,943
77,821,100	USD	77,821,100	3 Month LIBOR	Fixed 2.6621%	Jan 2026	—	1,824,757	1,824,757
23,985,400	USD	23,985,400	3 Month LIBOR	Fixed 2.6060%	Jan 2026	—	499,191	499,191
47,970,800	USD	47,970,800	3 Month LIBOR	Fixed 2.5810%	Jan 2026	—	942,492	942,492
47,970,800	USD	47,970,800	3 Month LIBOR	Fixed 2.5385%	Jan 2026	—	848,373	848,373
47,970,800	USD	47,970,800	3 Month LIBOR	Fixed 2.5509%	Jan 2026	—	874,680	874,680
35,977,396	USD	35,977,396	3 Month LIBOR	Fixed 2.4453%	Jan 2026	—	479,071	479,071
35,978,100	USD	35,978,100	3 Month LIBOR	Fixed 2.5117%	Jan 2026	—	590,796	590,796

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
37,000,000	USD	37,000,000	Fixed 1.7202%	3 Month LIBOR	Mar 2026	—	(143,085)	(143,085)
25,000,000	USD	25,000,000	Fixed 1.7532%	3 Month LIBOR	Mar 2026	—	(155,054)	(155,054)
52,300,000	USD	52,300,000	Fixed 1.7137%	3 Month LIBOR	Mar 2026	—	(114,978)	(114,978)
17,600,000	USD	17,600,000	Fixed 1.6737%	3 Month LIBOR	Apr 2026	—	33,271	33,271
36,700,000	USD	36,700,000	Fixed 2.4167%	3 Month LIBOR	Oct 2035	—	(2,067,687)	(2,067,687)
44,700,000	USD	44,700,000	Fixed 2.4032%	3 Month LIBOR	Oct 2035	—	(2,392,246)	(2,392,246)
3,000,000	USD	3,000,000	Fixed 2.0732%	3 Month LIBOR	Mar 2036	—	6,174	6,174
17,000,000	USD	17,000,000	Fixed 2.1062%	3 Month LIBOR	Mar 2036	—	(48,339)	(48,339)
17,700,000	USD	17,700,000	Fixed 2.0487%	3 Month LIBOR	Mar 2036	—	130,178	130,178
11,400,000	USD	11,400,000	Fixed 2.0492%	3 Month LIBOR	Apr 2036	—	85,681	85,681
62,500,000	USD	62,500,000	Fixed 3.6975%	3 Month LIBOR	Sep 2044	—	(4,752,194)	(4,752,194)
62,500,000	USD	62,500,000	Fixed 3.7150%	3 Month LIBOR	Sep 2044	—	(4,822,763)	(4,822,763)
62,500,000	USD	62,500,000	Fixed 3.7360%	3 Month LIBOR	Sep 2044	—	(4,907,444)	(4,907,444)
31,250,000	USD	31,250,000	Fixed 3.7350%	3 Month LIBOR	Sep 2044	—	(2,451,706)	(2,451,706)
62,500,000	USD	62,500,000	Fixed 3.7445%	3 Month LIBOR	Sep 2044	—	(4,940,275)	(4,940,275)
31,250,000	USD	31,250,000	Fixed 3.7550%	3 Month LIBOR	Sep 2044	—	(2,491,300)	(2,491,300)
156,250,000	USD	156,250,000	Fixed 3.7358%	3 Month LIBOR	Sep 2044	—	(12,261,469)	(12,261,469)
125,000,000	USD	125,000,000	Fixed 3.7413%	3 Month LIBOR	Sep 2044	—	(9,854,988)	(9,854,988)
31,250,000	USD	31,250,000	Fixed 3.6450%	3 Month LIBOR	Sep 2044	—	(2,269,769)	(2,269,769)
62,500,000	USD	62,500,000	Fixed 3.6450%	3 Month LIBOR	Sep 2044	—	(4,539,538)	(4,539,538)
62,500,000	USD	62,500,000	Fixed 3.6495%	3 Month LIBOR	Sep 2044	—	(4,557,675)	(4,557,675)
93,750,000	USD	93,750,000	Fixed 3.6192%	3 Month LIBOR	Sep 2044	—	(6,651,319)	(6,651,319)
93,750,000	USD	93,750,000	Fixed 3.6317%	3 Month LIBOR	Sep 2044	—	(6,738,722)	(6,738,722)
26,250,000	USD	26,250,000	Fixed 3.5125%	3 Month LIBOR	Oct 2044	—	(1,681,462)	(1,681,462)
26,250,000	USD	26,250,000	Fixed 3.4750%	3 Month LIBOR	Oct 2044	—	(1,617,940)	(1,617,940)
26,250,000	USD	26,250,000	Fixed 3.5075%	3 Month LIBOR	Oct 2044	—	(1,672,907)	(1,672,907)
6,044,000	USD	6,044,000	Fixed 3.2050%	3 Month LIBOR	Dec 2044	—	(404,779)	(404,779)
15,724,000	USD	15,724,000	Fixed 3.2000%	3 Month LIBOR	Dec 2044	—	(1,044,836)	(1,044,836)
15,724,000	USD	15,724,000	Fixed 3.2000%	3 Month LIBOR	Dec 2044	—	(1,044,836)	(1,044,836)
15,724,000	USD	15,724,000	Fixed 3.1220%	3 Month LIBOR	Dec 2044	—	(919,997)	(919,997)
31,448,000	USD	31,448,000	Fixed 3.1220%	3 Month LIBOR	Dec 2044	—	(1,839,994)	(1,839,994)
15,724,000	USD	15,724,000	Fixed 3.0850%	3 Month LIBOR	Dec 2044	—	(860,652)	(860,652)
15,724,000	USD	15,724,000	Fixed 3.0850%	3 Month LIBOR	Dec 2044	—	(860,652)	(860,652)
15,724,000	USD	15,724,000	Fixed 3.0150%	3 Month LIBOR	Dec 2044	—	(748,222)	(748,222)
15,724,000	USD	15,724,000	Fixed 3.0000%	3 Month LIBOR	Dec 2044	—	(724,026)	(724,026)
15,724,000	USD	15,724,000	Fixed 3.0400%	3 Month LIBOR	Dec 2044	—	(788,711)	(788,711)
11,607,000	USD	11,607,000	Fixed 3.0950%	3 Month LIBOR	Dec 2044	—	(647,314)	(647,314)
11,607,000	USD	11,607,000	Fixed 3.0700%	3 Month LIBOR	Dec 2044	—	(617,719)	(617,719)
23,214,000	USD	23,214,000	Fixed 3.0400%	3 Month LIBOR	Dec 2044	—	(1,164,407)	(1,164,407)
9,286,000	USD	9,286,000	Fixed 2.8150%	3 Month LIBOR	Jan 2045	—	(252,882)	(252,882)
9,286,000	USD	9,286,000	Fixed 2.8000%	3 Month LIBOR	Jan 2045	—	(238,695)	(238,695)
4,237,000	USD	4,237,000	Fixed 2.7170%	3 Month LIBOR	Jan 2045	—	(73,080)	(73,080)
9,736,000	USD	9,736,000	Fixed 2.5750%	3 Month LIBOR	Jan 2045	—	(27,332)	(27,332)
4,445,000	USD	4,445,000	Fixed 2.5270%	3 Month LIBOR	Feb 2045	—	9,091	9,091
4,445,000	USD	4,445,000	Fixed 2.8200%	3 Month LIBOR	Feb 2045	—	(123,399)	(123,399)
19,357,000	USD	19,357,000	Fixed 2.8888%	3 Month LIBOR	Feb 2045	—	(672,706)	(672,706)
4,566,000	USD	4,566,000	Fixed 2.8500%	3 Month LIBOR	Feb 2045	—	(140,708)	(140,708)
7,129,000	USD	7,129,000	Fixed 2.8270%	3 Month LIBOR	Feb 2045	—	(203,036)	(203,036)
14,258,000	USD	14,258,000	Fixed 2.8200%	3 Month LIBOR	Feb 2045	—	(395,866)	(395,866)
14,258,000	USD	14,258,000	Fixed 2.7640%	3 Month LIBOR	Mar 2045	—	(314,603)	(314,603)
21,387,000	USD	21,387,000	Fixed 2.7761%	3 Month LIBOR	Mar 2045	—	(498,178)	(498,178)
28,516,000	USD	28,516,000	Fixed 2.8363%	3 Month LIBOR	Mar 2045	—	(838,222)	(838,222)
14,258,000	USD	14,258,000	Fixed 2.8633%	3 Month LIBOR	Mar 2045	—	(458,341)	(458,341)

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
14,258,000	USD	14,258,000	Fixed 2.9560%	3 Month LIBOR	Mar 2045	—	(592,541)	(592,541)
51,100,000	USD	51,100,000	Fixed 2.9000%	3 Month LIBOR	Mar 2045	—	(1,264,863)	(1,264,863)
102,200,000	USD	102,200,000	Fixed 2.8170%	3 Month LIBOR	Mar 2045	—	(1,988,158)	(1,988,158)
51,100,000	USD	51,100,000	Fixed 2.8813%	3 Month LIBOR	Mar 2045	—	(1,203,691)	(1,203,691)
51,100,000	USD	51,100,000	Fixed 2.8663%	3 Month LIBOR	Mar 2045	—	(1,154,753)	(1,154,753)
14,258,000	USD	14,258,000	Fixed 2.8295%	3 Month LIBOR	Mar 2045	—	(409,350)	(409,350)
17,112,000	USD	17,112,000	Fixed 2.7655%	3 Month LIBOR	Mar 2045	—	(380,492)	(380,492)
75,000,000	USD	75,000,000	Fixed 2.9800%	3 Month LIBOR	May 2045	—	(3,308,220)	(3,308,220)
219,000,000	USD	219,000,000	Fixed 3.1375%	3 Month LIBOR	Jun 2045	—	(8,746,006)	(8,746,006)
109,500,000	USD	109,500,000	Fixed 3.1378%	3 Month LIBOR	Jun 2045	—	(4,375,182)	(4,375,182)
109,500,000	USD	109,500,000	Fixed 3.2259%	3 Month LIBOR	Jun 2045	—	(4,986,521)	(4,986,521)
80,000,000	USD	80,000,000	Fixed 3.1800%	3 Month LIBOR	Jun 2045	—	(3,409,800)	(3,409,800)
79,300,000	USD	79,300,000	Fixed 3.1870%	3 Month LIBOR	Jun 2045	—	(5,145,769)	(5,145,769)
116,500,000	USD	116,500,000	Fixed 3.2355%	3 Month LIBOR	Jun 2045	—	(5,376,836)	(5,376,836)
120,400,000	USD	120,400,000	Fixed 3.2524%	3 Month LIBOR	Jun 2045	—	(5,684,468)	(5,684,468)
58,300,000	USD	58,300,000	Fixed 3.2450%	3 Month LIBOR	Jun 2045	—	(2,732,200)	(2,732,200)
43,700,000	USD	43,700,000	Fixed 3.2083%	3 Month LIBOR	Jul 2045	—	(1,941,381)	(1,941,381)
72,800,000	USD	72,800,000	Fixed 3.2226%	3 Month LIBOR	Jul 2045	—	(3,300,046)	(3,300,046)
14,600,000	USD	14,600,000	Fixed 3.2500%	3 Month LIBOR	Jul 2045	—	(687,193)	(687,193)
80,000,000	USD	80,000,000	Fixed 3.1700%	3 Month LIBOR	Jul 2045	—	(3,359,536)	(3,359,536)
85,800,000	USD	85,800,000	Fixed 2.5352%	3 Month LIBOR	Oct 2045	—	(6,719,858)	(6,719,858)
56,300,000	USD	56,300,000	Fixed 2.5012%	3 Month LIBOR	Oct 2045	—	(3,935,986)	(3,935,986)
24,000,000	USD	24,000,000	3 Month LIBOR	Fixed 2.5012%	Oct 2045	2,721,719	(1,043,857)	1,677,862
293,000,000	USD	293,000,000	Fixed 2.9226%	3 Month LIBOR	Dec 2045	—	(7,755,271)	(7,755,271)
25,000,000	USD	25,000,000	Fixed 2.1632%	3 Month LIBOR	Mar 2046	—	183,598	183,598
25,000,000	USD	25,000,000	Fixed 2.1977%	3 Month LIBOR	Mar 2046	—	1,284	1,284
31,500,000	USD	31,500,000	Fixed 2.1657%	3 Month LIBOR	Mar 2046	—	244,832	244,832
3,700,000	USD	3,700,000	Fixed 2.1532%	3 Month LIBOR	Apr 2046	—	40,660	40,660
101,550,000	USD	101,550,000	Fixed 2.4344%	3 Month LIBOR	Apr 2046	—	387,322	387,322
126,937,500	USD	126,937,500	Fixed 2.4138%	3 Month LIBOR	Apr 2046	—	646,721	646,721
101,550,000	USD	101,550,000	Fixed 2.5268%	3 Month LIBOR	Apr 2046	—	(198,002)	(198,002)
101,550,000	USD	101,550,000	Fixed 2.5237%	3 Month LIBOR	Apr 2046	—	(179,804)	(179,804)
76,162,500	USD	76,162,500	Fixed 2.5383%	3 Month LIBOR	Apr 2046	—	(204,352)	(204,352)
101,550,000	USD	101,550,000	Fixed 2.5646%	3 Month LIBOR	Apr 2046	—	(438,503)	(438,503)
67,700,000	USD	67,700,000	Fixed 2.5675%	3 Month LIBOR	Apr 2046	—	(310,553)	(310,553)
91,700,000	USD	91,700,000	Fixed 2.5457%	3 Month LIBOR	May 2046	—	(289,203)	(289,203)
		$26,448,604,231				$2,886,566	($47,553,745)	($44,667,179)

The following are abbreviations for the table above:
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended April 30, 2016 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of April 30, 2016 where the fund acted as a Seller of protection.

Reference obligation	Implied credit spread at 4-30-16	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
CDX.North America High Yield 26 5Y	4.32%	147,600,000	USD	$147,600,000	5.000%	Jun 2021	$2,031,743	$3,089,157	$5,120,900

Total Return Swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the period ended April 30, 2016, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets and to maintain diversity and liquidity of the fund. The following table summarizes the total return swap contracts held as of April 30, 2016.

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount	Maturity date	Counterparty	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Pay	Consumer Staples Select Sector Total Return Index	LIBOR	USD	60,720,123	Sep 2016	Citibank N.A.	$5,455	$1,560,346	$1,565,801
Pay	Consumer Staples Select Sector Total Return Index	LIBOR	USD	42,611,873	Sep 2016	Citibank N.A.	3,833	1,095,007	1,098,840
Pay	Consumer Staples Select Sector Total Return Index	LIBOR	USD	48,516,216	Sep 2016	Citibank N.A.	4,386	1,246,711	1,251,097
Pay	Consumer Staples Select Sector Total Return Index	LIBOR	USD	61,139,835	Sep 2016	Deutsche Bank AG	5,512	1,570,297	1,575,809
Pay	Consumer Staples Select Sector Total Return Index	LIBOR	USD	72,950,032	Sep 2016	Deutsche Bank AG	6,446	1,872,298	1,878,744
Pay	Hang Seng Index	HIBOR	HKD	252,031,193	Jul 2016	BNP Paribas SA	—	(2,353,639)	(2,353,639)
Pay	Russell 2000 Total Return Index	LIBOR	USD	88,495,782	Jun 2016	BNP Paribas SA	—	(3,363,456)	(3,363,456)
Pay	Russell 2000 Total Return Index	LIBOR	USD	119,420,178	Dec 2016	Goldman Sachs	—	(3,372,361)	(3,372,361)
Pay	Russell 2000 Total Return Index	LIBOR	USD	220,487,939	Dec 2016	Goldman Sachs	—	(6,208,881)	(6,208,881)
Receive	NASDAQ 100 Index	LIBOR	USD	236,728,784	Jan 2017	BNP Paribas SA	—	(5,930,586)	(5,930,586)
							$25,632	($13,884,264)	($13,858,632)

The following are abbreviations for the table above:
HIBOR	Hong Kong Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the period ended April 30, 2016, the fund used variance swaps to maintain diversity and liquidity of the fund and to manage against anticipated changes in securities markets/volatility. The following table summarizes the variance swap contracts held as of April 30, 2016.

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Barclays Capital	KOSPI 200	KRW	220,000,000	$194,716	Receive	Dec 2016	20.70%	($855,255)	($855,255)
Barclays Capital	S&P 500 Index	USD	195,000	195,000	Pay	Dec 2016	20.80%	549,519	549,519
Barclays Capital	FTSE 100	GBP	129,000	192,667	Pay	Dec 2016	19.85%	25,143	25,143
Barclays Capital	Hang Seng Index	HKD	1,500,000	193,001	Receive	Dec 2016	27.75%	528,558	528,558
BNP Paribas SA	KOSPI 200	KRW	300,000,000	281,386	Receive	Dec 2016	21.40%	(1,443,731)	(1,443,731)
BNP Paribas SA	KOSPI 200	KRW	452,261,307	404,581	Receive	Dec 2016	20.00%	(1,270,580)	(1,270,580)
BNP Paribas SA	KOSPI 200	KRW	151,515,152	137,885	Receive	Dec 2016	20.00%	(405,901)	(405,901)
BNP Paribas SA	S&P 500 Index	USD	136,000	136,000	Pay	Dec 2016	19.95%	154,155	154,155
BNP Paribas SA	FTSE 100	GBP	141,044	220,467	Pay	Dec 2016	19.20%	8,542	8,542
BNP Paribas SA	FTSE 100	GBP	156,000	258,788	Pay	Dec 2016	18.60%	(7,090)	(7,090)
BNP Paribas SA	FTSE 100	GBP	50,000	82,728	Pay	Dec 2016	18.65%	3,549	3,549
BNP Paribas SA	FTSE 100	GBP	109,000	179,545	Pay	Dec 2016	18.60%	(12,493)	(12,493)
BNP Paribas SA	S&P 500 Index	USD	128,000	128,000	Pay	Dec 2016	19.20%	327,331	327,331
BNP Paribas SA	S&P 500 Index	USD	279,000	279,000	Pay	Dec 2016	21.10%	1,011,329	1,011,329
BNP Paribas SA	S&P 500 Index	USD	120,000	120,000	Pay	Dec 2016	22.55%	581,022	581,022
BNP Paribas SA	S&P 500 Index	USD	402,000	402,000	Pay	Dec 2016	20.25%	584,760	584,760
BNP Paribas SA	Hang Seng Index	HKD	1,712,500	220,824	Receive	Dec 2016	28.20%	341,935	341,935
BNP Paribas SA	Hang Seng Index	HKD	2,000,000	258,061	Receive	Dec 2016	27.50%	326,815	326,815
BNP Paribas SA	Hang Seng Index	HKD	621,000	80,123	Receive	Dec 2016	27.25%	119,438	119,438
BNP Paribas SA	Hang Seng Index	HKD	1,400,000	180,638	Receive	Dec 2016	27.40%	261,613	261,613
BNP Paribas SA	Hang Seng Index	HKD	775,000	99,912	Receive	Dec 2016	25.20%	(268,912)	(268,912)
Goldman Sachs	KOSPI 200	KRW	125,125,000	122,617	Receive	Dec 2016	20.45%	(564,884)	(564,884)
Goldman Sachs	KOSPI 200	KRW	200,000,000	191,516	Receive	Dec 2016	21.00%	(912,805)	(912,805)
Goldman Sachs	KOSPI 200	KRW	100,000,000	93,550	Receive	Dec 2016	21.00%	(455,995)	(455,995)
Goldman Sachs	KOSPI 200	KRW	150,000,000	132,556	Receive	Dec 2016	20.00%	(504,473)	(504,473)
Goldman Sachs	FTSE 100	GBP	75,000	119,812	Pay	Dec 2016	20.00%	114,172	114,172
Goldman Sachs	FTSE 100	GBP	51,280	82,535	Pay	Dec 2016	19.60%	48,225	48,225
Goldman Sachs	FTSE 100	GBP	72,000	113,012	Pay	Dec 2016	19.20%	626	626
Goldman Sachs	FTSE 100	GBP	85,000	126,068	Pay	Dec 2016	19.70%	(7,546)	(7,546)
Goldman Sachs	S&P 500 Index	USD	120,000	120,000	Pay	Dec 2016	18.70%	273,204	273,204
Goldman Sachs	S&P 500 Index	USD	191,000	191,000	Pay	Dec 2016	20.50%	602,339	602,339
Goldman Sachs	S&P 500 Index	USD	93,000	93,000	Pay	Dec 2016	20.30%	273,675	273,675
Goldman Sachs	S&P 500 Index	USD	230,000	230,000	Pay	Dec 2016	22.25%	1,060,683	1,060,683
Goldman Sachs	S&P 500 Index	USD	270,000	270,000	Pay	Dec 2016	20.10%	599,464	599,464
Goldman Sachs	Hang Seng Index	HKD	800,000	103,102	Receive	Dec 2016	28.70%	38,721	38,721
Goldman Sachs	Hang Seng Index	HKD	638,625	82,345	Receive	Dec 2016	28.30%	68,331	68,331
Goldman Sachs	Hang Seng Index	HKD	1,300,000	167,577	Receive	Dec 2016	24.70%	(378,828)	(378,828)
Goldman Sachs	Hang Seng Index	HKD	876,800	113,042	Receive	Dec 2016	28.10%	193,569	193,569
Goldman Sachs	Hang Seng Index	HKD	1,300,000	167,424	Receive	Dec 2016	28.15%	397,123	397,123
JPMorgan Chase Bank	KOSPI 200	KRW	250,000,000	217,723	Receive	Dec 2017	21.65%	(24,194)	(24,194)
JPMorgan Chase Bank	S&P 500 Index	USD	217,000	217,000	Pay	Dec 2017	21.80%	(45,606)	(45,606)
JPMorgan Chase Bank	KOSPI 200	KRW	197,424,893	167,643	Receive	Dec 2017	23.00%	(452,873)	(452,873)
JPMorgan Chase Bank	KOSPI 200	KRW	100,000,000	87,271	Receive	Dec 2017	21.83%	(40,539)	(40,539)
JPMorgan Chase Bank	S&P 500 Index	USD	170,000	170,000	Pay	Dec 2017	23.60%	344,300	344,300
JPMorgan Chase Bank	S&P 500 Index	USD	87,300	87,300	Pay	Dec 2017	22.54%	38,886	38,886

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Morgan Stanley & Company, Inc.	KOSPI 200	KRW	100,000,000	97,135	Receive	Dec 2016	21.70%	(521,027)	(521,027)
Morgan Stanley & Company, Inc.	FTSE 100	GBP	40,000	67,514	Pay	Dec 2016	19.10%	38,409	38,409
Morgan Stanley & Company, Inc.	FTSE 100	GBP	62,000	104,526	Pay	Dec 2016	19.45%	91,082	91,082
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	97,000	97,000	Pay	Dec 2016	20.00%	303,555	303,555
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	250,000	250,000	Pay	Dec 2016	21.40%	1,049,040	1,049,040
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	250,000	250,000	Pay	Dec 2016	21.75%	1,114,640	1,114,640
Morgan Stanley & Company, Inc.	Hang Seng Index	HKD	500,000	64,516	Receive	Dec 2016	28.00%	27,180	27,180
Morgan Stanley & Company, Inc.	Hang Seng Index	HKD	1,937,600	249,992	Receive	Dec 2016	23.90%	(506,385)	(506,385)
Morgan Stanley & Company, Inc.	Hang Seng Index	HKD	1,250,000	161,148	Receive	Dec 2016	28.15%	40,355	40,355
Morgan Stanley & Company, Inc.	Hang Seng Index	HKD	1,937,825	249,998	Receive	Dec 2016	24.75%	(689,612)	(689,612)
				$9,303,244				$2,172,559	$2,172,559

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	395Q3	04/16
This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.		6/16

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)  Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott

________________________________

Andrew Arnott

President

Date: June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

________________________________

Andrew Arnott

President

Date: June 17, 2016

/s/ Charles A. Rizzo

________________________________

Charles A. Rizzo

Chief Financial Officer

Date: June 17, 2016